UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2060 Fund

BlackRock LifePath® Smart Beta 2065 Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2020

Date of reporting period: 04/30/2020

Item 1 – Report to Stockholders

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock LifePath® Smart Beta Funds of BlackRock Funds II

•	BlackRock LifePath® Smart Beta Retirement Fund
•	BlackRock LifePath® Smart Beta 2025 Fund
•	BlackRock LifePath® Smart Beta 2030 Fund
•	BlackRock LifePath® Smart Beta 2035 Fund
•	BlackRock LifePath® Smart Beta 2040 Fund
•	BlackRock LifePath® Smart Beta 2045 Fund
•	BlackRock LifePath® Smart Beta 2050 Fund
•	BlackRock LifePath® Smart Beta 2055 Fund
•	BlackRock LifePath® Smart Beta 2060 Fund
•	BlackRock LifePath® Smart Beta 2065 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The last 12 months have been a time of sudden change in global financial markets, as a long period of growth and positive returns was interrupted in early 2020 by the emergence and spread of the coronavirus. For much of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, leading countries around the world took economically disruptive countermeasures, causing equity prices to fall sharply. While markets have since recovered some of these losses as countries around the world begin reopening, there is still significant uncertainty surrounding the long-term impact of the pandemic on the global economy.

Returns for most securities were robust for the first three quarters of the reporting period, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that had characterized this economic cycle. However, once stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off and unemployment claims spiked. With large portions of the global economy on hold, all types of international equities ended the reporting period with negative performance, while in the U.S. only large-capitalization stocks delivered a slightly positive return.

The performance of different types of fixed-income securities diverged substantially due to a reduced investor appetite for risk. Treasuries benefited from the risk-off environment, and posted healthy returns, as the 10-year yield (which is inversely related to bond prices) fell to an all-time low. Investment-grade corporate bonds also delivered a positive return, while high-yield corporates were down due to credit concerns.

The U.S. Federal Reserve (the “Fed”) reduced interest rates three times in 2019, to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also announced a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruption is certain to hurt worldwide economic growth, the global expansion is likely to continue once the impact of the outbreak subsides. Nonetheless, there are promising signs that a strong coordinated monetary and fiscal response is underway, both in the United States and abroad. With measures being taken to contain the virus and provide support to impacted businesses and individuals, we anticipate a sharp increase in economic activity as life returns to normal.

Overall, we favor a neutral stance toward risk, given the uncertainty surrounding the economic impact of coronavirus countermeasures. Among equities, we see an advantage in U.S. stocks compared to other developed markets, given the diversity of the U.S. economy and the impressive scope of monetary and fiscal stimulus. In bonds, the swift action taken by the world’s central banks means there are attractive opportunities in credit, and we expect credit spreads to narrow as markets stabilize. Both U.S. Treasuries and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(3.16)%	0.86%
U.S. small cap equities (Russell 2000® Index)	(15.47)	(16.39)
International equities (MSCI Europe, Australasia, Far East Index)	(14.21)	(11.34)
Emerging market equities (MSCI Emerging Markets Index)	(10.50)	(12.00)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.85	2.07
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	10.73	19.78
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	4.86	10.84
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(1.26)	2.21
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(6.60)	(4.08)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of April 30, 2020	BlackRock LifePath® Smart Beta Funds

Investment Objective

Each BlackRock LifePath® Smart Beta Fund’s (collectively, the “Funds”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the BlackRock LifePath® Smart Beta Retirement Fund (the “LifePath Smart Beta Retirement Fund”) will be broadly diversified across global asset classes. With respect to the other Funds, in pursuit of its investment objective, each Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

At a meeting held on May 15, 2019, the Board of Trustees of BlackRock Funds II, on behalf of LifePath Smart Beta Retirement Fund, approved a reorganization (“the Reorganization”) of BlackRock LifePath® Smart Beta 2020 Fund (the “Target Fund”), with and into the LifePath Smart Beta Retirement Fund. Shareholders of the Target Fund or LifePath Smart Beta Retirement Fund were not required to approve the Reorganization. The Reorganization closed on November 18, 2019.

Portfolio Management Commentary

How did the Funds perform?

For the six-month period ended April 30, 2020, the Funds underperformed their custom benchmarks. For the period since the inception date of November 1, 2019 through April 30, 2020, the BlackRock LifePath® Smart Beta 2065 Fund underperformed its custom benchmark. The following discussion of relative performance pertains to each Fund’s respective custom benchmark.

What factors influenced performance?

Within the equity allocation, strategic exposures to value, size and minimum volatility in the U.S. allocation and value and size in the international allocation detracted relative to each Fund’s benchmark’s equity exposure. An underweight strategy to momentum also detracted across regions. Within the fixed income allocation, exposures to factor-screened credit strategies detracted across both high yield and investment grade corporate bonds as both underperformed government bonds. Exposure to BlackRock Total Factor Fund also detracted as long/short style factors were challenged over the period.

Within the equity allocation, strategic exposures to momentum and quality in the U.S. allocation and momentum, quality and minimum volatility in the international allocation were additive relative to each Fund’s benchmark’s equity exposure. In the United States, a moderate overweight position to quality and moderate underweight to size for much of the period were also beneficial. Similar active tilting positions were also additive in the international equity allocation, as well as a moderate overweight to minimum volatility.

Describe recent portfolio activity.

The Funds are rebalanced on a quarterly basis to reflect changes in their respective benchmark’s strategic asset allocation. The Funds’ exposure of both equity-related and fixed income-related factors as well as their alternatives allocation remained unchanged.

Describe the Funds’ positioning at period end.

At the end of period, relative to the Funds’ custom benchmarks, the Funds’ equity allocations were overweight in momentum and moderately underweight in size in the United States, and moderately overweight in both momentum and quality and moderately underweight in size internationally. From a risk perspective, the Funds continued to target the same fixed income and equity risk as their respective benchmarks.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2020 BLACKROCK SEMI - ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020 (continued)	BlackRock LifePath® Smart Beta Funds

Glide Path Evolution

Under normal circumstances, the asset allocation of each Fund, other than LifePath Smart Beta Retirement Fund, will change over time according to a predetermined “glide path” as each Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks and lower volatility of each Fund as retirement approaches. As each Fund approaches its target date, its asset allocation will shift so that each Fund invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by each Fund’s portfolio. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each Fund, and determine whether any changes are required to enable each Fund to achieve its investment objective. Because the LifePath Smart Beta Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time unlike the other Funds, although its allocation may change to maintain the LifePath Smart Beta Retirement Fund’s risk profile.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock may periodically adjust the proportion of equity and fixed income funds in each Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited to +/- 10% relative to the target allocation. BlackRock may determine that a greater degree of variation is warranted to protect each Fund or achieve each Fund’s investment objective.

FUND SUMMARY	5

Fund Summary as of April 30, 2020	BlackRock LifePath® Smart Beta Retirement Fund

BlackRock LifePath Smart Beta Retirement Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
01/03/09 to 01/05/10	44.7%	44.2%	11.1%	N/A	N/A	N/A	N/A	N/A	N/A
01/06/10 to 04/30/11	45.8	43.4	10.8	N/A	N/A	N/A	N/A	N/A	N/A
05/01/11 to 11/26/12	46.6	42.7	10.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	48.7	N/A	N/A	22.8%	4.0%	11.6%	1.0%	3.8%	8.1%
05/01/13 to 10/31/13	49.7	N/A	N/A	21.9	4.2	11.4	0.8	3.7	8.3
11/01/13 to 10/31/14	51.3	N/A	N/A	20.7	4.4	10.8	0.4	3.9	8.5
11/01/14 to 10/31/15	51.4	N/A	N/A	20.8	3.8	10.9	0.5	3.8	8.8
11/01/15 to 10/31/16	51.2	N/A	N/A	20.5	4.1	11.2	0.5	3.7	8.8
11/01/16 to 10/31/17	51.2	N/A	N/A	21.6	4.1	12.6	0.5	1.2	8.8
11/01/17 to 10/31/18	51.2	N/A	N/A	21.8	4.2	13.5	0.5	N/A	8.8
11/01/18 to 10/31/19	51.6	N/A	N/A	22.2	3.5	13.2	1.0	N/A	8.5
11/01/19 to 04/30/20	51.9	N/A	N/A	22.1	3.4	12.4	2.2	N/A	8.0

See “About Fund Performance” on page 26 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(3.28)%	1.64%	N/A	3.66%	N/A	5.71%	N/A
Investor A	(3.43)	1.44	(3.89)%	3.39	2.28%	5.44	4.87%
Class K	(3.25)	1.78	N/A	3.72	N/A	5.80	N/A
Class R	(3.54)	1.14	N/A	3.13	N/A	5.17	N/A
Bloomberg Barclays U.S. Aggregate Bond Index(c)	4.86	10.84	N/A	3.80	N/A	3.96	N/A
Retirement Custom Benchmark(d)	(0.33)	4.30	N/A	4.37	N/A	5.74	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 26 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. From December 31, 2014 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active Retirement Fund.” From November 27, 2012 to December 30, 2014, the Fund followed a different investment objective and different investment strategies under the name “BlackRock LifePath® Active 2015 Portfolio.” Prior to November 27, 2012, the Fund followed a different glide path under the name “BlackRock Prepared Portfolio 2015.”

(c)

A widely recognized unmanaged market-weighted index comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

(d)

A customized weighted index (the “Retirement Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(a)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(b)	Annualized Expense Ratio
Institutional	$1,000.00	$967.20	$0.50	$1,000.00	$1,024.70	$0.52	0.10%
Investor A	1,000.00	965.70	1.63	1,000.00	1,023.55	1.68	0.33
Class K	1,000.00	967.50	0.01	1,000.00	1,025.20	0.01	0.00
Class R	1,000.00	964.60	2.90	1,000.00	1,022.26	2.98	0.58

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 27 for further information on how expenses were calculated.

6	2020 BLACKROCK SEMI - ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020 (continued)	BlackRock LifePath® Smart Beta Retirement Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments

Fixed-Income Funds	59%
Equity Funds	39
Short-Term Securities	2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments

iShares U.S. Treasury Bond ETF	20%
iShares Edge Investment Grade Enhanced Bond ETF	16
BlackRock Total Factor Fund	10
iShares TIPS Bond ETF	8
iShares Edge MSCI USA Momentum Factor ETF	7
iShares Edge High Yield Defensive Bond ETF	5
iShares Edge MSCI USA Value Factor ETF	5
iShares Edge MSCI Min Vol USA ETF	4
iShares Edge MSCI USA Quality Factor ETF	4
Master Small Cap Index Series	3

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

FUND SUMMARY	7

Fund Summary as of April 30, 2020	BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2025 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
01/03/09 to 01/05/10	31.3%	55.0%	13.7%	N/A	N/A	N/A	N/A	N/A	N/A
01/06/10 to 04/30/11	33.2	53.4	13.4	N/A	N/A	N/A	N/A	N/A	N/A
05/01/11 to 11/26/12	34.7	52.2	13.1	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	33.0	N/A	N/A	33.4%	3.2%	17.1%	4.4%	3.8%	5.1%
05/01/13 to 10/31/13	33.9	N/A	N/A	32.3	3.2	17.1	4.4	3.8	5.3
11/01/13 to 10/31/14	35.1	N/A	N/A	31.1	3.4	16.9	4.2	3.8	5.5
11/01/14 to 10/31/15	31.7	N/A	N/A	32.7	3.0	18.5	5.2	3.8	5.1
11/01/15 to 10/31/16	32.2	N/A	N/A	31.2	3.8	18.6	5.2	3.8	5.2
11/01/16 to 10/31/17	33.3	N/A	N/A	32.4	3.0	19.2	5.4	1.3	5.4
11/01/17 to 10/31/18	35.3	N/A	N/A	31.4	3.1	19.5	5.0	N/A	5.7
11/01/18 to 10/31/19	37.1	N/A	N/A	30.4	3.0	19.3	3.9	N/A	6.3
11/01/19 to 04/30/20	43.3	N/A	N/A	26.8	3.2	16.9	2.4	N/A	7.4

See “About Fund Performance” on page 26 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(4.95)%	(0.54)%	N/A	4.02%	N/A	6.41%	N/A
Investor A	(5.05)	(0.80)	(6.00)%	3.76	2.65%	6.13	5.56%
Class K	(4.93)	(0.53)	N/A	4.09	N/A	6.51	N/A
Class R	(5.20)	(1.09)	N/A	3.53	N/A	5.87	N/A
Russell 1000® Index(c)	(3.56)	0.09	N/A	8.74	N/A	11.57	N/A
2025 Custom Benchmark(d)	(2.31)	1.88	N/A	4.65	N/A	6.55	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 26 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2025 Fund.” Prior to November 27, 2012, the Fund followed a different glide path under the name “BlackRock Prepared Portfolio 2025.”

(c)

A float-adjusted, market capitalization–weighted index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2025 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(a)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(b)	Annualized Expense Ratio
Institutional	$1,000.00	$950.50	$0.49	$1,000.00	$1,024.70	$0.51	0.10%
Investor A	1,000.00	949.50	1.64	1,000.00	1,023.52	1.70	0.33
Class K	1,000.00	950.70	0.00	1,000.00	1,025.20	0.00	0.00
Class R	1,000.00	948.00	2.90	1,000.00	1,022.23	3.01	0.59

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 27 for further information on how expenses were calculated.

8	2020 BLACKROCK SEMI - ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020 (continued)	BlackRock LifePath® Smart Beta 2025 Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments

Equity Funds	52%
Fixed-Income Funds	45
Short-Term Securities	3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments

iShares U.S. Treasury Bond ETF	15%
iShares Edge Investment Grade Enhanced Bond ETF	11
iShares Edge MSCI USA Momentum Factor ETF	10
BlackRock Total Factor Fund	8
iShares TIPS Bond ETF	7
iShares Edge MSCI USA Value Factor ETF	6
iShares Edge MSCI Min Vol USA ETF	5
iShares Edge MSCI USA Quality Factor ETF	5
iShares Core MSCI Emerging Markets ETF	4
iShares Edge High Yield Defensive Bond ETF	4

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

FUND SUMMARY	9

Fund Summary as of April 30, 2020	BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2030 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
01/03/09 to 01/05/10	20.1%	63.9%	16.0%	N/A	N/A	N/A	N/A	N/A	N/A
01/06/10 to 04/30/11	22.9	61.7	15.4	N/A	N/A	N/A	N/A	N/A	N/A
05/01/11 to 11/26/12	25.1	59.9	15.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	26.9	N/A	N/A	37.5%	2.8%	19.3%	5.7%	3.9%	3.9%
05/01/13 to 10/31/13	27.8	N/A	N/A	36.3	2.9	19.3	5.8	3.8	4.1
11/01/13 to 10/31/14	28.9	N/A	N/A	35.2	3.0	19.2	5.7	3.8	4.2
11/01/14 to 10/31/15	23.0	N/A	N/A	38.0	2.6	21.7	7.3	3.9	3.5
11/01/15 to 10/31/16	23.2	N/A	N/A	36.2	3.6	21.9	7.6	3.9	3.6
11/01/16 to 10/31/17	24.3	N/A	N/A	37.7	2.5	22.3	8.1	1.3	3.8
11/01/17 to 10/31/18	26.3	N/A	N/A	36.8	2.4	22.6	7.8	N/A	4.1
11/01/18 to 10/31/19	27.3	N/A	N/A	36.0	2.6	23.3	6.0	N/A	4.8
11/01/19 to 04/30/20	27.6	N/A	N/A	35.6	2.7	24.9	3.1	N/A	6.1

See “About Fund Performance” on page 26 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales charge	Without Sales Charge	With Sales Charge
Institutional	(6.06)%	(2.10)%	N/A	3.95%	N/A	6.45%	N/A
Investor A	(6.17)	(2.36)	(7.48)%	3.68	2.57%	6.15	5.58%
Class K	(6.06)	(2.00)	N/A	4.01	N/A	6.53	N/A
Class R	(6.35)	(2.61)	N/A	3.42	N/A	5.89	N/A
Russell 1000® Index(c)	(3.56)	0.09	N/A	8.74	N/A	11.57	N/A
2030 Custom Benchmark(d)	(4.08)	(0.15)	N/A	4.65	N/A	6.83	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 26 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2030 Fund.” Prior to November 27, 2012, the Fund followed a different glide path under the name “BlackRock Prepared Portfolio 2030.”

(c)

A float-adjusted, market capitalization–weighted index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2030 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(a)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(b)	Annualized Expense Ratio
Institutional	$1,000.00	$939.40	$0.46	$1,000.00	$1,024.73	$0.48	0.09%
Investor A	1,000.00	938.30	1.65	1,000.00	1,023.50	1.72	0.34
Class K	1,000.00	939.40	0.00	1,000.00	1,025.20	0.00	0.00
Class R	1,000.00	936.50	2.88	1,000.00	1,022.23	3.01	0.59

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 27 for further information on how expenses were calculated.

10	2020 BLACKROCK SEMI - ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020 (continued)	BlackRock LifePath® Smart Beta 2030 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Equity Funds	64%
Fixed-Income Funds	34
Short-Term Securities	2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
iShares Edge MSCI USA Momentum Factor ETF	12%
iShares U.S. Treasury Bond ETF	11
iShares Edge Investment Grade Enhanced Bond ETF	8
iShares Edge MSCI USA Value Factor ETF	8
iShares Edge MSCI Min Vol USA ETF	6
iShares Edge MSCI USA Quality Factor ETF	6
iShares TIPS Bond ETF	6
BlackRock Total Factor Fund	6
iShares Core MSCI Emerging Markets ETF	5
iShares Edge MSCI International Momentum Factor ETF	5

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

FUND SUMMARY	11

Fund Summary as of April 30, 2020	BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2035 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
01/03/09 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	21.5	N/A	N/A	41.2%	2.6%	21.2%	6.8%	3.9%	2.8%
05/01/13 to 10/31/13	22.3	N/A	N/A	40.0	2.6	21.3	7.0	3.9	2.9
11/01/13 to 10/31/14	23.5	N/A	N/A	38.7	2.6	21.3	7.0	3.8	3.1
11/01/14 to 10/31/15	14.9	N/A	N/A	42.8	2.2	24.7	9.4	3.9	2.1
11/01/15 to 10/31/16	14.5	N/A	N/A	40.9	3.4	25.2	9.9	4.0	2.1
11/01/16 to 10/31/17	15.9	N/A	N/A	43.0	1.8	25.5	10.8	2.3	0.7
11/01/17 to 10/31/18	17.4	N/A	N/A	42.0	1.7	25.7	10.6	N/A	2.6
11/01/18 to 10/31/19	18.0	N/A	N/A	41.3	2.2	27.1	8.1	N/A	3.3
11/01/19 to 04/30/20	17.6	N/A	N/A	41.4	2.4	30.2	3.7	N/A	4.7

See “About Fund Performance” on page 26 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(7.74)%	(4.19)%	N/A	3.74%	N/A	6.34%	N/A
Investor A	(7.76)	(4.35)	(9.37)%	3.49	2.38%	6.05	5.48%
Class K	(7.65)	(4.00)	N/A	3.82	N/A	6.44	N/A
Class R	(7.96)	(4.67)	N/A	3.21	N/A	5.79	N/A
Russell 1000® Index(c)	(3.56)	0.09	N/A	8.74	N/A	11.57	N/A
2035 Custom Benchmark(d)	(5.72)	(2.04)	N/A	4.65	N/A	7.05	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 26 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2035 Fund.” Prior to November 27, 2012, the Fund followed a different glide path under the name “BlackRock Prepared Portfolio 2035.”

(c)

A float-adjusted, market capitalization–weighted index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2035 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(a)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(b)	Annualized Expense Ratio
Institutional	$1,000.00	$922.60	$0.49	$1,000.00	$1,024.69	$0.52	0.10%
Investor A	1,000.00	922.40	1.70	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	923.50	0.00	1,000.00	1,025.20	0.00	0.00
Class R	1,000.00	920.40	2.86	1,000.00	1,022.23	3.01	0.59

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 27 for further information on how expenses were calculated.

12	2020 BLACKROCK SEMI - ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020 (continued)	BlackRock LifePath® Smart Beta 2035 Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Equity Funds	76%
Fixed-Income Funds	23
Short-Term Securities	1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
iShares Edge MSCI USA Momentum Factor ETF	14%
iShares Edge MSCI USA Value Factor ETF	9
iShares U.S. Treasury Bond ETF	7
iShares Edge MSCI Min Vol USA ETF	7
iShares Edge MSCI USA Quality Factor ETF	7
iShares Core MSCI Emerging Markets ETF	7
iShares Edge MSCI International Quality Factor ETF	6
iShares Edge MSCI International Momentum Factor ETF	6
iShares Edge Investment Grade Enhanced Bond ETF	5
iShares TIPS Bond ETF	5

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

FUND SUMMARY	13

Fund Summary as of April 30, 2020	BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2040 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
01/03/09 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	16.6	N/A	N/A	44.6%	2.3%	23.0%	7.9%	3.9%	1.7%
05/01/13 to 10/31/13	17.5	N/A	N/A	43.3	2.2	23.1	8.2	3.9	1.8
11/01/13 to 10/31/14	18.6	N/A	N/A	42.0	2.3	23.2	8.2	3.8	1.9
11/01/14 to 10/31/15	7.9	N/A	N/A	46.4	2.1	27.3	11.4	4.0	0.9
11/01/15 to 10/31/16	6.7	N/A	N/A	44.6	3.4	28.2	12.1	4.1	0.9
11/01/16 to 10/31/17	8.1	N/A	N/A	47.3	1.3	28.3	13.2	1.1	0.7
11/01/17 to 10/31/18	9.4	N/A	N/A	46.6	1.2	28.4	13.1	N/A	1.3
11/01/18 to 10/31/19	9.9	N/A	N/A	46.0	1.8	30.5	9.9	N/A	1.9
11/01/19 to 04/30/20	8.9	N/A	N/A	46.7	2.1	35.0	4.2	N/A	3.1

See “About Fund Performance” on page 26 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(8.98)%	(5.95)%	N/A	3.30%	N/A	6.32%	N/A
Investor A	(9.03)	(6.14)	(11.07)%	3.06	1.95%	6.02	5.45%
Class K	(8.85)	(5.81)	N/A	3.42	N/A	6.43	N/A
Class R	(9.14)	(6.41)	N/A	2.82	N/A	5.77	N/A
Russell 1000® Index(c)	(3.56)	0.09	N/A	8.74	N/A	11.57	N/A
2040 Custom Benchmark(d)	(7.25)	(3.79)	N/A	4.60	N/A	7.24	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 26 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2040 Fund.” Prior to November 27, 2012, the Fund followed a different glide path under the name “BlackRock Prepared Portfolio 2040.”

(c)

A float-adjusted, market capitalization–weighted index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2040 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(a)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 910.20	$ 0.49	$ 1,000.00	$ 1,024.70	$ 0.51	0.10%
Investor A	1,000.00	909.70	1.69	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	911.50	0.00	1,000.00	1,025.20	0.00	0.00
Class R	1,000.00	908.60	2.84	1,000.00	1,022.23	3.01	0.59

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 27 for further information on how expenses were calculated.

14	2020 BLACKROCK SEMI - ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020 (continued)	BlackRock LifePath® Smart Beta 2040 Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments

Equity Funds	84%
Fixed-Income Funds	12
Short-Term Securities	4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments

iShares Edge MSCI USA Momentum Factor ETF	15%
iShares Edge MSCI USA Value Factor ETF	10
iShares Edge MSCI Min Vol USA ETF	8
iShares Edge MSCI USA Quality Factor ETF	8
iShares Core MSCI Emerging Markets ETF	8
iShares Edge MSCI International Momentum Factor ETF	7
iShares Edge MSCI International Quality Factor ETF	6
iShares Edge MSCI International Value Factor ETF	4
iShares Edge MSCI Min Vol EAFE ETF	4
iShares Edge MSCI USA Size Factor ETF	4

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

FUND SUMMARY	15

Fund Summary as of April 30, 2020	BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2045 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
01/03/09 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	12.7	N/A	N/A	47.8%	2.0%	24.7%	8.9%	3.9%	0.0%
05/01/13 to 10/31/13	13.7	N/A	N/A	46.4	2.0	24.8	9.2	3.9	0.0
11/01/13 to 10/31/14	15.0	N/A	N/A	44.9	2.0	25.0	9.3	3.8	0.0
11/01/14 to 10/31/15	4.1	N/A	N/A	48.0	2.1	28.8	12.8	4.2	0.0
11/01/15 to 10/31/16	2.2	N/A	N/A	46.3	3.6	29.9	13.5	4.3	0.2
11/01/16 to 10/31/17	2.8	N/A	N/A	49.5	1.3	30.3	15.1	0.3	0.7
11/01/17 to 10/31/18	3.5	N/A	N/A	49.2	1.0	30.7	15.2	N/A	0.4
11/01/18 to 10/31/19	3.8	N/A	N/A	49.0	1.8	33.4	11.3	N/A	0.7
11/01/19 to 04/30/20	3.2	N/A	N/A	50.4	2.0	38.4	4.6	N/A	1.4

See “About Fund Performance” on page 26 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(10.23)%	(7.59)%	N/A	3.09%	N/A	6.40%	N/A
Investor A	(10.32)	(7.79)	(12.63)%	2.85	1.75%	6.11	5.54%
Class K	(10.23)	(7.52)	N/A	3.20	N/A	6.51	N/A
Class R	(10.42)	(8.02)	N/A	2.61	N/A	5.85	N/A
Russell 1000® Index(c)	(3.56)	0.09	N/A	8.74	N/A	11.57	N/A
2045 Custom Benchmark(d)	(8.27)	(5.00)	N/A	4.55	N/A	7.40	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 26 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2045 Fund.” Prior to November 27, 2012, the Fund followed a different glide path under the name “BlackRock Prepared Portfolio 2045.”

(c)

A float-adjusted, market capitalization–weighted index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2045 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(a)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(b)	Annualized Expense Ratio
Institutional	$1,000.00	$897.70	$0.49	$1,000.00	$1,024.69	$0.52	0.10%
Investor A	1,000.00	896.80	1.68	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	897.70	0.01	1,000.00	1,025.20	0.01	0.00
Class R	1,000.00	895.80	2.82	1,000.00	1,022.23	3.01	0.59

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 27 for further information on how expenses were calculated.

16	2020 BLACKROCK SEMI - ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020 (continued)	BlackRock LifePath® Smart Beta 2045 Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments

Equity Funds	94%
Fixed-Income Funds	6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments

iShares Edge MSCI USA Momentum Factor ETF	17%
iShares Edge MSCI USA Value Factor ETF	11
iShares Edge MSCI Min Vol USA ETF	9
iShares Core MSCI Emerging Markets ETF	9
iShares Edge MSCI USA Quality Factor ETF	9
iShares Edge MSCI International Momentum Factor ETF	8
iShares Edge MSCI International Quality Factor ETF	7
iShares Edge MSCI International Value Factor ETF	5
iShares Edge MSCI Min Vol EAFE ETF	5
iShares Edge MSCI USA Size Factor ETF	4

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

FUND SUMMARY	17

Fund Summary as of April 30, 2020	BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2050 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
01/03/09 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 04/30/13	7.4	N/A	N/A	50.7%	1.9%	26.2%	9.8%	4.0%	0.0%
05/01/13 to 10/31/13	8.5	N/A	N/A	49.2	1.7	26.4	10.2	4.0	0.0
11/01/13 to 10/31/14	9.8	N/A	N/A	47.7	1.7	26.6	10.4	3.8	0.0
11/01/14 to 10/31/15	2.6	N/A	N/A	48.8	2.0	29.3	13.1	4.2	0.0
11/01/15 to 10/31/16	1.0	N/A	N/A	46.6	3.6	30.5	14.0	4.3	0.0
11/01/16 to 10/31/17	1.0	N/A	N/A	50.1	1.3	31.1	15.8	0.7	0.0
11/01/17 to 10/31/18	1.0	N/A	N/A	50.2	0.9	31.7	16.2	N/A	0.0
11/01/18 to 10/31/19	1.2	N/A	N/A	50.3	1.8	34.8	11.8	N/A	0.1
11/01/19 to 04/30/20	0.9	N/A	N/A	52.0	1.9	40.0	4.8	N/A	0.4

See “About Fund Performance” on page 26 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(10.39)%	(8.06)%	N/A	2.93%	N/A	6.38%	N/A
Investor A	(10.51)	(8.24)	(13.06)%	2.68	1.57%	6.08	5.51%
Class K	(10.29)	(7.88)	N/A	3.04	N/A	6.50	N/A
Class R	(10.59)	(8.47)	N/A	2.44	N/A	5.84	N/A
Russell 1000® Index(c)	(3.56)	0.09	N/A	8.74	N/A	11.57	N/A
2050 Custom Benchmark(d)	(8.73)	(5.56)	N/A	4.51	N/A	7.54	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 26 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2050 Fund.” Prior to November 27, 2012, the Fund followed a different glide path under the name “BlackRock Prepared Portfolio 2050.”

(c)

A float-adjusted, market capitalization–weighted index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2050 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(a)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 896.10	$ 0.48	$ 1,000.00	$ 1,024.70	$ 0.52	0.10%
Investor A	1,000.00	894.90	1.68	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	897.10	0.00	1,000.00	1,025.20	0.01	0.00
Class R	1,000.00	894.10	2.82	1,000.00	1,022.23	3.01	0.59

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 27 for further information on how expenses were calculated.

18	2020 BLACKROCK SEMI - ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020 (continued)	BlackRock LifePath® Smart Beta 2050 Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments

Equity Funds	98%
Fixed-Income Funds	2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments

iShares Edge MSCI USA Momentum Factor ETF	18%
iShares Edge MSCI USA Value Factor ETF	12
iShares Core MSCI Emerging Markets ETF	9
iShares Edge MSCI Min Vol USA ETF	9
iShares Edge MSCI USA Quality Factor ETF	9
iShares Edge MSCI International Momentum Factor ETF	8
iShares Edge MSCI International Quality Factor ETF	7
iShares Edge MSCI International Value Factor ETF	5
iShares Edge MSCI Min Vol EAFE ETF	5
iShares Edge MSCI USA Size Factor ETF	5

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

FUND SUMMARY	19

Fund Summary as of April 30, 2020	BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2055 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
02/28/13 to 04/30/13	2.5%	52.5%	1.8%	27.8%	11.2%	4.2%	0.0%
05/01/13 to 10/31/13	3.3	51.3	1.7	27.9	11.6	4.2	0.0
11/01/13 to 10/31/14	4.5	49.6	1.7	28.3	11.9	4.0	0.0
11/01/14 to 10/31/15	1.7	49.2	2.0	29.6	13.3	4.2	0.0
11/01/15 to 10/31/16	1.0	46.6	3.6	30.5	14.0	4.3	0.0
11/01/16 to 10/31/17	1.0	50.1	1.3	31.1	15.8	0.7	0.0
11/01/17 to 10/31/18	1.0	50.1	0.9	31.8	16.2	N/A	0.0
11/01/18 to 10/31/19	1.0	50.4	1.8	35.0	11.8	N/A	0.0
11/01/19 to 04/30/20	0.8	52.1	1.9	40.2	4.8	N/A	0.2

See “About Fund Performance” on page 26 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		Since Inception(c)
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(10.41)%	(8.37)%	N/A	2.90%	N/A	5.80%	N/A
Investor A	(10.56)	(8.60)	(13.40)%	2.64	1.54%	5.53	4.74%
Class K	(10.44)	(8.33)	N/A	3.01	N/A	5.90	N/A
Class R	(10.70)	(8.87)	N/A	2.39	N/A	5.28	N/A
Russell 1000® Index(d)	(3.56)	0.09	N/A	8.74	N/A	11.59	N/A
2055 Custom Benchmark(e)	(8.79)	(5.62)	N/A	4.50	N/A	6.81	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 26 for a detailed description of share classes, including any related sales charges and fees.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055. Prior to November 18, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2055 Fund.”

(c)	The Fund commenced operations on February 28, 2013.
(d)

A float-adjusted, market capitalization–weighted index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(e)

A customized weighted index (the “2055 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The weightings are presented annually but are adjusted quarterly.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(a)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 895.90	$ 0.48	$ 1,000.00	$ 1,024.70	$ 0.52	0.10%
Investor A	1,000.00	894.40	1.68	1,000.00	1,023.43	1.79	0.35
Class K	1,000.00	895.60	0.01	1,000.00	1,025.20	0.01	0.00
Class R	1,000.00	893.00	2.82	1,000.00	1,022.22	3.01	0.59

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 27 for further information on how expenses were calculated.

20	2020 BLACKROCK SEMI - ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020 (continued)	BlackRock LifePath® Smart Beta 2055 Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments

Equity Funds	95%
Short-Term Securities	4
Fixed-Income Funds	1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments

iShares Edge MSCI USA Momentum Factor ETF	17%
iShares Edge MSCI USA Value Factor ETF	11
iShares Edge MSCI Min Vol USA ETF	9
iShares Core MSCI Emerging Markets ETF	9
iShares Edge MSCI USA Quality Factor ETF	9
iShares Edge MSCI International Momentum Factor ETF	8
iShares Edge MSCI International Quality Factor ETF	7
iShares Edge MSCI International Value Factor ETF	5
iShares Edge MSCI Min Vol EAFE ETF	5
iShares Edge MSCI USA Size Factor ETF	5

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

FUND SUMMARY	21

Fund Summary as of April 30, 2020	BlackRock LifePath® Smart Beta 2060 Fund

BlackRock LifePath® Smart Beta 2060 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
05/31/17 to 10/31/17	1.0%	50.4%	1.0%	31.4%	16.2%	0.0%
11/01/17 to 10/31/18	1.0	50.1	0.9	31.8	16.2	0.0
11/01/18 to 10/31/19	1.1	50.3	1.8	35.0	11.8	0.0
11/01/19 to 04/30/20	0.8	52.1	2.0	40.2	4.8	0.1

See “About Fund Performance” on page 26 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2020

		Average Annual Total Returns(a)(b)
		1 Year		Since Inception(c)
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(10.83)%	(8.82)%	N/A	1.01%	N/A
Investor A	(10.97)	(9.03)	(13.81)%	0.76	(1.08)%
Class K	(10.77)	(8.67)	N/A	1.11	N/A
Class R	(11.06)	(9.20)	N/A	0.52	N/A
Russell 1000® Index(d)	(3.56)	0.09	N/A	8.47	N/A
2060 Custom Benchmark(e)	(8.79)	(5.62)	N/A	3.86	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 26 for a detailed description of share classes, including any related sales charges and fees.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2060.

(c)	The Fund commenced operations on May 31, 2017.
(d)

A float-adjusted, market capitalization–weighted index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(e)

A customized weighted index (the “2060 Custom Benchmark”), comprised of the indexes indicated above, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The weightings are presented annually but are adjusted quarterly.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(a)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period(b)	Annualized Expense Ratio
Institutional	$1,000.00	$891.70	$0.49	$1,000.00	$1,024.68	$0.53	0.10%
Investor A	1,000.00	890.30	1.70	1,000.00	1,023.41	1.82	0.36
Class K	1,000.00	892.30	0.03	1,000.00	1,025.18	0.03	0.01
Class R	1,000.00	889.40	2.84	1,000.00	1,022.20	3.04	0.60

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 27 for further information on how expenses were calculated.

22	2020 BLACKROCK SEMI - ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020 (continued)	BlackRock LifePath® Smart Beta 2060 Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments

Equity Funds	90%
Short-Term Securities	9
Fixed-Income Funds	1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments

iShares Edge MSCI USA Momentum Factor ETF	16%
iShares Edge MSCI USA Value Factor ETF	11
SL Liquidity Series, LLC, Money Market Series	9
iShares Core MSCI Emerging Markets ETF	9
iShares Edge MSCI Min Vol USA ETF	9
iShares Edge MSCI USA Quality Factor ETF	8
iShares Edge MSCI International Momentum Factor ETF	7
iShares Edge MSCI International Quality Factor ETF	7
iShares Edge MSCI International Value Factor ETF	5
iShares Edge MSCI Min Vol EAFE ETF	5

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

FUND SUMMARY	23

Fund Summary as of April 30, 2020	BlackRock LifePath® Smart Beta 2065 Fund

BlackRock LifePath® Smart Beta 2065 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-USA IMI Index	FTSE EPRA Nareit Developed Index
11/01/19(a) to 04/30/20	1.0%	52.0%	2.0%	40.2%	4.8%

(a)	Commencement of operations.

See “About Fund Performance” on page 26 for descriptions of the indexes.

Expense Example

	Actual			Hypothetical(a)
	Beginning Account Value (11/01/19)(b)	Ending Account Value (04/30/20)	Expenses Paid During the Period(c)	Beginning Account Value (11/01/19)(b)	Ending Account Value (04/30/20)	Expenses Paid During the Period(c)	Annualized Expense Ratio
Institutional	$1,000.00	$884.80	$0.20	$1,000.00	$1,024.99	$0.21	0.04%
Investor A	1,000.00	883.50	1.39	1,000.00	1,023.73	1.50	0.29
Class K	1,000.00	884.90	0.00	1,000.00	1,025.21	0.00	0.00
Class R	1,000.00	882.10	2.58	1,000.00	1,022.47	2.77	0.54

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)	Commencement of operations.
(c)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 179/366 (to reflect the period from November 1, 2019, the commencement of operations, to April 30, 2020).

See “Disclosure of Expenses” on page 27 for further information on how expenses were calculated.

24	2020 BLACKROCK SEMI - ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020 (continued)	BlackRock LifePath® Smart Beta 2065 Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments

Equity Funds	99%
Fixed-Income Funds	1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments

iShares Edge MSCI USA Momentum Factor ETF	18%
iShares Edge MSCI USA Value Factor ETF	12
iShares Edge MSCI Min Vol USA ETF	9
iShares Core MSCI Emerging Markets ETF	9
iShares Edge MSCI USA Quality Factor ETF	9
iShares Edge MSCI International Momentum Factor ETF	8
iShares Edge MSCI International Quality Factor ETF	8
iShares Edge MSCI International Value Factor ETF	5
iShares Edge MSCI Min Vol EAFE ETF	5
iShares Edge MSCI USA Size Factor ETF	5

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

FUND SUMMARY	25

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Except with respect to BlackRock LifePath® Smart Beta 2055 Fund, BlackRock LifePath® Smart Beta 2060 Fund and BlackRock LifePath® Smart Beta 2065 Fund, Institutional Shares performance shown prior to the Institutional Shares inception date of November 27, 2012 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waivers and/or reimbursements, each Fund’s performance would have been lower. With respect to each Fund’s contractual waivers, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreements. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Prior to November 27, 2012, the Custom Benchmarks of the applicable Funds were comprised of the Bloomberg Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI EAFE Index. Between November 27, 2012 (February 28, 2013 for BlackRock LifePath® Smart Beta 2055 Fund only) and November 17, 2016, the Custom Benchmarks of the applicable Funds were comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-USA IMI Index, FTSE EPRA Nareit Developed Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series-L).

Effective November 18, 2016, the Custom Benchmarks of the Funds (other than BlackRock LifePath® Smart Beta 2060 Fund and BlackRock LifePath® Smart Beta 2065 Fund) are comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-USA IMI Index, FTSE EPRA Nareit Developed Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. TIPS Index (Series-L). The Custom Benchmark of BlackRock LifePath® Smart Beta 2060 Fund, which commenced operations on May 31, 2017, has the same composition. For the period ended April 30, 2020, the BlackRock LifePath® Smart Beta 2065 Fund, which commenced operations on November 1, 2019, did not have any allocation to the Bloomberg Barclays U.S. TIPS Index (Series-L). The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The Russell 1000® Index is an unmanaged index comprised of the 1,000 largest U.S. companies as determined by total market capitalization. The Russell 2000® Index is an unmanaged index comprised of the 2,000 largest U.S. companies as determined by total market capitalization. The MSCI ACWI ex-USA IMI Index measures the investment return of stocks issued by companies located outside the United States. The FTSE EPRA Nareit Developed Index measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries as defined by FTSE EPRA Nareit. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Bloomberg Commodity Index is composed of futures contracts on physical commodities. The Bloomberg Commodity Index is designed to minimize concentration in any one commodity or sector. The Bloomberg Barclays U.S. TIPS Index (Series-L) is an index that includes all publicly issued, U.S. TIPS that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding. The customized weighted index for each Fund is created by BlackRock, Inc. (“BlackRock”) and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glide path, as applicable.

26	2020 BLACKROCK SEMI - ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on November 1, 2019 and held through April 30, 2020, except with respect to BlackRock LifePath® Smart Beta 2065 Fund’s Shares which are based on a hypothetical investment of $1,000 on November 1, 2019 (commencement of operations) and held through April 30, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

ABOUT FUND PERFORMANCE / DISCLOSURE OF EXPENSES	27

Schedule of Investments (unaudited) April 30, 2020	BlackRock LifePath® Smart Beta Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 40.1%
iShares Core MSCI Emerging Markets ETF	13,809	$602,901
iShares Edge MSCI International Momentum Factor ETF	17,886	506,353
iShares Edge MSCI International Quality Factor ETF	19,229	525,913
iShares Edge MSCI International Value Factor ETF	19,069	352,967
iShares Edge MSCI Min Vol EAFE ETF	5,109	329,173
iShares Edge MSCI Min Vol Emerging Markets ETF	2,974	150,425
iShares Edge MSCI Min Vol USA ETF	13,915	821,959
iShares Edge MSCI USA Momentum Factor ETF(b)	12,979	1,543,722
iShares Edge MSCI USA Quality Factor ETF	8,523	775,508
iShares Edge MSCI USA Size Factor ETF	5,086	412,627
iShares Edge MSCI USA Value Factor ETF	14,525	1,016,459
iShares Global REIT ETF	20,991	427,377
iShares MSCI EAFE Small-Cap ETF	2,788	136,946
Master Small Cap Index Series	$685,317	685,317

		8,287,647

Fixed-Income Funds — 59.7%
BlackRock Total Factor Fund, Class K	228,017	2,033,913
iShares Edge High Yield Defensive Bond ETF	24,834	1,130,940
iShares Edge Investment Grade Enhanced Bond ETF	63,332	3,295,164
iShares TIPS Bond ETF	13,212	1,602,748
iShares U.S. Treasury Bond ETF	152,841	4,288,719

		12,351,484

Total Long-Term Investments — 99.8% (Cost: $20,406,364)		20,639,131

Security	Shares	Value

Short-Term Securities(a)(c)

Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%	49,844	$49,844
SL Liquidity Series, LLC, Money Market Series, 0.79%(d)	316,887	317,140

Total Short-Term Securities — 1.8% (Cost: $366,554)		366,984

Total Investments — 101.6% (Cost: $20,772,918)		21,006,115

Liabilities in Excess of Other Assets — (1.6)%		(333,904)

Net Assets — 100.0%		$20,672,211

(a)	Affiliate of the Fund.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the six months ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	34,688	15,156	(b)	—	49,844	$49,844	$284	$—	$—
BlackRock Total Factor Fund, Class K	88,704	171,812		(32,499)	228,017	2,033,913	2,193	29,064	(328,516)
iShares Core MSCI Emerging Markets ETF	4,731	11,680		(2,602)	13,809	602,901	13,955	(10,560)	(66,646)
iShares Edge High Yield Defensive Bond ETF	10,080	16,354		(1,600)	24,834	1,130,940	33,964	(6,960)	(121,155)
iShares Edge Investment Grade Enhanced Bond ETF	27,994	49,922		(14,584)	63,332	3,295,164	55,675	96,877	(70,753)
iShares Edge MSCI International Momentum Factor ETF	6,000	24,036		(12,150)	17,886	506,353	3,359	17,821	19,482
iShares Edge MSCI International Quality Factor ETF	5,900	17,729		(4,400)	19,229	525,913	4,265	(26,059)	(72,377)
iShares Edge MSCI International Value Factor ETF	7,700	12,969		(1,600)	19,069	352,967	7,512	(802)	(105,352)

28	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock LifePath® Smart Beta Retirement Fund

Affiliated Issuer	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Min Vol EAFE ETF	2,013	6,532		(3,436)		5,109	$329,173	$8,666		$(36,640)	$(52,425)
iShares Edge MSCI Min Vol Emerging Markets ETF	1,121	2,453		(600)		2,974	150,425	2,357		(6,603)	(21,551)
iShares Edge MSCI Min Vol USA ETF	10,233	18,156		(14,474)		13,915	821,959	15,778		186,720	(312,585)
iShares Edge MSCI USA Momentum Factor ETF	1,995	14,285		(3,301)		12,979	1,543,722	3,771		4,697	123,258
iShares Edge MSCI USA Quality Factor ETF	6,450	15,444		(13,371)		8,523	775,508	14,358		(144,976)	(72,522)
iShares Edge MSCI USA Size Factor ETF	1,900	3,386		(200)		5,086	412,627	3,852		(5,661)	(63,660)
iShares Edge MSCI USA Value Factor ETF	4,916	12,398		(2,789)		14,525	1,016,459	17,165		(34,169)	(207,067)
iShares Global REIT ETF	7,032	16,979		(3,020)		20,991	427,377	17,094		(15,826)	(138,177)
iShares MSCI EAFE Small-Cap ETF	2,868	6,311		(6,391)		2,788	136,946	7,715		(22,184)	(37,050)
iShares TIPS Bond ETF	6,549	11,689		(5,026)		13,212	1,602,748	8,112		19,709	57,136
iShares U.S. Treasury Bond ETF	75,746	147,592		(70,497)		152,841	4,288,719	39,794		108,613	244,697
Master Small Cap Index Series	$317,125	$368,192	(b)(c)	$—		$685,317	685,317	3,708		(8,132)	(120,831)
SL Liquidity Series, LLC, Money Market Series	866,250	—		(549,363	)(b)	316,887	317,140	13,140	(d)	(1,297)	430

							$21,006,115	$276,717		$143,632	$(1,345,664)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies(a)	$19,953,814	$—	$—	$19,953,814
Short-Term Securities
Money Market Funds	49,844	—	—	49,844

	$20,003,658	$—	$—	20,003,658

Investments Valued at NAV(b)				1,002,457

				$21,006,115

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) April 30, 2020	BlackRock LifePath® Smart Beta 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 53.5%
iShares Core MSCI Emerging Markets ETF	19,733	$861,543
iShares Edge MSCI International Momentum Factor ETF	25,091	710,326
iShares Edge MSCI International Quality Factor ETF	27,220	744,467
iShares Edge MSCI International Value Factor ETF	26,477	490,089
iShares Edge MSCI Min Vol EAFE ETF	7,898	508,868
iShares Edge MSCI Min Vol Emerging Markets ETF	4,431	224,120
iShares Edge MSCI Min Vol USA ETF	17,342	1,024,392
iShares Edge MSCI USA Momentum Factor ETF	16,387	1,949,070
iShares Edge MSCI USA Quality Factor ETF	10,703	973,866
iShares Edge MSCI USA Size Factor ETF	6,141	498,219
iShares Edge MSCI USA Value Factor ETF	18,104	1,266,918
iShares Global REIT ETF	22,166	451,300
iShares MSCI EAFE Small-Cap ETF	4,526	222,317
Master Small Cap Index Series	$602,567	602,567

		10,528,062

Fixed-Income Funds — 46.6%
BlackRock Total Factor Fund, Class K	173,328	1,546,083
iShares Edge High Yield Defensive Bond ETF	16,570	754,598
iShares Edge Investment Grade Enhanced Bond ETF	45,203	2,351,912
iShares TIPS Bond ETF(b)	11,377	1,380,144
iShares U.S. Treasury Bond ETF(b)	111,615	3,131,917

		9,164,654

Total Long-Term Investments — 100.1% (Cost: $19,552,192)		19,692,716

Security	Shares	Value

Short-Term Securities(a)(c)

Money Market Funds — 3.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%	62,911	$62,911
SL Liquidity Series, LLC, Money Market Series, 0.79%(d)	626,804	627,306

Total Short-Term Securities — 3.5% (Cost: $690,154)		690,217

Total Investments — 103.6% (Cost: $20,242,346)		20,382,933

Liabilities in Excess of Other Assets — (3.6)%		(705,739)

Net Assets — 100.0%		$19,677,194

(a)	Affiliate of the Fund.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the six months ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	79,633	—	(16,722	)(b)	62,911	$62,911	$320	$—	$—
BlackRock Total Factor Fund, Class K	154,995	35,573	(17,240)		173,328	1,546,083	1,486	33,422	(242,187)
iShares Core MSCI Emerging Markets ETF	16,649	5,556	(2,472)		19,733	861,543	19,919	(1,543)	(96,735)
iShares Edge High Yield Defensive Bond ETF	16,770	300	(500)		16,570	754,598	24,104	405	(84,309)
iShares Edge Investment Grade Enhanced Bond ETF	47,499	2,859	(5,155)		45,203	2,351,912	42,482	59,450	(44,988)
iShares Edge MSCI International Momentum Factor ETF	23,241	19,300	(17,450)		25,091	710,326	4,617	28,673	31,936
iShares Edge MSCI International Quality Factor ETF	22,637	11,839	(7,256)		27,220	744,467	5,820	(37,434)	(99,408)
iShares Edge MSCI International Value Factor ETF	27,677	—	(1,200)		26,477	490,089	10,142	1,992	(137,778)

30	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock LifePath® Smart Beta 2025 Fund

Affiliated Issuer	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Min Vol EAFE ETF	7,937	4,153	(4,192)		7,898	$508,868	$13,384		$(42,514)	$(80,977)
iShares Edge MSCI Min Vol Emerging Markets ETF	4,334	997	(900)		4,431	224,120	3,694		(6,720)	(32,715)
iShares Edge MSCI Min Vol USA ETF	31,505	2,437	(16,600)		17,342	1,024,392	19,619		221,777	(358,578)
iShares Edge MSCI USA Momentum Factor ETF	6,157	13,285	(3,055)		16,387	1,949,070	4,808		13,972	156,457
iShares Edge MSCI USA Quality Factor ETF	19,596	5,770	(14,663)		10,703	973,866	17,681		(166,030)	(50,387)
iShares Edge MSCI USA Size Factor ETF	6,200	121	(180)		6,141	498,219	4,618		431	(65,212)
iShares Edge MSCI USA Value Factor ETF	15,249	5,088	(2,233)		18,104	1,266,918	21,113		(20,422)	(230,591)
iShares Global REIT ETF	19,091	4,742	(1,667)		22,166	451,300	17,556		(4,891)	(154,005)
iShares MSCI EAFE Small-Cap ETF	9,978	2,679	(8,131)		4,526	222,317	11,768		(17,948)	(52,833)
iShares TIPS Bond ETF	13,116	2,209	(3,948)		11,377	1,380,144	6,711		11,351	52,637
iShares U.S. Treasury Bond ETF	126,622	24,050	(39,057)		111,615	3,131,917	29,108		28,744	191,110
Master Small Cap Index Series	$667,985	$—	$(65,418	)(b)(c)	$602,567	602,567	3,397		(6,775)	(82,519)
SL Liquidity Series, LLC, Money Market Series	1,548,558	—	(921,754	)(b)	626,804	627,306	6,156	(d)	391	63

						$20,382,933	$268,503		$96,331	$(1,381,019)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies(a)	$19,090,149	$—	$—	$19,090,149
Short-Term Securities
Money Market Funds	62,911	—	—	62,911

	$19,153,060	$—	$—	19,153,060

Investments Valued at NAV(b)				1,229,873

				$20,382,933

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) April 30, 2020	BlackRock LifePath® Smart Beta 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 65.6%
iShares Core MSCI Emerging Markets ETF	26,315	$1,148,913
iShares Edge MSCI International Momentum Factor ETF	34,947	989,350
iShares Edge MSCI International Quality Factor ETF	35,389	967,889
iShares Edge MSCI International Value Factor ETF	35,210	651,737
iShares Edge MSCI Min Vol EAFE ETF	10,319	664,853
iShares Edge MSCI Min Vol Emerging Markets ETF	5,827	294,730
iShares Edge MSCI Min Vol USA ETF	21,732	1,283,709
iShares Edge MSCI USA Momentum Factor ETF	20,511	2,439,578
iShares Edge MSCI USA Quality Factor ETF	13,577	1,235,371
iShares Edge MSCI USA Size Factor ETF	8,136	660,074
iShares Edge MSCI USA Value Factor ETF(b)	22,762	1,592,885
iShares Global REIT ETF	28,652	583,355
iShares MSCI EAFE Small-Cap ETF	5,410	265,739
Master Small Cap Index Series	$534,967	534,967

		13,313,150

Fixed-Income Funds — 34.5%
BlackRock Total Factor Fund, Class K	128,453	1,145,803
iShares Edge High Yield Defensive Bond ETF(b)	12,283	559,368
iShares Edge Investment Grade Enhanced Bond ETF	33,648	1,750,705
iShares TIPS Bond ETF	10,057	1,220,015
iShares U.S. Treasury Bond ETF	83,357	2,338,997

		7,014,888

Total Long-Term Investments — 100.1% (Cost: $20,281,975)		20,328,038

Security	Shares	Value

Short-Term Securities(a)(c)

Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%	60,238	$60,238
SL Liquidity Series, LLC, Money Market Series, 0.79%(d)	371,253	371,550

Total Short-Term Securities — 2.1% (Cost: $431,273)		431,788

Total Investments — 102.2% (Cost: $20,713,248)		20,759,826

Liabilities in Excess of Other Assets — (2.2)%		(447,138)

Net Assets — 100.0%		$20,312,688

(a)	Affiliate of the Fund.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the six months ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	74,626	—	(14,388	)(b)	60,238	$60,238	$474	$—	$—
BlackRock Total Factor Fund, Class K	105,099	34,938	(11,584)		128,453	1,145,803	1,058	25,628	(183,332)
iShares Core MSCI Emerging Markets ETF	21,628	9,625	(4,938)		26,315	1,148,913	25,650	(11,245)	(126,645)
iShares Edge High Yield Defensive Bond ETF	12,614	669	(1,000)		12,283	559,368	17,536	1,758	(62,032)
iShares Edge Investment Grade Enhanced Bond ETF	33,513	4,662	(4,527)		33,648	1,750,705	31,332	34,827	(27,232)
iShares Edge MSCI International Momentum Factor ETF	28,800	28,147	(22,000)		34,947	989,350	5,785	40,124	51,012
iShares Edge MSCI International Quality Factor ETF	27,700	18,639	(10,950)		35,389	967,889	7,340	(65,235)	(125,396)
iShares Edge MSCI International Value Factor ETF	35,800	1,310	(1,900)		35,210	651,737	12,976	2,626	(176,593)

32	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock LifePath® Smart Beta 2030 Fund

Affiliated Issuer	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Min Vol EAFE ETF	9,832	6,906	(6,419)		10,319	$664,853	$17,449		$(66,629)	$(101,193)
iShares Edge MSCI Min Vol Emerging Markets ETF	4,828	2,499	(1,500)		5,827	294,730	4,453		(16,783)	(39,580)
iShares Edge MSCI Min Vol USA ETF	38,193	6,358	(22,819)		21,732	1,283,709	24,511		199,076	(379,997)
iShares Edge MSCI USA Momentum Factor ETF	7,497	17,363	(4,349)		20,511	2,439,578	6,006		10,402	198,882
iShares Edge MSCI USA Quality Factor ETF	23,634	9,900	(19,957)		13,577	1,235,371	22,288		(225,612)	(53,041)
iShares Edge MSCI USA Size Factor ETF	7,300	1,130	(294)		8,136	660,074	5,954		(4,214)	(77,386)
iShares Edge MSCI USA Value Factor ETF	18,133	8,045	(3,416)		22,762	1,592,885	26,990		(35,014)	(292,239)
iShares Global REIT ETF	23,494	8,886	(3,728)		28,652	583,355	21,776		(8,863)	(197,706)
iShares MSCI EAFE Small-Cap ETF	12,329	6,797	(13,716)		5,410	265,739	15,231		(54,445)	(55,667)
iShares TIPS Bond ETF	10,895	3,151	(3,989)		10,057	1,220,015	5,968		3,508	51,773
iShares U.S. Treasury Bond ETF	88,892	27,169	(32,704)		83,357	2,338,997	21,323		15,949	145,549
Master Small Cap Index Series	$577,133	$—	$(42,166	)(b)(c)	$534,967	534,967	3,015		(6,226)	(83,689)
SL Liquidity Series, LLC, Money Market Series	1,340,386	—	(969,133	)(b)	371,253	371,550	10,966	(d)	(244)	515

						$20,759,826	$288,081		$(160,612)	$(1,533,997)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies(a)	$19,793,071	$—	$—	$19,793,071
Short-Term Securities
Money Market Funds	60,238	—	—	60,238

	$19,853,309	$—	$—	19,853,309

Investments Valued at NAV(b)				906,517

				$20,759,826

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) April 30, 2020	BlackRock LifePath® Smart Beta 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 77.1%
iShares Core MSCI Emerging Markets ETF	20,688	$903,238
iShares Edge MSCI International Momentum Factor ETF	27,180	769,466
iShares Edge MSCI International Quality Factor ETF	28,235	772,227
iShares Edge MSCI International Value Factor ETF	27,686	512,468
iShares Edge MSCI Min Vol EAFE ETF	7,694	495,724
iShares Edge MSCI Min Vol Emerging Markets ETF	4,605	232,921
iShares Edge MSCI Min Vol USA ETF	16,251	959,946
iShares Edge MSCI USA Momentum Factor ETF	15,357	1,826,561
iShares Edge MSCI USA Quality Factor ETF	10,134	922,093
iShares Edge MSCI USA Size Factor ETF	5,997	486,537
iShares Edge MSCI USA Value Factor ETF	17,057	1,193,649
iShares Global REIT ETF	23,014	468,565
iShares MSCI EAFE Small-Cap ETF	3,707	182,088
Master Small Cap Index Series	$288,634	288,634

		10,014,117

Fixed-Income Funds — 23.2%
BlackRock Total Factor Fund, Class K	53,326	475,670
iShares Edge High Yield Defensive Bond ETF	4,857	221,188
iShares Edge Investment Grade Enhanced Bond ETF	13,802	718,118
iShares TIPS Bond ETF(b)	5,037	611,039
iShares U.S. Treasury Bond ETF	34,869	978,424

		3,004,439

Total Long-Term Investments — 100.3% (Cost: $13,078,704)		13,018,556

Security	Shares	Value

Short-Term Securities(a)(c)

Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%	29,187	$29,187
SL Liquidity Series, LLC, Money Market Series, 0.79%(d)	62,809	62,859

Total Short-Term Securities — 0.7% (Cost: $92,015)		92,046

Total Investments — 101.0% (Cost: $13,170,719)		13,110,602

Liabilities in Excess of Other Assets — (1.0)%		(127,503)

Net Assets — 100.0%		$12,983,099

(a)	Affiliate of the Fund.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the six months ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	31,928	—	(2,741	)(b)	29,187	$29,187	$250	$—	$—
BlackRock Total Factor Fund, Class K	46,794	15,053	(8,521)		53,326	475,670	444	11,332	(73,607)
iShares Core MSCI Emerging Markets ETF	18,289	6,084	(3,685)		20,688	903,238	21,957	(3,338)	(101,703)
iShares Edge High Yield Defensive Bond ETF	5,957	—	(1,100)		4,857	221,188	7,829	1,139	(26,656)
iShares Edge Investment Grade Enhanced Bond ETF	15,148	968	(2,314)		13,802	718,118	13,339	24,221	(16,992)
iShares Edge MSCI International Momentum Factor ETF	24,300	21,600	(18,720)		27,180	769,466	4,820	34,244	37,927
iShares Edge MSCI International Quality Factor ETF	23,600	13,400	(8,765)		28,235	772,227	6,086	(49,649)	(108,282)
iShares Edge MSCI International Value Factor ETF	29,900	—	(2,214)		27,686	512,468	10,878	3,304	(145,087)

34	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock LifePath® Smart Beta 2035 Fund

Affiliated Issuer	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Min Vol EAFE ETF	8,645	4,877	(5,828)		7,694	$495,724	$14,787		$(46,600)	$(84,680)
iShares Edge MSCI Min Vol Emerging Markets ETF	3,898	1,639	(932)		4,605	232,921	3,540		(8,746)	(34,931)
iShares Edge MSCI Min Vol USA ETF	31,070	2,535	(17,354)		16,251	959,946	19,315		48,745	(180,628)
iShares Edge MSCI USA Momentum Factor ETF	6,169	12,591	(3,403)		15,357	1,826,561	4,734		15,892	148,645
iShares Edge MSCI USA Quality Factor ETF	19,449	6,268	(15,583)		10,134	922,093	17,419		(153,535)	(41,395)
iShares Edge MSCI USA Size Factor ETF	6,000	661	(664)		5,997	486,537	4,551		(5,536)	(60,179)
iShares Edge MSCI USA Value Factor ETF	14,787	5,387	(3,117)		17,057	1,193,649	21,260		(26,213)	(205,754)
iShares Global REIT ETF	19,808	6,547	(3,341)		23,014	468,565	18,685		(2,177)	(151,422)
iShares MSCI EAFE Small-Cap ETF	10,865	3,927	(11,085)		3,707	182,088	13,235		(38,425)	(36,501)
iShares TIPS Bond ETF	5,785	1,335	(2,083)		5,037	611,039	3,010		5,002	25,867
iShares U.S. Treasury Bond ETF	38,241	9,761	(13,133)		34,869	978,424	8,913		6,522	60,491
Master Small Cap Index Series	$383,321	$—	$(94,687	)(b)(c)	$288,634	288,634	1,859		(3,492)	(47,243)
SL Liquidity Series, LLC, Money Market Series	1,241,259	—	(1,178,450	)(b)	62,809	62,859	6,631	(d)	683	31

						$13,110,602	$203,542		$(186,627)	$(1,042,099)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies(a)	$12,729,922	$—	$—	$12,729,922
Short-Term Securities
Money Market Funds	29,187	—	—	29,187

	$12,759,109	$—	$—	12,759,109

Investments Valued at NAV(b)				351,493

				$13,110,602

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) April 30, 2020	BlackRock LifePath® Smart Beta 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 87.5%
iShares Core MSCI Emerging Markets ETF	25,371	$1,107,698
iShares Edge MSCI International Momentum Factor ETF	34,176	967,522
iShares Edge MSCI International Quality Factor ETF	34,250	936,738
iShares Edge MSCI International Value Factor ETF	34,881	645,647
iShares Edge MSCI Min Vol EAFE ETF	9,541	614,727
iShares Edge MSCI Min Vol Emerging Markets ETF	5,413	273,790
iShares Edge MSCI Min Vol USA ETF	19,508	1,152,337
iShares Edge MSCI USA Momentum Factor ETF(b)	18,573	2,209,073
iShares Edge MSCI USA Quality Factor ETF	12,320	1,120,997
iShares Edge MSCI USA Size Factor ETF	7,328	594,521
iShares Edge MSCI USA Value Factor ETF(b)	20,901	1,462,652
iShares Global REIT ETF	27,479	559,472
iShares MSCI EAFE Small-Cap ETF	5,071	249,088
Master Small Cap Index Series	$286,069	286,069

		12,180,331

Fixed-Income Funds — 12.4%
BlackRock Total Factor Fund, Class K	28,038	250,098
iShares Edge High Yield Defensive Bond ETF	2,750	125,235
iShares Edge Investment Grade Enhanced Bond ETF	7,566	393,659
iShares TIPS Bond ETF	3,419	414,759
iShares U.S. Treasury Bond ETF	19,408	544,588

		1,728,339

Total Long-Term Investments — 99.9% (Cost: $14,333,069)		13,908,670

Security	Shares	Value

Short-Term Securities(a)(c)

Money Market Funds — 4.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%	49,733	$49,733
SL Liquidity Series, LLC, Money Market Series, 0.79%(d)	592,396	592,870

Total Short-Term Securities — 4.6% (Cost: $642,086)		642,603

Total Investments — 104.5% (Cost: $14,975,155)		14,551,273

Liabilities in Excess of Other Assets — (4.5)%		(621,094)

Net Assets — 100.0%		$13,930,179

(a)	Affiliate of the Fund.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the six months ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	51,344	—	(1,611	)(b)	49,733	$49,733	$310	$—	$—
BlackRock Total Factor Fund, Class K	25,234	5,839	(3,035)		28,038	250,098	236	6,098	(41,082)
iShares Core MSCI Emerging Markets ETF	22,539	7,466	(4,634)		25,371	1,107,698	26,021	(36,705)	(103,728)
iShares Edge High Yield Defensive Bond ETF	3,050	—	(300)		2,750	125,235	3,997	532	(14,477)
iShares Edge Investment Grade Enhanced Bond ETF	7,282	1,099	(815)		7,566	393,659	6,859	7,470	(5,062)
iShares Edge MSCI International Momentum Factor ETF	28,800	27,000	(21,624)		34,176	967,522	5,776	39,522	47,350
iShares Edge MSCI International Quality Factor ETF	28,400	18,730	(12,880)		34,250	936,738	7,277	(66,156)	(131,778)
iShares Edge MSCI International Value Factor ETF	35,900	242	(1,261)		34,881	645,647	13,009	1,882	(181,641)

36	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock LifePath® Smart Beta 2040 Fund

Affiliated Issuer	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Min Vol EAFE ETF	10,661	6,418	(7,538)		9,541	$614,727	$18,228		$(73,070)	$(97,704)
iShares Edge MSCI Min Vol Emerging Markets ETF	4,963	2,353	(1,903)		5,413	273,790	4,453		(20,259)	(39,678)
iShares Edge MSCI Min Vol USA ETF	36,908	3,938	(21,338)		19,508	1,152,337	22,494		(57,784)	(105,151)
iShares Edge MSCI USA Momentum Factor ETF	7,150	15,331	(3,908)		18,573	2,209,073	5,573		14,362	176,537
iShares Edge MSCI USA Quality Factor ETF	22,886	7,404	(17,970)		12,320	1,120,997	20,270		(200,266)	(57,136)
iShares Edge MSCI USA Size Factor ETF	6,800	950	(422)		7,328	594,521	5,294		(1,367)	(78,581)
iShares Edge MSCI USA Value Factor ETF	17,644	6,249	(2,992)		20,901	1,462,652	24,360		(14,200)	(283,161)
iShares Global REIT ETF	23,454	9,271	(5,246)		27,479	559,472	21,107		(3,820)	(191,091)
iShares MSCI EAFE Small-Cap ETF	13,465	4,849	(13,243)		5,071	249,088	16,219		(44,187)	(54,157)
iShares TIPS Bond ETF	4,044	774	(1,399)		3,419	414,759	2,077		2,039	18,204
iShares U.S. Treasury Bond ETF	19,080	6,497	(6,169)		19,408	544,588	4,647		2,479	34,023
Master Small Cap Index Series	$365,457	$—	$(79,388	)(b)(c)	$286,069	286,069	1,854		(3,520)	(51,590)
SL Liquidity Series, LLC, Money Market Series	1,552,103	—	(959,707	)(b)	592,396	592,870	6,929	(d)	298	517

						$14,551,273	$216,990		$(446,652)	$(1,159,386)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies(a)	$13,622,601	$—	$—	$13,622,601
Short-Term Securities
Money Market Funds	49,733	—	—	49,733

	$13,672,334	$—	$—	13,672,334

Investments Valued at NAV(b)				878,939

				$14,551,273

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) April 30, 2020	BlackRock LifePath® Smart Beta 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 94.6%
iShares Core MSCI Emerging Markets ETF	21,112	$921,750
iShares Edge MSCI International Momentum Factor ETF	27,900	789,849
iShares Edge MSCI International Quality Factor ETF	27,424	750,047
iShares Edge MSCI International Value Factor ETF	27,900	516,429
iShares Edge MSCI Min Vol EAFE ETF	7,883	507,902
iShares Edge MSCI Min Vol Emerging Markets ETF	4,290	216,988
iShares Edge MSCI Min Vol USA ETF	15,759	930,884
iShares Edge MSCI USA Momentum Factor ETF	15,011	1,785,408
iShares Edge MSCI USA Quality Factor ETF	9,894	900,255
iShares Edge MSCI USA Size Factor ETF	5,837	473,556
iShares Edge MSCI USA Value Factor ETF	16,730	1,170,766
iShares Global REIT ETF	23,004	468,361
iShares MSCI EAFE Small-Cap ETF	4,997	245,453
Master Small Cap Index Series	$165,306	165,306

		9,842,954

Fixed-Income Funds — 5.3%
iShares Edge High Yield Defensive Bond ETF	8,710	396,653
iShares TIPS Bond ETF	1,308	158,673

		555,326

Total Long-Term Investments — 99.9% (Cost: $10,926,390)		10,398,280

Security	Shares	Value

Short-Term Securities(a)(b)

Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%	45,092	$45,092

Total Short-Term Securities — 0.4% (Cost: $45,092)		45,092

Total Investments — 100.3% (Cost: $10,971,482)		10,443,372

Liabilities in Excess of Other Assets — (0.3)%		(31,829)

Net Assets — 100.0%		$10,411,543

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the six months ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	57,182	—	(12,090	)(b)	45,092	$45,092	$230	$—	$—
iShares Core MSCI Emerging Markets ETF	17,116	6,122	(2,126)		21,112	921,750	20,014	(1,854)	(109,861)
iShares Edge High Yield Defensive Bond ETF	6,700	2,010	—		8,710	396,653	10,309	—	(34,891)
iShares Edge MSCI International Momentum Factor ETF	22,400	22,000	(16,500)		27,900	789,849	4,301	29,075	36,987
iShares Edge MSCI International Quality Factor ETF	21,700	15,024	(9,300)		27,424	750,047	5,437	(49,316)	(105,555)
iShares Edge MSCI International Value Factor ETF	27,500	1,400	(1,000)		27,900	516,429	9,711	1,349	(138,030)
iShares Edge MSCI Min Vol EAFE ETF	8,260	5,132	(5,509)		7,883	507,902	13,689	(55,456)	(79,233)
iShares Edge MSCI Min Vol Emerging Markets ETF	3,903	1,787	(1,400)		4,290	216,988	3,482	(15,708)	(31,528)
iShares Edge MSCI Min Vol USA ETF	27,713	3,176	(15,130)		15,759	930,884	17,128	(60,639)	(69,646)
iShares Edge MSCI USA Momentum Factor ETF	5,425	11,943	(2,357)		15,011	1,785,408	4,233	11,233	138,855

38	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock LifePath® Smart Beta 2045 Fund

Affiliated Issuer	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI USA Quality Factor ETF	16,950	5,644	(12,700)		9,894	$900,255	$15,523		$(158,074)	$(43,236)
iShares Edge MSCI USA Size Factor ETF	5,200	935	(298)		5,837	473,556	4,056		1,081	(62,266)
iShares Edge MSCI USA Value Factor ETF	13,047	4,838	(1,155)		16,730	1,170,766	18,585		2,081	(232,011)
iShares Global REIT ETF	18,072	6,356	(1,424)		23,004	468,361	16,707		3,414	(160,947)
iShares MSCI EAFE Small-Cap ETF	10,381	3,583	(8,967)		4,997	245,453	12,188		(30,682)	(52,144)
iShares TIPS Bond ETF	1,282	377	(351)		1,308	158,673	697		591	6,673
Master Small Cap Index Series	$229,127	$—	$(63,821	)(b)(c)	$165,306	165,306	1,155		(2,178)	(31,150)
SL Liquidity Series, LLC, Money Market Series(d)	1,471,860	—	(1,471,860	)(b)	—	—	4,953	(e)	169	—

						$10,443,372	$162,398		$(324,914)	$(967,983)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held by the Fund.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies(a)	$10,232,974	$—	$—	$10,232,974
Short-Term Securities
Money Market Funds	45,092	—	—	45,092

	$10,278,066	$—	$—	10,278,066

Investments Valued at NAV(b)				165,306

				$10,443,372

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) April 30, 2020	BlackRock LifePath® Smart Beta 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.8%
iShares Core MSCI Emerging Markets ETF	24,528	$1,070,892
iShares Edge MSCI International Momentum Factor ETF	32,527	920,839
iShares Edge MSCI International Quality Factor ETF	31,591	864,014
iShares Edge MSCI International Value Factor ETF	32,936	609,645
iShares Edge MSCI Min Vol EAFE ETF	9,124	587,859
iShares Edge MSCI Min Vol Emerging Markets ETF	5,076	256,744
iShares Edge MSCI Min Vol USA ETF	18,112	1,069,876
iShares Edge MSCI USA Momentum Factor ETF(b)	17,480	2,079,071
iShares Edge MSCI USA Quality Factor ETF	11,434	1,040,380
iShares Edge MSCI USA Size Factor ETF	6,740	546,816
iShares Edge MSCI USA Value Factor ETF	19,209	1,344,246
iShares Global REIT ETF	26,327	536,018
iShares MSCI EAFE Small-Cap ETF	5,782	284,012
Master Small Cap Index Series	$183,879	183,879

		11,394,291

Fixed-Income Funds — 1.5%
iShares Edge High Yield Defensive Bond ETF	2,750	125,235
iShares TIPS Bond ETF	379	45,977

		171,212

Total Long-Term Investments — 100.3% (Cost: $12,263,559)		11,565,503

Security	Shares	Value

Short-Term Securities(a)(c)

Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%	28,356	$28,356
SL Liquidity Series, LLC, Money Market Series, 0.79%(d)	7,442	7,448

Total Short-Term Securities — 0.3% (Cost: $35,794)		35,804

Total Investments — 100.6% (Cost: $12,299,353)		11,601,307

Liabilities in Excess of Other Assets — (0.6)%		(74,815)

Net Assets — 100.0%		$11,526,492

(a)	Affiliate of the Fund.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the six months ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	50,340	—	(21,984	)(b)	28,356	$28,356	$248	$—	$—
iShares Core MSCI Emerging Markets ETF	21,479	7,934	(4,885)		24,528	1,070,892	24,716	(26,513)	(100,223)
iShares Edge High Yield Defensive Bond ETF	2,750	200	(200)		2,750	125,235	3,948	(1)	(13,057)
iShares Edge MSCI International Momentum Factor ETF	26,600	25,749	(19,822)		32,527	920,839	5,178	35,062	42,918
iShares Edge MSCI International Quality Factor ETF	26,400	17,707	(12,516)		31,591	864,014	6,579	(66,599)	(121,431)
iShares Edge MSCI International Value Factor ETF	33,000	1,315	(1,379)		32,936	609,645	11,844	1,877	(166,877)
iShares Edge MSCI Min Vol EAFE ETF	10,230	5,960	(7,066)		9,124	587,859	16,637	(63,738)	(94,841)
iShares Edge MSCI Min Vol Emerging Markets ETF	4,586	2,429	(1,939)		5,076	256,744	3,912	(18,728)	(38,076)
iShares Edge MSCI Min Vol USA ETF	34,040	3,782	(19,710)		18,112	1,069,876	20,272	(66,381)	(80,890)

40	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock LifePath® Smart Beta 2050 Fund

Affiliated Issuer	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI USA Momentum Factor ETF	6,705	13,975	(3,200)		17,480	$2,079,071	$5,033		$15,635	$161,346
iShares Edge MSCI USA Quality Factor ETF	21,054	6,731	(16,351)		11,434	1,040,380	18,309		(180,165)	(54,222)
iShares Edge MSCI USA Size Factor ETF	6,119	1,016	(395)		6,740	546,816	4,798		(859)	(75,625)
iShares Edge MSCI USA Value Factor ETF	16,149	5,741	(2,681)		19,209	1,344,246	21,539		(3,507)	(261,002)
iShares Global REIT ETF	22,119	7,667	(3,459)		26,327	536,018	20,230		3,180	(182,615)
iShares MSCI EAFE Small-Cap ETF	12,901	3,731	(10,850)		5,782	284,012	14,846		(22,763)	(64,212)
iShares TIPS Bond ETF	452	60	(133)		379	45,977	234		448	1,947
Master Small Cap Index Series	$257,600	$—	$(73,721	)(b)(c)	$183,879	183,879	1,287		(2,379)	(34,663)
SL Liquidity Series, LLC, Money Market Series	1,558,209	—	(1,550,767	)(b)	7,442	7,448	3,329	(d)	504	10

						$11,601,307	$182,939		$(394,927)	$(1,081,513)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies(a)	$11,381,624	$—	$—	$11,381,624
Short-Term Securities
Money Market Funds	28,356	—	—	28,356

	$11,409,980	$—	$—	11,409,980

Investments Valued at NAV(b)				191,327

				$11,601,307

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) April 30, 2020	BlackRock LifePath® Smart Beta 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.6%
iShares Core MSCI Emerging Markets ETF	17,315	$755,973
iShares Edge MSCI International Momentum Factor ETF	23,078	653,338
iShares Edge MSCI International Quality Factor ETF	22,563	617,098
iShares Edge MSCI International Value Factor ETF	23,321	431,672
iShares Edge MSCI Min Vol EAFE ETF	6,500	418,795
iShares Edge MSCI Min Vol Emerging Markets ETF	3,540	179,053
iShares Edge MSCI Min Vol USA ETF	12,927	763,598
iShares Edge MSCI USA Momentum Factor ETF(b)	12,325	1,465,935
iShares Edge MSCI USA Quality Factor ETF	8,129	739,658
iShares Edge MSCI USA Size Factor ETF	4,782	387,964
iShares Edge MSCI USA Value Factor ETF(b)	13,711	959,496
iShares Global REIT ETF	18,673	380,182
iShares MSCI EAFE Small-Cap ETF	4,082	200,508
Master Small Cap Index Series	$127,082	127,082

		8,080,352

Fixed-Income Funds — 1.1%
iShares Edge High Yield Defensive Bond ETF	1,470	66,944
iShares TIPS Bond ETF	212	25,717

		92,661

Total Long-Term Investments — 99.7% (Cost: $8,688,672)		8,173,013

Security	Shares	Value

Short-Term Securities(a)(c)

Money Market Funds — 4.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%	29,517	$29,517
SL Liquidity Series, LLC, Money Market Series, 0.79%(d)	352,746	353,028

Total Short-Term Securities — 4.7% (Cost: $382,036)		382,545

Total Investments — 104.4% (Cost: $9,070,708)		8,555,558

Liabilities in Excess of Other Assets — (4.4)%		(359,599)

Net Assets — 100.0%		$8,195,959

(a)	Affiliate of the Fund.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the six months ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	48,779	—	(19,262	)(b)	29,517	$29,517	$192	$—	$—
iShares Core MSCI Emerging Markets ETF	13,999	5,455	(2,139)		17,315	755,973	17,166	(4,547)	(82,577)
iShares Edge High Yield Defensive Bond ETF	1,725	45	(300)		1,470	66,944	2,385	(1,034)	(7,487)
iShares Edge MSCI International Momentum Factor ETF	18,200	18,600	(13,722)		23,078	653,338	3,682	25,442	32,021
iShares Edge MSCI International Quality Factor ETF	17,800	11,779	(7,016)		22,563	617,098	4,687	(43,106)	(85,775)
iShares Edge MSCI International Value Factor ETF	22,200	1,400	(279)		23,321	431,672	8,033	395	(113,622)
iShares Edge MSCI Min Vol EAFE ETF	6,922	3,909	(4,331)		6,500	418,795	12,279	(42,227)	(64,443)
iShares Edge MSCI Min Vol Emerging Markets ETF	3,200	1,400	(1,060)		3,540	179,053	2,893	(11,277)	(26,808)
iShares Edge MSCI Min Vol USA ETF	22,351	2,388	(11,812)		12,927	763,598	14,228	(44,900)	(57,103)
iShares Edge MSCI USA Momentum Factor ETF	4,453	9,849	(1,977)		12,325	1,465,935	3,519	11,726	115,325

42	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock LifePath® Smart Beta 2055 Fund

Affiliated Issuer	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI USA Quality Factor ETF	13,825	4,713	(10,409)		8,129	$739,658	$12,942		$(118,713)	$(34,625)
iShares Edge MSCI USA Size Factor ETF	4,118	814	(150)		4,782	387,964	3,353		(1,613)	(50,304)
iShares Edge MSCI USA Value Factor ETF	10,678	3,943	(910)		13,711	959,496	15,456		(644)	(182,426)
iShares Global REIT ETF	14,746	5,145	(1,218)		18,673	380,182	14,257		229	(124,670)
iShares MSCI EAFE Small- Cap ETF	8,699	3,204	(7,821)		4,082	200,508	10,937		(20,537)	(39,336)
iShares TIPS Bond ETF	163	84	(35)		212	25,717	89		27	892
Master Small Cap Index Series	$182,680	$—	$(55,598	)(b)(c)	$127,082	127,082	1,065		(1,848)	(28,225)
SL Liquidity Series, LLC, Money Market Series	735,303	—	(382,557	)(b)	352,746	353,028	2,095	(d)	(136)	509

						$8,555,558	$129,258		$(252,763)	$(748,654)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies(a)	$8,045,931	$—	$—	$8,045,931
Short-Term Securities
Money Market Funds	29,517	—	—	29,517

	$8,075,448	$—	$—	8,075,448

Investments Valued at NAV(b)				480,110

				$8,555,558

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (unaudited) April 30, 2020	BlackRock LifePath® Smart Beta 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 99.4%
iShares Core MSCI Emerging Markets ETF	4,364	$190,532
iShares Edge MSCI International Momentum Factor ETF	5,783	163,717
iShares Edge MSCI International Quality Factor ETF	5,619	153,680
iShares Edge MSCI International Value Factor ETF	5,852	108,320
iShares Edge MSCI Min Vol EAFE ETF	1,635	105,343
iShares Edge MSCI Min Vol Emerging Markets ETF	913	46,179
iShares Edge MSCI Min Vol USA ETF	3,225	190,501
iShares Edge MSCI USA Momentum Factor ETF	3,053	363,124
iShares Edge MSCI USA Quality Factor ETF	2,014	183,254
iShares Edge MSCI USA Size Factor ETF	1,195	96,950
iShares Edge MSCI USA Value Factor ETF(b)	3,413	238,842
iShares Global REIT ETF	4,703	95,753
iShares MSCI EAFE Small-Cap ETF	958	47,057
Master Small Cap Index Series	$32,347	32,347

		2,015,599

Fixed-Income Funds — 1.1%
iShares Edge High Yield Defensive Bond ETF	421	19,172
iShares TIPS Bond ETF	31	3,761

		22,933

Total Long-Term Investments — 100.5% (Cost: $2,153,529)		2,038,532

Security	Shares	Value

Short-Term Securities(a)(c)

Money Market Funds — 9.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%	8,268	$8,268
SL Liquidity Series, LLC, Money Market Series, 0.79%(d)	193,406	193,561

Total Short-Term Securities — 9.9% (Cost: $201,813)		201,829

Total Investments — 110.4% (Cost: $2,355,342)		2,240,361

Liabilities in Excess of Other Assets — (10.4)%		(211,280)

Net Assets — 100.0%		$2,029,081

(a)	Affiliate of the Fund.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the six months ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	10,992	—	(2,724	)(b)	8,268	$8,268	$81	$—	$—
iShares Core MSCI Emerging Markets ETF	2,956	1,820	(412)		4,364	190,532	3,707	(2,671)	(17,394)
iShares Edge High Yield Defensive Bond ETF	333	88	—		421	19,172	530	—	(1,883)
iShares Edge MSCI International Momentum Factor ETF	3,500	5,005	(2,722)		5,783	163,717	763	4,736	9,445
iShares Edge MSCI International Quality Factor ETF	3,400	3,841	(1,622)		5,619	153,680	959	(10,211)	(18,603)
iShares Edge MSCI International Value Factor ETF	4,400	1,480	(28)		5,852	108,320	1,704	3	(25,474)
iShares Edge MSCI Min Vol EAFE ETF	1,505	1,168	(1,038)		1,635	105,343	2,716	(11,524)	(13,939)
iShares Edge MSCI Min Vol Emerging Markets ETF	632	485	(204)		913	46,179	654	(2,362)	(6,171)
iShares Edge MSCI Min Vol USA ETF	4,651	1,079	(2,505)		3,225	190,501	3,274	(12,687)	(12,292)
iShares Edge MSCI USA Momentum Factor ETF	917	2,569	(433)		3,053	363,124	802	1,363	29,315
iShares Edge MSCI USA Quality Factor ETF	2,851	1,675	(2,512)		2,014	183,254	2,967	(34,216)	(4,600)

44	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock LifePath® Smart Beta 2060 Fund

Affiliated Issuer	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI USA Size Factor ETF	820	480		(105)		1,195	$96,950	$776		$(2,670)	$(9,052)
iShares Edge MSCI USA Value Factor ETF	2,187	1,536		(310)		3,413	238,842	3,623		(2,918)	(40,385)
iShares Global REIT ETF	3,081	1,776		(154)		4,703	95,753	3,290		(446)	(28,114)
iShares MSCI EAFE Small-Cap ETF	1,885	1,068		(1,995)		958	47,057	2,358		(10,301)	(6,537)
iShares TIPS Bond ETF	18	23		(10)		31	3,761	15		10	122
Master Small Cap Index Series	$33,860	$—		$(1,513	)(b)(c)	$32,347	32,347	215		(409)	(6,115)
SL Liquidity Series, LLC, Money Market Series	109,725	83,681	(b)	—		193,406	193,561	349	(d)	31	16

							$2,240,361	$28,783		$(84,272)	$(151,661)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies(a)	$2,006,185	$—	$—	$2,006,185
Short-Term Securities
Money Market Funds	8,268	—	—	8,268

	$2,014,453	$—	$—	2,014,453

Investments Valued at NAV(b)				225,908

				$2,240,361

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (unaudited) April 30, 2020	BlackRock LifePath® Smart Beta 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 96.6%
iShares Core MSCI Emerging Markets ETF	3,637	$158,791
iShares Edge MSCI International Momentum Factor ETF	4,807	136,086
iShares Edge MSCI International Quality Factor ETF	4,721	129,119
iShares Edge MSCI International Value Factor ETF	4,886	90,440
iShares Edge MSCI Min Vol EAFE ETF	1,321	85,112
iShares Edge MSCI Min Vol Emerging Markets ETF	766	38,744
iShares Edge MSCI Min Vol USA ETF	2,693	159,076
iShares Edge MSCI USA Momentum Factor ETF	2,580	306,865
iShares Edge MSCI USA Quality Factor ETF	1,714	155,957
iShares Edge MSCI USA Size Factor ETF	1,022	82,915
iShares Edge MSCI USA Value Factor ETF	2,908	203,502
iShares Global REIT ETF	3,809	77,551
iShares MSCI EAFE Small-Cap ETF	851	41,801
Master Small Cap Index Series	$27,584	27,584

		1,693,543

Fixed-Income Funds — 1.1%
iShares Edge High Yield Defensive Bond ETF	425	19,355

Total Long-Term Investments — 97.7% (Cost: $1,886,427)		1,712,898

Security	Shares	Value

Short-Term Securities(a)(b)

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%	2,976	$2,976

Total Short-Term Securities — 0.2% (Cost: $2,976)		2,976

Total Investments — 97.9% (Cost: $1,889,403)		1,715,874

Other Assets Less Liabilities — 2.1%		36,929

Net Assets — 100.0%		$1,752,803

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 11/01/19	(a)	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—		2,976	(c)	—	2,976	$2,976	$197	$—	$—
iShares Core MSCI Emerging Markets ETF	—		4,154		(517)	3,637	158,791	3,628	(1,734)	(22,791)
iShares Edge High Yield Defensive Bond ETF	—		446		(21)	425	19,355	511	(19)	(2,113)
iShares Edge MSCI International Momentum Factor ETF	—		7,745		(2,938)	4,807	136,086	775	2,292	8,435
iShares Edge MSCI International Quality Factor ETF	—		6,693		(1,972)	4,721	129,119	983	(11,320)	(19,163)
iShares Edge MSCI International Value Factor ETF	—		5,257		(371)	4,886	90,440	1,779	(348)	(26,682)
iShares Edge MSCI Min Vol EAFE ETF	—		2,221		(900)	1,321	85,112	2,694	(11,469)	(13,687)
iShares Edge MSCI Min Vol Emerging Markets ETF	—		1,062		(296)	766	38,744	622	(3,292)	(6,246)
iShares Edge MSCI Min Vol USA ETF	—		5,259		(2,566)	2,693	159,076	3,087	(9,165)	(11,968)
iShares Edge MSCI USA Momentum Factor ETF	—		3,011		(431)	2,580	306,865	766	2,029	23,953
iShares Edge MSCI USA Quality Factor ETF	—		3,823		(2,109)	1,714	155,957	2,764	(32,111)	(7,939)
iShares Edge MSCI USA Size Factor ETF	—		1,174		(152)	1,022	82,915	717	(2,866)	(10,430)

46	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock LifePath® Smart Beta 2065 Fund

Affiliated Issuer	Shares/ Investment Value Held at 11/01/19	(a)	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (b)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI USA Value Factor ETF	—		3,137		(229)	2,908	$203,502	$3,344	$(3,192)	$(44,305)
iShares Global REIT ETF	—		4,081		(272)	3,809	77,551	2,972	(1,076)	(26,278)
iShares MSCI EAFE Small- Cap ETF	—		2,329		(1,478)	851	41,801	2,506	(8,905)	(7,011)
Master Small Cap Index Series	$—		$27,584	(c)(d)	$—	$27,584	27,584	227	(417)	(7,304)

							$1,715,874	$27,572	$(81,593)	$(173,529)

(a)	Commencement of operations.
(b)	Includes net capital gain distributions, if applicable.
(c)	Represents net shares/investment value purchased (sold).
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies(a)	$1,685,314	$—	$—	$1,685,314
Short-Term Securities
Money Market Funds	2,976	—	—	2,976

	$1,688,290	$—	$—	1,688,290

Investments Valued at NAV(b)				27,584

				$1,715,874

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Statements of Assets and Liabilities  (unaudited)

April 30, 2020

	BlackRock LifePath® Smart Beta Retirement Fund	BlackRock LifePath® Smart Beta 2025 Fund	BlackRock LifePath® Smart Beta 2030 Fund	BlackRock LifePath® Smart Beta 2035 Fund	BlackRock LifePath® Smart Beta 2040 Fund

ASSETS
Investments at value — affiliated(a)(b)	$21,006,115	$20,382,933	$20,759,826	$13,110,602	$14,551,273
Receivables:
Investments sold	200,975	204,801	199,559	119,952	—
Securities lending income — affiliated	853	734	830	552	483
Capital shares sold	2,751	3,907	16,930	7,766	9,937
Dividends — affiliated	52	79	7	33	11
From the Manager	27,496	15,555	15,921	16,048	15,964
Prepaid expenses	73,804	44,061	44,036	44,200	43,939

Total assets	21,312,046	20,652,070	21,037,109	13,299,153	14,621,607

LIABILITIES
Cash collateral on securities loaned at value	318,007	627,222	371,081	62,518	592,055
Payables:
Investments purchased	214,414	231,788	222,404	124,667	21,521
Accounting services fees	16,481	16,239	16,239	16,239	16,239
Administration fees	—	142	124	9	—
Capital shares redeemed	4,870	47,487	60,239	58,974	10,706
Trustees’ and Officer’s Fees	1,282	1,141	1,209	1,155	1,125
Other accrued expenses	13,768	11,049	9,690	10,956	9,792
Other affiliates	—	86	128	—	—
Printing fees	18,436	10,646	13,845	12,646	12,498
Professional fees	47,680	24,293	23,964	25,455	23,616
Service and distribution fees	4,897	4,783	5,498	3,435	3,876

Total liabilities	639,835	974,876	724,421	316,054	691,428

NET ASSETS	$20,672,211	$19,677,194	$20,312,688	$12,983,099	$13,930,179

NET ASSETS CONSIST OF
Paid-in capital	$20,518,896	$19,625,973	$20,617,398	$13,355,350	$14,867,563
Accumulated earnings (loss)	153,315	51,221	(304,710)	(372,251)	(937,384)

NET ASSETS	$20,672,211	$19,677,194	$20,312,688	$12,983,099	$13,930,179

(a) Investments at cost — affiliated	$20,772,918	$20,242,346	$20,713,248	$13,170,719	$14,975,155
(b) Securities loaned at value	$307,460	$606,833	$353,407	$60,655	$569,215

48	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2020

	BlackRock LifePath® Smart Beta Retirement Fund	BlackRock LifePath® Smart Beta 2025 Fund	BlackRock LifePath® Smart Beta 2030 Fund	BlackRock LifePath® Smart Beta 2035 Fund	BlackRock LifePath® Smart Beta 2040 Fund

NET ASSET VALUE

Institutional
Net assets	$218,887	$102,711	$753,183	$69,990	$154,354

Shares outstanding	21,783	10,452	81,883	7,304	16,978

Net asset value	$10.05	$9.83	$9.20	$9.58	$9.09

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001	$0.001

Investor A
Net assets	$11,385,233	$9,054,746	$7,095,924	$4,348,010	$3,540,199

Shares outstanding	1,145,597	938,206	778,768	465,184	393,863

Net asset value	$9.94	$9.65	$9.11	$9.35	$8.99

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001	$0.001

Class K
Net assets	$2,067,719	$3,040,944	$2,213,418	$2,257,906	$2,233,452

Shares outstanding	206,176	312,718	240,533	239,479	245,773

Net asset value	$10.03	$9.72	$9.20	$9.43	$9.09

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001	$0.001

Class R
Net assets	$7,000,372	$7,478,793	$10,250,163	$6,307,193	$8,002,174

Shares outstanding	706,203	784,803	1,134,569	686,115	898,260

Net asset value	$9.91	$9.53	$9.03	$9.19	$8.91

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001	$0.001

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2020

	BlackRock LifePath® Smart Beta 2045 Fund	BlackRock LifePath® Smart Beta 2050 Fund	BlackRock LifePath® Smart Beta 2055 Fund	BlackRock LifePath® Smart Beta 2060 Fund	BlackRock LifePath® Smart Beta 2065 Fund

ASSETS
Investments at value — affiliated(a)(b)	$10,443,372	$11,601,307	$8,555,558	$2,240,361	$1,715,874
Receivables:
Investments sold	74,631	59,273	45,120	12,601	—
Securities lending income — affiliated	358	258	496	15	—
Capital shares sold	8,489	11,085	8,767	2,378	—
Dividends — affiliated	23	26	9	4	1
From the Manager	16,195	15,818	16,341	15,040	23,743
Deferred offering costs	—	—	—	—	52,814
Prepaid expenses	43,895	44,199	43,241	43,885	6,980

Total assets	10,586,963	11,731,966	8,669,532	2,314,284	1,799,412

LIABILITIES
Cash collateral on securities loaned at value	—	7,131	352,663	193,514	—
Payables:
Investments purchased	98,422	64,216	57,704	16,528	—
Accounting services fees	16,239	16,239	16,240	16,242	16,051
Administration fees	—	—	—	—	2
Capital shares redeemed	5,838	62,555	649	648	—
Trustees’ and Officer’s Fees	1,135	1,129	1,109	1,095	1,156
Other accrued expenses	9,336	10,054	6,621	6,673	4,566
Printing fees	18,022	17,099	13,220	28,581	6,699
Professional fees	23,684	24,060	23,470	21,527	18,086
Service and distribution fees	2,744	2,991	1,897	395	49

Total liabilities	175,420	205,474	473,573	285,203	46,609

NET ASSETS	$10,411,543	$11,526,492	$8,195,959	$2,029,081	$1,752,803

NET ASSETS CONSIST OF
Paid-in capital	$11,326,317	$12,664,736	$8,986,883	$2,227,615	$2,003,810
Accumulated loss	(914,774)	(1,138,244)	(790,924)	(198,534)	(251,007)

NET ASSETS	$10,411,543	$11,526,492	$8,195,959	$2,029,081	$1,752,803

(a) Investments at cost — affiliated	$10,971,482	$12,299,353	$9,070,708	$2,355,342	$1,889,403
(b) Securities loaned at value	$—	$6,899	$341,100	$184,257	$—

50	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2020

	BlackRock LifePath® Smart Beta 2045 Fund	BlackRock LifePath® Smart Beta 2050 Fund	BlackRock LifePath® Smart Beta 2055 Fund	BlackRock LifePath® Smart Beta 2060 Fund	BlackRock LifePath® Smart Beta 2065 Fund

NET ASSET VALUE

Institutional
Net assets	$93,484	$262,024	$56,122	$31,533	$87,462

Shares outstanding	9,566	29,039	5,609	3,450	10,000

Net asset value	$9.77	$9.02	$10.01	$9.14	$8.75

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001	$0.001

Investor A
Net assets	$2,605,078	$5,198,284	$515,639	$91,540	$90,946

Shares outstanding	272,537	584,549	51,943	10,028	10,407

Net asset value	$9.56	$8.89	$9.93	$9.13	$8.74

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001	$0.001

Class K
Net assets	$1,941,881	$974,282	$2,967,371	$899,677	$1,487,080

Shares outstanding	199,280	107,749	297,283	98,369	170,000

Net asset value	$9.74	$9.04	$9.98	$9.15	$8.75

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001	$0.001

Class R
Net assets	$5,771,100	$5,091,902	$4,656,827	$1,006,331	$87,315

Shares outstanding	613,961	577,364	476,090	111,103	10,000

Net asset value	$9.40	$8.82	$9.78	$9.06	$8.73

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001	$0.001

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations  (unaudited)

Six Months Ended April 30, 2020

	BlackRock LifePath® Smart Beta Retirement Fund	BlackRock LifePath® Smart Beta 2025 Fund	BlackRock LifePath® Smart Beta 2030 Fund	BlackRock LifePath® Smart Beta 2035 Fund	BlackRock LifePath® Smart Beta 2040 Fund

INVESTMENT INCOME
Dividends — affiliated	$259,869	$258,950	$274,100	$195,052	$208,207
Securities lending income — affiliated — net	13,140	6,156	10,966	6,631	6,929
Other income	2,652	1,299	1,308	1,350	1,291
Net investment income allocated from the affiliated Master Portfolios:
Income	3,798	3,477	3,086	1,900	1,894
Expenses	(90)	(80)	(71)	(41)	(40)

Total investment income	279,369	269,802	289,389	204,892	218,281

EXPENSES
Registration	45,997	28,471	28,579	28,624	28,464
Service and distribution — class specific	33,272	31,393	36,171	23,331	26,441
Accounting services	32,891	32,891	32,891	32,891	32,891
Reorganization	18,250	—	—	—	—
Transfer agent — class specific	17,130	9,422	11,003	9,675	9,927
Professional	16,589	16,833	16,780	16,726	17,509
Trustees and Officer	4,836	5,170	5,248	5,173	5,157
Administration	4,657	4,443	4,545	3,034	3,215
Custodian	3,903	3,073	3,745	3,593	2,935
Printing	2,794	817	—	48	49
Administration — class specific	2,169	2,091	2,138	1,428	1,513
Miscellaneous	6,578	6,030	6,033	6,001	6,000

Total expenses	189,066	140,634	147,133	130,524	134,101
Less:
Fees waived and/or reimbursed by the Manager	(136,334)	(97,666)	(97,757)	(96,028)	(96,158)
Administration fees waived — class specific	(1,409)	(1,085)	(1,265)	(1,413)	(1,495)
Transfer agent fees waived and/or reimbursed — class specific	(9,681)	(2,841)	(3,296)	(4,177)	(3,991)

Total expenses after fees waived and/or reimbursed	41,642	39,042	44,815	28,906	32,457

Net investment income	237,727	230,760	244,574	175,986	185,824

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	5,231	7,249	(222,297)	(212,789)	(458,090)
Capital gain distributions from investment companies — affiliated	146,533	95,857	67,911	29,654	14,958
Allocation from the affiliated Master Portfolios	(8,132)	(6,775)	(6,226)	(3,492)	(3,520)

	143,632	96,331	(160,612)	(186,627)	(446,652)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(1,224,833)	(1,298,500)	(1,450,308)	(994,856)	(1,107,796)
Allocation from the affiliated Master Portfolios	(120,831)	(82,519)	(83,689)	(47,243)	(51,590)

	(1,345,664)	(1,381,019)	(1,533,997)	(1,042,099)	(1,159,386)

Net realized and unrealized loss	(1,202,032)	(1,284,688)	(1,694,609)	(1,228,726)	(1,606,038)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(964,305)	$(1,053,928)	$(1,450,035)	$(1,052,740)	$(1,420,214)

See notes to financial statements.

52	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Six Months Ended April 30, 2020

	BlackRock LifePath® Smart Beta 2045 Fund	BlackRock LifePath® Smart Beta 2050 Fund	BlackRock LifePath® Smart Beta 2055 Fund	BlackRock LifePath® Smart Beta 2060 Fund	BlackRock LifePath® Smart Beta 2065 Fund(a)

INVESTMENT INCOME
Dividends — affiliated	$156,290	$178,323	$126,098	$28,219	$27,345
Securities lending income — affiliated — net	4,953	3,329	2,095	349	—
Other income	1,310	1,322	—	—	—
Net investment income allocated from the affiliated Master Portfolios:
Income	1,180	1,315	1,087	218	231
Expenses	(25)	(28)	(22)	(3)	(4)

Total investment income	163,708	184,261	129,258	28,783	27,572

EXPENSES
Accounting services	32,891	32,891	32,891	32,891	32,899
Registration	28,497	28,595	28,014	25,864	353
Service and distribution — class specific	18,167	20,389	12,684	2,141	355
Professional	17,471	16,959	17,621	19,422	18,086
Transfer agent — class specific	9,770	9,933	8,472	3,962	39
Trustees and Officer	5,163	5,160	5,166	5,131	5,148
Custodian	2,817	2,691	1,309	—	2,570
Printing	2,449	2,456	3,271	2,255	6,699
Administration	2,279	2,623	1,818	404	399
Administration — class specific	1,073	1,234	855	190	188
Organization and offering	—	—	—	—	108,277
Miscellaneous	5,976	5,986	5,951	5,862	6,392

Total expenses	126,553	128,917	118,052	98,122	181,405
Less:
Fees waived and/or reimbursed by the Manager	(97,481)	(97,297)	(95,981)	(91,771)	(180,823)
Administration fees waived — class specific	(1,073)	(1,234)	(855)	(190)	(159)
Transfer agent fees waived and/or reimbursed — class specific	(5,674)	(4,623)	(6,028)	(3,542)	(9)

Total expenses after fees waived and/or reimbursed	22,325	25,763	15,188	2,619	414

Net investment income	141,383	158,498	114,070	26,164	27,158

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(322,736)	(392,548)	(250,915)	(83,863)	(81,176)
Allocation from the affiliated Master Portfolios	(2,178)	(2,379)	(1,848)	(409)	(417)

	(324,914)	(394,927)	(252,763)	(84,272)	(81,593)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(936,833)	(1,046,850)	(720,429)	(145,546)	(166,225)
Allocation from the affiliated Master Portfolios	(31,150)	(34,663)	(28,225)	(6,115)	(7,304)

	(967,983)	(1,081,513)	(748,654)	(151,661)	(173,529)

Net realized and unrealized loss	(1,292,897)	(1,476,440)	(1,001,417)	(235,933)	(255,122)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,151,514)	$(1,317,942)	$(887,347)	$(209,769)	$(227,964)

(a)	For the period from November 1, 2019 (commencement of operations) to April 30, 2020.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statement of Changes in Net Assets

	BlackRock LifePath® Smart Beta Retirement Fund		BlackRock LifePath® Smart Beta 2025 Fund
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$237,727	$273,981	$230,760	$689,060
Net realized gain	143,632	382,765	96,331	1,139,460
Net change in unrealized appreciation (depreciation)	(1,345,664)	471,940	(1,381,019)	810,611

Net increase (decrease) in net assets resulting from operations	(964,305)	1,128,686	(1,053,928)	2,639,131

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(12,173)	(65,415)	(7,678)	(178,175)
Investor A	(455,083)	(519,121)	(807,398)	(1,149,782)
Class K	(70,111)	(56,822)	(266,128)	(208,899)
Class R	(248,237)	(245,137)	(566,692)	(620,241)

Decrease in net assets resulting from distributions to shareholders	(785,604)	(886,495)	(1,647,896)	(2,157,097)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	13,052,784	(3,534,167)	622,482	(6,317,824)

NET ASSETS
Total increase (decrease) in net assets	11,302,875	(3,291,976)	(2,079,342)	(5,835,790)
Beginning of period	9,369,336	12,661,312	21,756,536	27,592,326

End of period	$20,672,211	$9,369,336	$19,677,194	$21,756,536

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

54	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Changes in Net Assets  (continued)

	BlackRock LifePath® Smart Beta 2030 Fund		BlackRock LifePath® Smart Beta 2035 Fund
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$244,574	$668,261	$175,986	$522,289
Net realized gain (loss)	(160,612)	1,232,804	(186,627)	1,217,127
Net change in unrealized appreciation (depreciation)	(1,533,997)	661,682	(1,042,099)	168,277

Net increase (decrease) in net assets resulting from operations	(1,450,035)	2,562,747	(1,052,740)	1,907,693

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(58,327)	(138,262)	(6,866)	(132,464)
Investor A	(715,275)	(788,017)	(475,529)	(642,331)
Class K	(162,739)	(122,286)	(274,186)	(216,154)
Class R	(814,683)	(759,609)	(742,801)	(661,066)

Decrease in net assets resulting from distributions to shareholders	(1,751,024)	(1,808,174)	(1,499,382)	(1,652,015)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,174,887	(7,014,476)	525,922	(6,222,998)

NET ASSETS
Total decrease in net assets	(1,026,172)	(6,259,903)	(2,026,200)	(5,967,320)
Beginning of period	21,338,860	27,598,763	15,009,299	20,976,619

End of period	$20,312,688	$21,338,860	$12,983,099	$15,009,299

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statement of Changes in Net Assets  (continued)

	BlackRock LifePath® Smart Beta 2040 Fund		BlackRock LifePath® Smart Beta 2045 Fund
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$185,824	$441,542	$141,383	$349,058
Net realized gain (loss)	(446,652)	1,488,126	(324,914)	1,137,520
Net change in unrealized appreciation (depreciation)	(1,159,386)	(261,097)	(967,983)	(268,752)

Net increase (decrease) in net assets resulting from operations	(1,420,214)	1,668,571	(1,151,514)	1,217,826

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(23,698)	(34,868)	(12,537)	(61,721)
Investor A	(491,281)	(409,614)	(359,925)	(425,925)
Class K	(269,413)	(125,877)	(235,717)	(126,597)
Class R	(994,837)	(448,777)	(719,674)	(429,214)

Decrease in net assets resulting from distributions to shareholders	(1,779,229)	(1,019,136)	(1,327,853)	(1,043,457)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,555,288	(3,262,871)	1,855,561	(3,058,179)

NET ASSETS
Total decrease in net assets	(1,644,155)	(2,613,436)	(623,806)	(2,883,810)
Beginning of period	15,574,334	18,187,770	11,035,349	13,919,159

End of period	$13,930,179	$15,574,334	$10,411,543	$11,035,349

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Changes in Net Assets  (continued)

	BlackRock LifePath® Smart Beta 2050 Fund		BlackRock LifePath® Smart Beta 2055 Fund
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$158,498	$361,971	$114,070	$223,997
Net realized gain (loss)	(394,927)	1,425,066	(252,763)	591,305
Net change in unrealized appreciation (depreciation)	(1,081,513)	(530,450)	(748,654)	(84,647)

Net increase (decrease) in net assets resulting from operations	(1,317,942)	1,256,587	(887,347)	730,655

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(32,175)	(32,124)	(5,126)	(15,480)
Investor A	(729,703)	(527,092)	(44,546)	(25,451)
Class K	(156,304)	(63,665)	(302,008)	(158,248)
Class R	(699,479)	(316,152)	(434,703)	(194,262)

Decrease in net assets resulting from distributions to shareholders	(1,617,661)	(939,033)	(786,383)	(393,441)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,801,946	(2,169,110)	1,058,518	1,410,849

NET ASSETS
Total increase (decrease) in net assets	(1,133,657)	(1,851,556)	(615,212)	1,748,063
Beginning of period	12,660,149	14,511,705	8,811,171	7,063,108

End of period	$11,526,492	$12,660,149	$8,195,959	$8,811,171

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statement of Changes in Net Assets  (continued)

	BlackRock LifePath® Smart Beta 2060 Fund		BlackRock LifePath® Smart Beta 2065 Fund
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Period from 11/01/19(b) to 04/30/20 (unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$26,164	$40,818	$27,158
Net realized gain (loss)	(84,272)	62,687	(81,593)
Net change in unrealized appreciation (depreciation)	(151,661)	28,791	(173,529)

Net increase (decrease) in net assets resulting from operations	(209,769)	132,296	(227,964)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,088)	(742)	(1,153)
Investor A	(4,847)	(966)	(1,113)
Class K	(59,086)	(35,881)	(19,704)
Class R	(41,207)	(4,079)	(1,073)

Decrease in net assets resulting from distributions to shareholders	(107,228)	(41,668)	(23,043)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	580,308	623,060	2,003,810

NET ASSETS
Total increase in net assets	263,311	713,688	1,752,803
Beginning of period	1,765,770	1,052,082	—

End of period	$2,029,081	$1,765,770	$1,752,803

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Commencement of operations.

See notes to financial statements.

58	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund
	Institutional
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.73		$10.45	$10.80	$9.98	$10.35	$11.33

Net investment income(a)	0.13		0.31	0.23	0.27	0.21	0.17
Net realized and unrealized gain (loss)	(0.46)		0.84	(0.35)	0.78	0.14	(0.18)

Net increase (decrease) from investment operations	(0.33)		1.15	(0.12)	1.05	0.35	(0.01)

Distributions(b)
From net investment income	(0.20)		(0.31)	(0.21)	(0.23)	(0.30)	(0.39)
From net realized gain	(0.15)		(0.56)	(0.02)	—	(0.42)	(0.58)

Total distributions	(0.35)		(0.87)	(0.23)	(0.23)	(0.72)	(0.97)

Net asset value, end of period	$10.05		$10.73	$10.45	$10.80	$9.98	$10.35

Total Return(c)
Based on net asset value	(3.28	)%(d)	12.27%	(1.13)%	10.78%	3.67%	(0.13)%

Ratios to Average Net Assets
Total expenses(e)	1.46	%(f)(g)	1.90%	1.61%	1.55%	1.25%	1.53%

Total expenses after fees waived and/or reimbursed(e)	0.10	%(f)	0.10%	0.10%	0.08%	0.15%	0.12%

Net investment income(e)	2.50	%(f)	3.02%	2.17%	2.60%	2.14%	1.58%

Supplemental Data
Net assets, end of period (000)	$219		$277	$2,329	$1,666	$1,072	$991

Portfolio turnover rate	27%		82%	103%	125%	34%	41%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.21%		0.22%	0.23%	0.22%	0.60%	0.54%

(f)	Annualized.
(g)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses would have been 1.29%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund (continued)
	Investor A
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.63		$10.37	$10.70	$9.89	$10.25	$11.23

Net investment income(a)	0.11		0.28	0.21	0.25	0.18	0.15
Net realized and unrealized gain (loss)	(0.46)		0.84	(0.34)	0.76	0.14	(0.19)

Net increase (decrease) from investment operations	(0.35)		1.12	(0.13)	1.01	0.32	(0.04)

Distributions(b)
From net investment income	(0.19)		(0.30)	(0.18)	(0.20)	(0.26)	(0.36)
From net realized gain	(0.15)		(0.56)	(0.02)	—	(0.42)	(0.58)

Total distributions	(0.34)		(0.86)	(0.20)	(0.20)	(0.68)	(0.94)

Net asset value, end of period	$9.94		$10.63	$10.37	$10.70	$9.89	$10.25

Total Return(c)
Based on net asset value	(3.43	)%(d)	12.05%	(1.26)%	10.41%	3.39%	(0.42)%

Ratios to Average Net Assets
Total expenses(e)	1.59	%(f)(g)	2.20%	1.83%	1.74%	1.63%	1.63%

Total expenses after fees waived and/or reimbursed(e)	0.33	%(f)	0.32%	0.30%	0.34%	0.44%	0.42%

Net investment income(e)	2.21	%(f)	2.74%	1.99%	2.40%	1.83%	1.43%

Supplemental Data
Net assets, end of period (000)	$11,385		$6,094	$6,723	$8,709	$10,138	$12,179

Portfolio turnover rate	27%		82%	103%	125%	34%	41%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.21%		0.22%	0.23%	0.22%	0.60%	0.54%

(f)	Annualized.
(g)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses would have been 1.42%.

See notes to financial statements.

60	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund (continued)
	Class K
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019		2018	2017	2016	2015

Net asset value, beginning of period	$10.72		$10.46		$10.80	$9.99	$10.35	$11.34

Net investment income(a)	0.13		0.32		0.24	0.26	0.21	0.19
Net realized and unrealized gain (loss)	(0.46)		0.84		(0.34)	0.79	0.15	(0.20)

Net increase (decrease) from investment operations	(0.33)		1.16		(0.10)	1.05	0.36	(0.01)

Distributions(b)
From net investment income	(0.21)		(0.34)		(0.22)	(0.24)	(0.30)	(0.40)
From net realized gain	(0.15)		(0.56)		(0.02)	—	(0.42)	(0.58)

Total distributions	(0.36)		(0.90)		(0.24)	(0.24)	(0.72)	(0.98)

Net asset value, end of period	$10.03		$10.72		$10.46	$10.80	$9.99	$10.35

Total Return(c)
Based on net asset value	(3.25	)%(d)	12.37%		(0.98)%	10.73%	3.81%	(0.13)%

Ratios to Average Net Assets
Total expenses(e)	1.30	%(f)(g)	1.98%		1.68%	1.52%	1.28%	1.29%

Total expenses after fees waived and/or reimbursed(e)	0.00	%(f)(h)	0.00	%(h)	0.01%	0.01%	0.09%	0.07%

Net investment income(e)	2.55	%(f)	3.11%		2.25%	2.55%	2.15%	1.75%

Supplemental Data
Net assets, end of period (000)	$2,068		$537		$481	$726	$806	$752

Portfolio turnover rate	27%		82%		103%	125%	34%	41%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019		2018	2017	2016	2015
Investments in underlying funds	0.21%		0.22%		0.23%	0.22%	0.60%	0.54%

(f)	Annualized.
(g)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses would have been 1.14%.
(h)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund (continued)
	Class R
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.60		$10.36	$10.70	$9.88	$10.24	$11.23

Net investment income(a)	0.10		0.25	0.20	0.22	0.15	0.12
Net realized and unrealized gain (loss)	(0.46)		0.84	(0.36)	0.77	0.15	(0.19)

Net increase (decrease) from investment operations	(0.36)		1.09	(0.16)	0.99	0.30	(0.07)

Distributions(b)
From net investment income	(0.18)		(0.29)	(0.16)	(0.17)	(0.24)	(0.34)
From net realized gain	(0.15)		(0.56)	(0.02)	—	(0.42)	(0.58)

Total distributions	(0.33)		(0.85)	(0.18)	(0.17)	(0.66)	(0.92)

Net asset value, end of period	$9.91		$10.60	$10.36	$10.70	$9.88	$10.24

Total Return(c)
Based on net asset value	(3.54	)%(d)	11.75%	(1.56)%	10.14%	3.14%	(0.66)%

Ratios to Average Net Assets
Total expenses(e)	2.09	%(f)(g)	2.75%	2.04%	2.05%	1.94%	1.95%

Total expenses after fees waived and/or reimbursed(e)	0.58	%(f)	0.57%	0.54%	0.58%	0.68%	0.66%

Net investment income(e)	1.98	%(f)	2.43%	1.87%	2.14%	1.58%	1.17%

Supplemental Data
Net assets, end of period (000)	$7,000		$2,461	$3,129	$4,486	$5,444	$6,317

Portfolio turnover rate	27%		82%	103%	125%	34%	41%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.21%		0.22%	0.23%	0.22%	0.60%	0.54%

(f)	Annualized.
(g)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses would have been 1.93%.

See notes to financial statements.

62	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund
	Institutional
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.05		$10.79	$11.17	$9.95	$10.57	$11.51

Net investment income(a)	0.13		0.34	0.26	0.29	0.15	0.19
Net realized and unrealized gain (loss)	(0.62)		0.82	(0.33)	1.22	0.14	(0.20)

Net increase (decrease) from investment operations	(0.49)		1.16	(0.07)	1.51	0.29	(0.01)

Distributions(b)
From net investment income	(0.21)		(0.28)	(0.29)	(0.19)	(0.18)	(0.32)
From net realized gain	(0.52)		(0.62)	(0.02)	(0.10)	(0.73)	(0.61)

Total distributions	(0.73)		(0.90)	(0.31)	(0.29)	(0.91)	(0.93)

Net asset value, end of period	$9.83		$11.05	$10.79	$11.17	$9.95	$10.57

Total Return(c)
Based on net asset value	(4.95	)%(d)	12.02%	(0.65)%	15.60%	3.06%	(0.16)%

Ratios to Average Net Assets
Total expenses(e)	1.21	%(f)	0.87%	0.87%	1.13%	1.29%	0.84%

Total expenses after fees waived and/or reimbursed(e)	0.10	%(f)	0.09%	0.08%	0.11%	0.19%	0.15%

Net investment income(e)	2.51	%(f)	3.22%	2.30%	2.80%	1.52%	1.72%

Supplemental Data
Net assets, end of period (000)	$103		$115	$2,122	$73	$68	$34

Portfolio turnover rate	28%		77%	106%	130%	36%	57%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.21%		0.22%	0.23%	0.23%	0.61%	0.59%

(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund (continued)
	Investor A
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.97		$10.72	$11.09	$9.87	$10.50	$11.44

Net investment income(a)	0.12		0.30	0.22	0.25	0.13	0.13
Net realized and unrealized gain (loss)	(0.61)		0.82	(0.31)	1.24	0.13	(0.17)

Net increase (decrease) from investment operations	(0.49)		1.12	(0.09)	1.49	0.26	(0.04)

Distributions(b)
From net investment income	(0.31)		(0.25)	(0.26)	(0.17)	(0.16)	(0.29)
From net realized gain	(0.52)		(0.62)	(0.02)	(0.10)	(0.73)	(0.61)

Total distributions	(0.83)		(0.87)	(0.28)	(0.27)	(0.89)	(0.90)

Net asset value, end of period	$9.65		$10.97	$10.72	$11.09	$9.87	$10.50

Total Return(c)
Based on net asset value	(5.05	)%(d)	11.67%	(0.87)%	15.40%	2.76%	(0.43)%

Ratios to Average Net Assets
Total expenses(e)	1.27	%(f)	1.12%	1.11%	1.20%	1.35%	1.20%

Total expenses after fees waived and/or reimbursed(e)	0.33	%(f)	0.32%	0.30%	0.34%	0.44%	0.42%

Net investment income(e)	2.30	%(f)	2.84%	2.03%	2.42%	1.33%	1.17%

Supplemental Data
Net assets, end of period (000)	$9,055		$11,015	$15,492	$17,126	$14,228	$15,324

Portfolio turnover rate	28%		77%	106%	130%	36%	57%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.21%		0.22%	0.23%	0.23%	0.61%	0.59%

(f)	Annualized.

See notes to financial statements.

64	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund (continued)
	Class K
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019		2018	2017	2016	2015

Net asset value, beginning of period	$11.07		$10.81		$11.18	$9.96	$10.59	$11.53

Net investment income(a)	0.13		0.32		0.26	0.28	0.16	0.15
Net realized and unrealized gain (loss)	(0.61)		0.85		(0.32)	1.24	0.14	(0.15)

Net increase (decrease) from investment operations	(0.48)		1.17		(0.06)	1.52	0.30	0.00

Distributions(b)
From net investment income	(0.35)		(0.29)		(0.29)	(0.20)	(0.20)	(0.33)
From net realized gain	(0.52)		(0.62)		(0.02)	(0.10)	(0.73)	(0.61)

Total distributions	(0.87)		(0.91)		(0.31)	(0.30)	(0.93)	(0.94)

Net asset value, end of period	$9.72		$11.07		$10.81	$11.18	$9.96	$10.59

Total Return(c)
Based on net asset value	(4.93	)%(d)	12.09%		(0.55)%	15.67%	3.16%	(0.06)%

Ratios to Average Net Assets
Total expenses(e)	0.97	%(f)	0.84%		0.85%	0.88%	0.97%	0.84%

Total expenses after fees waived and/or reimbursed(e)	0.00	%(f)(g)	0.00	%(g)	0.01%	0.01%	0.09%	0.07%

Net investment income(e)	2.56	%(f)	3.03%		2.32%	2.63%	1.63%	1.36%

Supplemental Data
Net assets, end of period (000)	$3,041		$3,217		$2,466	$2,444	$2,651	$1,860

Portfolio turnover rate	28%		77%		106%	130%	36%	57%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019		2018	2017	2016	2015
Investments in underlying funds	0.21%		0.22%		0.23%	0.23%	0.61%	0.59%

(f)	Annualized.
(g)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund (continued)
	Class R
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.84		$10.62	$10.99	$9.79	$10.41	$11.36

Net investment income(a)	0.10		0.26	0.25	0.23	0.11	0.10
Net realized and unrealized gain (loss)	(0.60)		0.83	(0.37)	1.21	0.13	(0.17)

Net increase (decrease) from investment operations	(0.50)		1.09	(0.12)	1.44	0.24	(0.07)

Distributions(b)
From net investment income	(0.29)		(0.25)	(0.23)	(0.14)	(0.13)	(0.27)
From net realized gain	(0.52)		(0.62)	(0.02)	(0.10)	(0.73)	(0.61)

Total distributions	(0.81)		(0.87)	(0.25)	(0.24)	(0.86)	(0.88)

Net asset value, end of period	$9.53		$10.84	$10.62	$10.99	$9.79	$10.41

Total Return(c)
Based on net asset value	(5.20	)%(d)	11.52%	(1.12)%	15.05%	2.60%	(0.69)%

Ratios to Average Net Assets
Total expenses(e)	1.61	%(f)	1.50%	1.34%	1.47%	1.64%	1.48%

Total expenses after fees waived and/or reimbursed(e)	0.59	%(f)	0.57%	0.53%	0.58%	0.68%	0.66%

Net investment income(e)	1.93	%(f)	2.53%	2.32%	2.18%	1.09%	0.95%

Supplemental Data
Net assets, end of period (000)	$7,479		$7,410	$7,512	$10,651	$10,730	$10,912

Portfolio turnover rate	28%		77%	106%	130%	36%	57%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.21%		0.22%	0.23%	0.23%	0.61%	0.59%

(f)	Annualized.

See notes to financial statements.

66	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund
	Institutional
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.61		$10.31	$10.73	$9.44	$10.17	$11.03

Net investment income(a)	0.12		0.32	0.25	0.26	0.12	0.15
Net realized and unrealized gain (loss)	(0.68)		0.76	(0.29)	1.34	0.11	(0.14)

Net increase (decrease) from investment operations	(0.56)		1.08	(0.04)	1.60	0.23	0.01

Distributions(b)
From net investment income	(0.31)		(0.27)	(0.27)	(0.19)	(0.19)	(0.25)
From net realized gain	(0.54)		(0.51)	(0.11)	(0.12)	(0.77)	(0.62)

Total distributions	(0.85)		(0.78)	(0.38)	(0.31)	(0.96)	(0.87)

Net asset value, end of period	$9.20		$10.61	$10.31	$10.73	$9.44	$10.17

Total Return(c)
Based on net asset value	(6.06	)%(d)	11.77%	(0.53)%	17.34%	2.64%	0.07%

Ratios to Average Net Assets
Total expenses(e)	1.01	%(f)	0.87%	0.92%	1.07%	1.16%	1.06%

Total expenses after fees waived and/or reimbursed(e)	0.09	%(f)	0.09%	0.07%	0.10%	0.19%	0.17%

Net investment income(e)	2.36	%(f)	3.16%	2.34%	2.57%	1.26%	1.47%

Supplemental Data
Net assets, end of period (000)	$753		$627	$1,776	$423	$286	$91

Portfolio turnover rate	39%		86%	97%	128%	34%	67%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.20%		0.22%	0.23%	0.24%	0.65%	0.61%

(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund (continued)
	Investor A
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.51		$10.21	$10.63	$9.34	$10.07	$10.93

Net investment income(a)	0.12		0.28	0.21	0.23	0.11	0.12
Net realized and unrealized gain (loss)	(0.69)		0.77	(0.28)	1.34	0.09	(0.13)

Net increase (decrease) from investment operations	(0.57)		1.05	(0.07)	1.57	0.20	(0.01)

Distributions(b)
From net investment income	(0.29)		(0.24)	(0.24)	(0.16)	(0.16)	(0.23)
From net realized gain	(0.54)		(0.51)	(0.11)	(0.12)	(0.77)	(0.62)

Total distributions	(0.83)		(0.75)	(0.35)	(0.28)	(0.93)	(0.85)

Net asset value, end of period	$9.11		$10.51	$10.21	$10.63	$9.34	$10.07

Total Return(c)
Based on net asset value	(6.17	)%(d)	11.46%	(0.83)%	17.16%	2.30%	(0.19)%

Ratios to Average Net Assets
Total expenses(e)	1.25	%(f)	1.12%	1.17%	1.32%	1.39%	1.20%

Total expenses after fees waived and/or reimbursed(e)	0.34	%(f)	0.33%	0.31%	0.34%	0.43%	0.42%

Net investment income(e)	2.44	%(f)	2.82%	2.02%	2.36%	1.18%	1.16%

Supplemental Data
Net assets, end of period (000)	$7,096		$8,479	$13,511	$15,564	$12,222	$16,084

Portfolio turnover rate	39%		86%	97%	128%	34%	67%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.20%		0.22%	0.23%	0.24%	0.65%	0.61%

(f)	Annualized.

See notes to financial statements.

68	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund (continued)
	Class K
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019		2018	2017		2016	2015

Net asset value, beginning of period	$10.63		$10.33		$10.75	$9.45		$10.18	$11.05

Net investment income(a)	0.13		0.31		0.25	0.28		0.14	0.14
Net realized and unrealized gain (loss)	(0.69)		0.78		(0.29)	1.34		0.10	(0.13)

Net increase (decrease) from investment operations	(0.56)		1.09		(0.04)	1.62		0.24	0.01

Distributions(b)
From net investment income	(0.33)		(0.28)		(0.27)	(0.20)		(0.20)	(0.26)
From net realized gain	(0.54)		(0.51)		(0.11)	(0.12)		(0.77)	(0.62)

Total distributions	(0.87)		(0.79)		(0.38)	(0.32)		(0.97)	(0.88)

Net asset value, end of period	$9.20		$10.63		$10.33	$10.75		$9.45	$10.18

Total Return(c)
Based on net asset value	(6.06	)%(d)	11.83%		(0.50)%	17.52%		2.71%	0.07%

Ratios to Average Net Assets
Total expenses(e)	0.96	%(f)	0.85%		0.92%	0.92%		1.03%	0.85%

Total expenses after fees waived and/or reimbursed(e)	0.00	%(f)(g)	0.00	%(g)	0.01%	0.00	%(g)	0.08%	0.07%

Net investment income(e)	2.72	%(f)	3.09%		2.33%	2.84%		1.48%	1.37%

Supplemental Data
Net assets, end of period (000)	$2,213		$1,936		$1,566	$1,587		$2,492	$1,751

Portfolio turnover rate	39%		86%		97%	128%		34%	67%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019		2018	2017		2016	2015
Investments in underlying funds	0.20%		0.22%		0.23%	0.24%		0.65%	0.61%

(f)	Annualized.
(g)	Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund (continued)
	Class R
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.42		$10.16	$10.57	$9.28	$10.01	$10.88

Net investment income(a)	0.10		0.25	0.20	0.20	0.08	0.09
Net realized and unrealized gain (loss)	(0.68)		0.77	(0.29)	1.34	0.10	(0.14)

Net increase (decrease) from investment operations	(0.58)		1.02	(0.09)	1.54	0.18	(0.05)

Distributions(b)
From net investment income	(0.27)		(0.25)	(0.21)	(0.13)	(0.14)	(0.20)
From net realized gain	(0.54)		(0.51)	(0.11)	(0.12)	(0.77)	(0.62)

Total distributions	(0.81)		(0.76)	(0.32)	(0.25)	(0.91)	(0.82)

Net asset value, end of period	$9.03		$10.42	$10.16	$10.57	$9.28	$10.01

Total Return(c)
Based on net asset value	(6.35	)%(d)	11.18%	(0.98)%	16.87%	2.10%	(0.56)%

Ratios to Average Net Assets
Total expenses(e)	1.58	%(f)	1.48%	1.41%	1.57%	1.64%	1.46%

Total expenses after fees waived and/or reimbursed(e)	0.59	%(f)	0.58%	0.56%	0.59%	0.67%	0.66%

Net investment income(e)	2.07	%(f)	2.48%	1.86%	2.07%	0.91%	0.90%

Supplemental Data
Net assets, end of period (000)	$10,250		$10,296	$10,746	$7,160	$7,415	$9,265

Portfolio turnover rate	39%		86%	97%	128%	34%	67%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.20%		0.22%	0.23%	0.24%	0.65%	0.61%

(f)	Annualized.

See notes to financial statements.

70	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund
	Institutional
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.32		$11.10	$11.48	$9.96	$10.49	$11.26

Net investment income(a)	0.15		0.35	0.28	0.30	0.11	0.15
Net realized and unrealized gain (loss)	(0.92)		0.79	(0.33)	1.56	0.11	(0.22)

Net increase (decrease) from investment operations	(0.77)		1.14	(0.05)	1.86	0.22	(0.07)

Distributions(b)
From net investment income	(0.17)		(0.27)	(0.28)	(0.17)	(0.18)	(0.21)
From net realized gain	(0.80)		(0.65)	(0.05)	(0.17)	(0.57)	(0.49)

Total distributions	(0.97)		(0.92)	(0.33)	(0.34)	(0.75)	(0.70)

Net asset value, end of period	$9.58		$11.32	$11.10	$11.48	$9.96	$10.49

Total Return(c)
Based on net asset value	(7.74	)%(d)	11.62%	(0.56)%	19.20%	2.40%	(0.77)%

Ratios to Average Net Assets
Total expenses(e)	1.87	%(f)	1.11%	1.27%	1.56%	1.35%	1.18%

Total expenses after fees waived and/or reimbursed(e)	0.10	%(f)	0.10%	0.07%	0.10%	0.18%	0.18%

Net investment income(e)	2.78	%(f)	3.21%	2.39%	2.84%	1.14%	1.37%

Supplemental Data
Net assets, end of period (000)	$70		$78	$1,571	$43	$76	$41

Portfolio turnover rate	37%		91%	96%	128%	37%	75%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.20%		0.23%	0.23%	0.24%	0.68%	0.64%

(f) Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund (continued)

	Investor A
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.21		$11.00	$11.36	$9.86	$10.39	$11.16

Net investment income(a)	0.13		0.32	0.23	0.24	0.10	0.11
Net realized and unrealized gain (loss)	(0.88)		0.78	(0.30)	1.57	0.09	(0.21)

Net increase (decrease) from investment operations	(0.75)		1.10	(0.07)	1.81	0.19	(0.10)

Distributions(b)
From net investment income	(0.31)		(0.24)	(0.24)	(0.14)	(0.15)	(0.18)
From net realized gain	(0.80)		(0.65)	(0.05)	(0.17)	(0.57)	(0.49)

Total distributions	(1.11)		(0.89)	(0.29)	(0.31)	(0.72)	(0.67)

Net asset value, end of period	$9.35		$11.21	$11.00	$11.36	$9.86	$10.39

Total Return(c)
Based on net asset value	(7.76	)%(d)	11.25%	(0.73)%	18.85%	2.10%	(1.05)%

Ratios to Average Net Assets
Total expenses(e)	1.72	%(f)	1.37%	1.52%	1.60%	1.54%	1.38%

Total expenses after fees waived and/or reimbursed(e)	0.35	%(f)	0.35%	0.33%	0.34%	0.43%	0.42%

Net investment income(e)	2.49	%(f)	2.95%	1.99%	2.30%	0.99%	1.05%

Supplemental Data
Net assets, end of period (000)	$4,348		$4,964	$9,042	$9,853	$8,783	$11,053

Portfolio turnover rate	37%		91%	96%	128%	37%	75%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.20%		0.23%	0.23%	0.24%	0.68%	0.64%

(f) Annualized.
See notes to financial statements.

72	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund (continued)

	Class K
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019		2018	2017		2016	2015

Net asset value, beginning of period	$11.33		$11.11		$11.48	$9.97		$10.49	$11.27

Net investment income(a)	0.15		0.33		0.27	0.27		0.12	0.14
Net realized and unrealized gain (loss)	(0.89)		0.82		(0.31)	1.59		0.12	(0.22)

Net increase (decrease) from investment operations	(0.74)		1.15		(0.04)	1.86		0.24	(0.08)

Distributions(b)
From net investment income	(0.36)		(0.28)		(0.28)	(0.18)		(0.19)	(0.21)
From net realized gain	(0.80)		(0.65)		(0.05)	(0.17)		(0.57)	(0.49)

Total distributions	(1.16)		(0.93)		(0.33)	(0.35)		(0.76)	(0.70)

Net asset value, end of period	$9.43		$11.33		$11.11	$11.48		$9.97	$10.49

Total Return(c)
Based on net asset value	(7.65	)%(d)	11.69%		(0.46)%	19.20%		2.60%	(0.80)%

Ratios to Average Net Assets
Total expenses(e)	1.39	%(f)	1.09%		1.26%	1.23%		1.11%	0.99%

Total expenses after fees waived and/or reimbursed(e)	0.00	%(f)(g)	0.00	%(g)	0.01%	0.00	%(g)	0.08%	0.07%

Net investment income(e)	2.88	%(f)	3.09%		2.33%	2.51%		1.21%	1.29%

Supplemental Data
Net assets, end of period (000)	$2,258		$2,619		$2,541	$1,989		$2,739	$1,327

Portfolio turnover rate	37%		91%		96%	128%		37%	75%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019		2018	2017		2016	2015
Investments in underlying funds	0.20%		0.23%		0.23%	0.24%		0.68%	0.64%

(f) Annualized. (g) Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund (continued)

	Class R
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.04		$10.88	$11.25	$9.77	$10.30	$11.08

Net investment income(a)	0.12		0.27	0.27	0.21	0.07	0.09
Net realized and unrealized gain (loss)	(0.87)		0.79	(0.37)	1.56	0.10	(0.22)

Net increase (decrease) from investment operations	(0.75)		1.06	(0.10)	1.77	0.17	(0.13)

Distributions(b)
From net investment income	(0.30)		(0.25)	(0.22)	(0.12)	(0.13)	(0.16)
From net realized gain	(0.80)		(0.65)	(0.05)	(0.17)	(0.57)	(0.49)

Total distributions	(1.10)		(0.90)	(0.27)	(0.29)	(0.70)	(0.65)

Net asset value, end of period	$9.19		$11.04	$10.88	$11.25	$9.77	$10.30

Total Return(c)
Based on net asset value	(7.96	)%(d)	11.05%	(0.99)%	18.56%	1.89%	(1.28)%

Ratios to Average Net Assets
Total expenses(e)	2.06	%(f)	1.76%	1.68%	1.85%	1.78%	1.67%

Total expenses after fees waived and/or reimbursed(e)	0.59	%(f)	0.57%	0.54%	0.57%	0.67%	0.66%

Net investment income(e)	2.30	%(f)	2.53%	2.40%	2.04%	0.74%	0.86%

Supplemental Data
Net assets, end of period (000)	$6,307		$7,348	$7,822	$8,064	$7,338	$7,374

Portfolio turnover rate	37%		91%	96%	128%	37%	75%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.20%		0.23%	0.23%	0.24%	0.68%	0.64%

(f) Annualized.

See notes to financial statements.

74	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund

	Institutional
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.17		$10.76	$11.18	$9.70	$10.44	$11.52

Net investment income(a)	0.12		0.33	0.27	0.25	0.11	0.14
Net realized and unrealized gain (loss)	(0.96)		0.76	(0.36)	1.60	0.10	(0.19)

Net increase (decrease) from investment operations	(0.84)		1.09	(0.09)	1.85	0.21	(0.05)

Distributions(b)
From net investment income	(0.28)		(0.30)	(0.26)	(0.15)	(0.19)	(0.23)
From net realized gain	(0.96)		(0.38)	(0.07)	(0.22)	(0.76)	(0.80)

Total distributions	(1.24)		(0.68)	(0.33)	(0.37)	(0.95)	(1.03)

Net asset value, end of period	$9.09		$11.17	$10.76	$11.18	$9.70	$10.44

Total Return(c)
Based on net asset value	(8.98	)%(d)	11.09%	(0.88)%	19.65%	2.33%	(0.61)%

Ratios to Average Net Assets
Total expenses(e)	1.45	%(f)	1.26%	1.31%	1.76%	1.49%	1.20%

Total expenses after fees waived and/or reimbursed(e)	0.10	%(f)	0.10%	0.09%	0.10%	0.17%	0.17%

Net investment income(e)	2.43	%(f)	3.10%	2.35%	2.39%	1.10%	1.31%

Supplemental Data
Net assets, end of period (000)	$154		$198	$636	$92	$96	$102

Portfolio turnover rate	42%		100%	59%	136%	35%	93%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.19%		0.22%	0.23%	0.24%	0.73%	0.69%

(f) Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund (continued)

	Investor A
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.05		$10.65	$11.05	$9.59	$10.32	$11.40

Net investment income(a)	0.13		0.30	0.22	0.22	0.08	0.11
Net realized and unrealized gain (loss)	(0.97)		0.74	(0.32)	1.58	0.10	(0.19)

Net increase (decrease) from investment operations	(0.84)		1.04	(0.10)	1.80	0.18	(0.08)

Distributions(b)
From net investment income	(0.26)		(0.26)	(0.23)	(0.12)	(0.15)	(0.20)
From net realized gain	(0.96)		(0.38)	(0.07)	(0.22)	(0.76)	(0.80)

Total distributions	(1.22)		(0.64)	(0.30)	(0.34)	(0.91)	(1.00)

Net asset value, end of period	$8.99		$11.05	$10.65	$11.05	$9.59	$10.32

Total Return(c)
Based on net asset value	(9.03	)%(d)	10.74%	(1.01)%	19.33%	2.05%	(0.87)%

Ratios to Average Net Assets
Total expenses(e)	1.65	%(f)	1.48%	1.56%	1.84%	1.64%	1.36%

Total expenses after fees waived and/or reimbursed(e)	0.35	%(f)	0.35%	0.32%	0.34%	0.42%	0.42%

Net investment income(e)	2.67	%(f)	2.90%	2.01%	2.16%	0.88%	1.06%

Supplemental Data
Net assets, end of period (000)	$3,540		$4,530	$8,278	$8,601	$7,945	$9,543

Portfolio turnover rate	42%		100%	59%	136%	35%	93%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.19%		0.22%	0.23%	0.24%	0.73%	0.69%

(f) Annualized.

See notes to financial statements.

76	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund (continued)

	Class K
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019		2018	2017		2016	2015

Net asset value, beginning of period	$11.18		$10.78		$11.18	$9.70		$10.45	$11.53

Net investment income(a)	0.15		0.32		0.25	0.25		0.11	0.14
Net realized and unrealized gain (loss)	(0.98)		0.77		(0.32)	1.61		0.10	(0.18)

Net increase (decrease) from investment operations	(0.83)		1.09		(0.07)	1.86		0.21	(0.04)

Distributions(b)
From net investment income	(0.30)		(0.31)		(0.26)	(0.16)		(0.20)	(0.24)
From net realized gain	(0.96)		(0.38)		(0.07)	(0.22)		(0.76)	(0.80)

Total distributions	(1.26)		(0.69)		(0.33)	(0.38)		(0.96)	(1.04)

Net asset value, end of period	$9.09		$11.18		$10.78	$11.18		$9.70	$10.45

Total Return(c)
Based on net asset value	(8.85	)%(d)	11.09%		(0.67)%	19.77%		2.34%	(0.51)%

Ratios to Average Net Assets
Total expenses(e)	1.32	%(f)	1.20%		1.29%	1.44%		1.21%	0.97%

Total expenses after fees waived and/or reimbursed(e)	0.00	%(f)(g)	0.00	%(g)	0.01%	0.00	%(g)	0.07%	0.07%

Net investment income(e)	2.89	%(f)	3.04%		2.20%	2.42%		1.15%	1.33%

Supplemental Data
Net assets, end of period (000)	$2,233		$2,350		$1,998	$1,261		$1,850	$1,162

Portfolio turnover rate	42%		100%		59%	136%		35%	93%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019		2018	2017		2016	2015
Investments in underlying funds	0.19%		0.22%		0.23%	0.24%		0.73%	0.69%

(f) Annualized. (g) Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund (continued)

	Class R
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.96		$10.59	$10.99	$9.53	$10.28	$11.36

Net investment income(a)	0.11		0.26	0.21	0.19	0.06	0.09
Net realized and unrealized gain (loss)	(0.96)		0.75	(0.34)	1.58	0.09	(0.19)

Net increase (decrease) from investment operations	(0.85)		1.01	(0.13)	1.77	0.15	(0.10)

Distributions(b)
From net investment income	(0.24)		(0.26)	(0.20)	(0.09)	(0.14)	(0.18)
From net realized gain	(0.96)		(0.38)	(0.07)	(0.22)	(0.76)	(0.80)

Total distributions	(1.20)		(0.64)	(0.27)	(0.31)	(0.90)	(0.98)

Net asset value, end of period	$8.91		$10.96	$10.59	$10.99	$9.53	$10.28

Total Return(c)
Based on net asset value	(9.14	)%(d)	10.50%	(1.25)%	19.06%	1.73%	(1.09)%

Ratios to Average Net Assets
Total expenses(e)	1.96	%(f)	1.87%	1.79%	2.06%	1.88%	1.64%

Total expenses after fees waived and/or reimbursed(e)	0.59	%(f)	0.58%	0.55%	0.58%	0.66%	0.66%

Net investment income(e)	2.24	%(f)	2.44%	1.85%	1.90%	0.63%	0.83%

Supplemental Data
Net assets, end of period (000)	$8,002		$8,497	$7,275	$5,745	$6,406	$7,303

Portfolio turnover rate	42%		100%	59%	136%	35%	93%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.19%		0.22%	0.23%	0.24%	0.73%	0.69%

(f) Annualized.

See notes to financial statements.

78	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund

	Institutional
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.25		$12.06	$12.44	$10.65	$11.36	$12.25

Net investment income(a)	0.16		0.37	0.32	0.27	0.11	0.16
Net realized and unrealized gain (loss)	(1.21)		0.75	(0.40)	1.89	0.10	(0.22)

Net increase (decrease) from investment operations	(1.05)		1.12	(0.08)	2.16	0.21	(0.06)

Distributions(b)
From net investment income	(0.27)		(0.30)	(0.30)	(0.14)	(0.19)	(0.22)
From net realized gain	(1.16)		(0.63)	—	(0.23)	(0.73)	(0.61)

Total distributions	(1.43)		(0.93)	(0.30)	(0.37)	(0.92)	(0.83)

Net asset value, end of period	$9.77		$12.25	$12.06	$12.44	$10.65	$11.36

Total Return(c)
Based on net asset value	(10.23	)%(d)	10.61%	(0.75)%	20.93%	2.09%	(0.59)%

Ratios to Average Net Assets
Total expenses(e)	2.17	%(f)	1.59%	1.85%	2.10%	1.70%	1.64%

Total expenses after fees waived and/or reimbursed(e)	0.10	%(f)	0.10%	0.11%	0.10%	0.17%	0.17%

Net investment income(e)	2.82	%(f)	3.19%	2.50%	2.36%	1.03%	1.41%

Supplemental Data
Net assets, end of period (000)	$93		$149	$791	$118	$92	$71

Portfolio turnover rate	40%		104%	81%	131%	32%	80%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.20%		0.23%	0.23%	0.26%	0.70%	0.67%

(f) Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund (continued)

	Investor A
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.05		$11.86	$12.23	$10.48	$11.19	$12.08

Net investment income(a)	0.15		0.35	0.26	0.23	0.08	0.13
Net realized and unrealized gain (loss)	(1.18)		0.74	(0.37)	1.87	0.09	(0.22)

Net increase (decrease) from investment operations	(1.03)		1.09	(0.11)	2.10	0.17	(0.09)

Distributions(b)
From net investment income	(0.30)		(0.27)	(0.26)	(0.12)	(0.15)	(0.19)
From net realized gain	(1.16)		(0.63)	—	(0.23)	(0.73)	(0.61)

Total distributions	(1.46)		(0.90)	(0.26)	(0.35)	(0.88)	(0.80)

Net asset value, end of period	$9.56		$12.05	$11.86	$12.23	$10.48	$11.19

Total Return(c)
Based on net asset value	(10.32	)%(d)	10.42%	(0.99)%	20.56%	1.81%	(0.84)%

Ratios to Average Net Assets
Total expenses(e)	2.26	%(f)	1.89%	2.09%	2.24%	1.98%	1.83%

Total expenses after fees waived and/or reimbursed(e)	0.35	%(f)	0.35%	0.34%	0.34%	0.42%	0.42%

Net investment income(e)	2.77	%(f)	3.03%	2.09%	2.08%	0.78%	1.12%

Supplemental Data
Net assets, end of period (000)	$2,605		$3,031	$6,246	$6,554	$5,808	$6,303

Portfolio turnover rate	40%		104%	81%	131%	32%	80%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.20%		0.23%	0.23%	0.26%	0.70%	0.67%

(f) Annualized.

See notes to financial statements.

80	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund (continued)

	Class K
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019		2018	2017		2016	2015

Net asset value, beginning of period	$12.29		$12.09		$12.46	$10.66		$11.37	$12.27

Net investment income(a)	0.17		0.35		0.29	0.25		0.11	0.17
Net realized and unrealized gain (loss)	(1.21)		0.79		(0.36)	1.93		0.11	(0.23)

Net increase (decrease) from investment operations	(1.04)		1.14		(0.07)	2.18		0.22	(0.06)

Distributions(b)
From net investment income	(0.35)		(0.31)		(0.30)	(0.15)		(0.20)	(0.23)
From net realized gain	(1.16)		(0.63)		—	(0.23)		(0.73)	(0.61)

Total distributions	(1.51)		(0.94)		(0.30)	(0.38)		(0.93)	(0.84)

Net asset value, end of period	$9.74		$12.29		$12.09	$12.46		$10.66	$11.37

Total Return(c)
Based on net asset value	(10.23	)%(d)	10.78%		(0.65)%	21.11%		2.19%	(0.57)%

Ratios to Average Net Assets
Total expenses(e)	1.88	%(f)	1.63%		1.78%	1.73%		1.53%	1.38%

Total expenses after fees waived and/or reimbursed(e)	0.00	%(f)(g)	0.00	%(g)	0.02%	0.00	%(g)	0.07%	0.07%

Net investment income(e)	3.09	%(f)	2.99%		2.26%	2.19%		1.06%	1.48%

Supplemental Data
Net assets, end of period (000)	$1,942		$1,972		$1,583	$754		$1,558	$691

Portfolio turnover rate	40%		104%		81%	131%		32%	80%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019		2018	2017		2016	2015
Investments in underlying funds	0.20%		0.23%		0.23%	0.26%		0.70%	0.67%

(f) Annualized. (g) Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund (continued)

	Class R
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.87		$11.74	$12.11	$10.37	$11.08	$11.99

Net investment income(a)	0.13		0.28	0.32	0.21	0.06	0.10
Net realized and unrealized gain (loss)	(1.16)		0.76	(0.45)	1.84	0.09	(0.22)

Net increase (decrease) from investment operations	(1.03)		1.04	(0.13)	2.05	0.15	(0.12)

Distributions(b)
From net investment income	(0.28)		(0.28)	(0.24)	(0.08)	(0.13)	(0.18)
From net realized gain	(1.16)		(0.63)	—	(0.23)	(0.73)	(0.61)

Total distributions	(1.44)		(0.91)	(0.24)	(0.31)	(0.86)	(0.79)

Net asset value, end of period	$9.40		$11.87	$11.74	$12.11	$10.37	$11.08

Total Return(c)
Based on net asset value	(10.42	)%(d)	10.14%	(1.18)%	20.32%	1.60%	(1.11)%

Ratios to Average Net Assets
Total expenses(e)	2.57	%(f)	2.34%	2.26%	2.44%	2.14%	2.05%

Total expenses after fees waived and/or reimbursed(e)	0.59	%(f)	0.57%	0.54%	0.57%	0.66%	0.66%

Net investment income(e)	2.42	%(f)	2.48%	2.58%	1.86%	0.56%	0.90%

Supplemental Data
Net assets, end of period (000)	$5,771		$5,884	$5,299	$5,989	$5,272	$6,078

Portfolio turnover rate	40%		104%	81%	131%	32%	80%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.20%		0.23%	0.23%	0.26%	0.70%	0.67%

(f) Annualized.

See notes to financial statements.

82	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund

	Institutional
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.45		$11.21	$11.60	$9.93	$10.53	$11.31

Net investment income(a)	0.14		0.34	0.30	0.23	0.10	0.15
Net realized and unrealized gain (loss)	(1.11)		0.68	(0.41)	1.79	0.08	(0.20)

Net increase (decrease) from investment operations	(0.97)		1.02	(0.11)	2.02	0.18	(0.05)

Distributions(b)
From net investment income	(0.29)		(0.31)	(0.28)	(0.14)	(0.16)	(0.19)
From net realized gain	(1.17)		(0.47)	—	(0.21)	(0.62)	(0.54)

Total distributions	(1.46)		(0.78)	(0.28)	(0.35)	(0.78)	(0.73)

Net asset value, end of period	$9.02		$11.45	$11.21	$11.60	$9.93	$10.53

Total Return(c)
Based on net asset value	(10.39	)%(d)	10.27%	(1.09)%	20.91%	1.92%	(0.54)%

Ratios to Average Net Assets
Total expenses(e)	1.75	%(f)	1.54%	1.62%	1.87%	1.76%	1.58%

Total expenses after fees waived and/or reimbursed(e)	0.10	%(f)	0.10%	0.10%	0.09%	0.17%	0.17%

Net investment income(e)	2.74	%(f)	3.11%	2.53%	2.22%	1.01%	1.36%

Supplemental Data
Net assets, end of period (000)	$262		$214	$439	$73	$206	$172

Portfolio turnover rate	45%		121%	62%	122%	36%	77%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.19%		0.23%	0.23%	0.26%	0.71%	0.66%

(f) Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund (continued)

	Investor A
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.30		$11.07	$11.45	$9.80	$10.40	$11.18

Net investment income(a)	0.13		0.32	0.25	0.21	0.07	0.11
Net realized and unrealized gain (loss)	(1.10)		0.67	(0.39)	1.77	0.08	(0.19)

Net increase (decrease) from investment operations	(0.97)		0.99	(0.14)	1.98	0.15	(0.08)

Distributions(b)
From net investment income	(0.27)		(0.29)	(0.24)	(0.12)	(0.13)	(0.16)
From net realized gain	(1.17)		(0.47)	—	(0.21)	(0.62)	(0.54)

Total distributions	(1.44)		(0.76)	(0.24)	(0.33)	(0.75)	(0.70)

Net asset value, end of period	$8.89		$11.30	$11.07	$11.45	$9.80	$10.40

Total Return(c)
Based on net asset value	(10.51	)%(d)	9.99%	(1.28)%	20.67%	1.63%	(0.79)%

Ratios to Average Net Assets
Total expenses(e)	1.97	%(f)	1.81%	1.81%	2.22%	2.15%	1.98%

Total expenses after fees waived and/or reimbursed(e)	0.35	%(f)	0.35%	0.32%	0.34%	0.42%	0.42%

Net investment income(e)	2.66	%(f)	2.93%	2.16%	2.02%	0.78%	1.07%

Supplemental Data
Net assets, end of period (000)	$5,198		$5,664	$8,608	$7,834	$6,110	$6,215

Portfolio turnover rate	45%		121%	62%	122%	36%	77%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.19%		0.23%	0.23%	0.26%	0.71%	0.66%

(f) Annualized.

See notes to financial statements.

84	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund (continued)

	Class K
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019		2018	2017		2016	2015

Net asset value, beginning of period	$11.48		$11.25		$11.63	$9.94		$10.54	$11.32

Net investment income(a)	0.16		0.33		0.29	0.26		0.11	0.16
Net realized and unrealized gain (loss)	(1.12)		0.69		(0.39)	1.79		0.08	(0.20)

Net increase (decrease) from investment operations	(0.96)		1.02		(0.10)	2.05		0.19	(0.04)

Distributions(b)
From net investment income	(0.31)		(0.32)		(0.28)	(0.15)		(0.17)	(0.20)
From net realized gain	(1.17)		(0.47)		—	(0.21)		(0.62)	(0.54)

Total distributions	(1.48)		(0.79)		(0.28)	(0.36)		(0.79)	(0.74)

Net asset value, end of period	$9.04		$11.48		$11.25	$11.63		$9.94	$10.54

Total Return(c)
Based on net asset value	(10.29	)%(d)	10.24%		(0.97)%	21.21%		2.02%	(0.44)%

Ratios to Average Net Assets
Total expenses(e)	1.65	%(f)	1.56%		1.60%	1.58%		1.59%	1.40%

Total expenses after fees waived and/or reimbursed(e)	0.00	%(f)(g)	0.00	%(g)	0.02%	0.00	%(g)	0.07%	0.07%

Net investment income(e)	3.03	%(f)	3.01%		2.42%	2.47%		1.08%	1.44%

Supplemental Data
Net assets, end of period (000)	$974		$1,198		$855	$437		$996	$669

Portfolio turnover rate	45%		121%		62%	122%		36%	77%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019		2018	2017		2016	2015
Investments in underlying funds	0.19%		0.23%		0.23%	0.26%		0.71%	0.66%

(f) Annualized. (g) Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund (continued)

	Class R
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.21		$11.01	$11.39	$9.74	$10.35	$11.14

Net investment income(a)	0.12		0.26	0.28	0.19	0.05	0.09
Net realized and unrealized gain (loss)	(1.10)		0.69	(0.44)	1.76	0.07	(0.19)

Net increase (decrease) from investment operations	(0.98)		0.95	(0.16)	1.95	0.12	(0.10)

Distributions(b)
From net investment income	(0.24)		(0.28)	(0.22)	(0.09)	(0.11)	(0.15)
From net realized gain	(1.17)		(0.47)	—	(0.21)	(0.62)	(0.54)

Total distributions	(1.41)		(0.75)	(0.22)	(0.30)	(0.73)	(0.69)

Net asset value, end of period	$8.82		$11.21	$11.01	$11.39	$9.74	$10.35

Total Return(c)
Based on net asset value	(10.59	)%(d)	9.70%	(1.50)%	20.46%	1.33%	(0.98)%

Ratios to Average Net Assets
Total expenses(e)	2.32	%(f)	2.27%	2.05%	2.34%	2.26%	2.11%

Total expenses after fees waived and/or reimbursed(e)	0.59	%(f)	0.57%	0.54%	0.57%	0.65%	0.66%

Net investment income(e)	2.37	%(f)	2.42%	2.40%	1.77%	0.55%	0.86%

Supplemental Data
Net assets, end of period (000)	$5,092		$5,584	$4,610	$6,143	$5,074	$5,743

Portfolio turnover rate	45%		121%	62%	122%	36%	77%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.19%		0.23%	0.23%	0.26%	0.71%	0.66%

(f) Annualized.

See notes to financial statements.

86	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund

	Institutional
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.16		$11.75	$12.13	$10.35	$11.09	$12.11

Net investment income(a)	0.16		0.39	0.32	0.25	0.11	0.15
Net realized and unrealized gain (loss)	(1.27)		0.64	(0.39)	1.84	0.09	(0.18)

Net increase (decrease) from investment operations	(1.11)		1.03	(0.07)	2.09	0.20	(0.03)

Distributions(b)
From net investment income	(0.27)		(0.27)	(0.31)	(0.13)	(0.14)	(0.18)
From net realized gain	(0.77)		(0.35)	—	(0.18)	(0.80)	(0.81)

Total distributions	(1.04)		(0.62)	(0.31)	(0.31)	(0.94)	(0.99)

Net asset value, end of period	$10.01		$12.16	$11.75	$12.13	$10.35	$11.09

Total Return(c)
Based on net asset value	(10.41	)%(d)	9.66%	(0.71)%	20.70%	2.05%	(0.31)%

Ratios to Average Net Assets
Total expenses(e)	2.70	%(f)	2.32%	4.62%	4.65%	5.36%	5.57%

Total expenses after fees waived and/or reimbursed(e)	0.10	%(f)	0.10%	0.08%	0.10%	0.17%	0.18%

Net investment income(e)	2.91	%(f)	3.31%	2.58%	2.26%	1.08%	1.31%

Supplemental Data
Net assets, end of period (000)	$56		$59	$275	$31	$26	$28

Portfolio turnover rate	41%		124%	60%	97%	38%	68%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.19%		0.23%	0.23%	0.25%	0.67%	0.64%

(f) Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund (continued)

	Investor A
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.11		$11.69	$12.06	$10.29	$11.04	$12.06

Net investment income(a)	0.15		0.33	0.25	0.23	0.08	0.11
Net realized and unrealized gain (loss)	(1.27)		0.68	(0.37)	1.83	0.08	(0.16)

Net increase (decrease) from investment operations	(1.12)		1.01	(0.12)	2.06	0.16	(0.05)

Distributions(b)
From net investment income	(0.29)		(0.24)	(0.25)	(0.11)	(0.11)	(0.16)
From net realized gain	(0.77)		(0.35)	—	(0.18)	(0.80)	(0.81)

Total distributions	(1.06)		(0.59)	(0.25)	(0.29)	(0.91)	(0.97)

Net asset value, end of period	$9.93		$12.11	$11.69	$12.06	$10.29	$11.04

Total Return(c)
Based on net asset value	(10.56	)%(d)	9.48%	(1.05)%	20.51%	1.72%	(0.49)%

Ratios to Average Net Assets
Total expenses(e)	2.84	%(f)	2.85%	5.05%	4.93%	5.63%	6.07%

Total expenses after fees waived and/or reimbursed(e)	0.35	%(f)	0.35%	0.35%	0.35%	0.42%	0.42%

Net investment income(e)	2.64	%(f)	2.83%	2.07%	2.07%	0.75%	0.95%

Supplemental Data
Net assets, end of period (000)	$516		$516	$479	$619	$525	$269

Portfolio turnover rate	41%		124%	60%	97%	38%	68%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.19%		0.23%	0.23%	0.25%	0.67%	0.64%

(f) Annualized.

See notes to financial statements.

88	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund (continued)

	Class K
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019		2018		2017		2016	2015

Net asset value, beginning of period	$12.19		$11.77		$12.15		$10.36		$11.10	$12.12

Net investment income(a)	0.17		0.37		0.31		0.26		0.12	0.16
Net realized and unrealized gain (loss)	(1.28)		0.68		(0.38)		1.85		0.09	(0.17)

Net increase (decrease) from investment operations	(1.11)		1.05		(0.07)		2.11		0.21	(0.01)

Distributions(b)
From net investment income	(0.33)		(0.28)		(0.31)		(0.14)		(0.15)	(0.20)
From net realized gain	(0.77)		(0.35)		—		(0.18)		(0.80)	(0.81)

Total distributions	(1.10)		(0.63)		(0.31)		(0.32)		(0.95)	(1.01)

Net asset value, end of period	$9.98		$12.19		$11.77		$12.15		$10.36	$11.10

Total Return(c)
Based on net asset value	(10.44	)%(d)	9.83%		(0.69)%		20.90%		2.17%	(0.20)%

Ratios to Average Net Assets
Total expenses(e)	2.30	%(f)	2.33%		4.58%		4.48%		4.95%	5.40%

Total expenses after fees waived and/or reimbursed(e)	0.00	%(f)(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.06%	0.07%

Net investment income(e)	3.06	%(f)	3.13%		2.53%		2.35%		1.17%	1.41%

Supplemental Data
Net assets, end of period (000)	$2,967		$3,319		$2,926		$2,817		$2,289	$2,243

Portfolio turnover rate	41%		124%		60%		97%		38%	68%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019		2018		2017		2016	2015
Investments in underlying funds	0.19%		0.23%		0.23%		0.25%		0.67%	0.64%

(f) Annualized. (g) Amount is less than 0.005%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund (continued)

	Class R
	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.94		$11.59	$11.98	$10.23	$11.00	$12.05

Net investment income(a)	0.13		0.28	0.34	0.20	0.05	0.06
Net realized and unrealized gain (loss)	(1.25)		0.68	(0.48)	1.83	0.10	(0.14)

Net increase (decrease) from investment operations	(1.12)		0.96	(0.14)	2.03	0.15	(0.08)

Distributions(b)
From net investment income	(0.27)		(0.26)	(0.25)	(0.10)	(0.12)	(0.16)
From net realized gain	(0.77)		(0.35)	—	(0.18)	(0.80)	(0.81)

Total distributions	(1.04)		(0.61)	(0.25)	(0.28)	(0.92)	(0.97)

Net asset value, end of period	$9.78		$11.94	$11.59	$11.98	$10.23	$11.00

Total Return(c)
Based on net asset value	(10.70	)%(d)	9.18%	(1.24)%	20.21%	1.56%	(0.76)%

Ratios to Average Net Assets
Total expenses(e)	3.07	%(f)	3.21%	4.60%	5.19%	5.62%	5.94%

Total expenses after fees waived and/or reimbursed(e)	0.59	%(f)	0.58%	0.55%	0.58%	0.66%	0.66%

Net investment income(e)	2.41	%(f)	2.45%	2.85%	1.76%	0.50%	0.56%

Supplemental Data
Net assets, end of period (000)	$4,657		$4,917	$3,383	$1,546	$922	$441

Portfolio turnover rate	41%		124%	60%	97%	38%	68%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Investments in underlying funds	0.19%		0.23%	0.23%	0.25%	0.67%	0.64%

(f) Annualized.

See notes to financial statements.

90	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund

	Institutional
	Six Months Ended 04/30/20		Year Ended October 31,			Period from 05/31/17 to 10/31/17	(a)
	(unaudited)		2019		2018

Net asset value, beginning of period	$10.84		$10.28		$10.72	$10.00

Net investment income(b)	0.16		0.33		0.29	0.13
Net realized and unrealized gain (loss)	(1.24)		0.60		(0.47)	0.59

Net increase (decrease) from investment operations	(1.08)		0.93		(0.18)	0.72

Distributions(c)
From net investment income	(0.26)		(0.33)		(0.26)	—
From net realized gain	(0.36)		(0.04)		—	—

Total distributions	(0.62)		(0.37)		(0.26)	—

Net asset value, end of period	$9.14		$10.84		$10.28	$10.72

Total Return(d)
Based on net asset value	(10.83	)%(e)	9.68%		(1.78)%	7.20	%(e)

Ratios to Average Net Assets
Total expenses(f)	9.84	%(g)	13.86	%(h)	20.50%	29.68	%(g)(i)

Total expenses after fees waived and/or reimbursed(f)	0.10	%(g)	0.11%		0.10%	0.02	%(g)

Net investment income(f)	3.10	%(g)	3.22%		2.64%	3.05	%(g)

Supplemental Data
Net assets, end of period (000)	$32		$22		$21	$22

Portfolio turnover rate	41%		126%		36%	9%

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,			Period from 05/31/17 to 10/31/17	(a)
	(unaudited)		2019		2018
Investments in underlying funds	0.19%		0.24%		0.25%	0.25%

(g) Annualized.

(h) Includes non-recurring expenses of board realignment and consolidation costs. Without these costs, total expenses would have been 13.84%.

(i)  Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.49%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund (continued)

	Investor A
	Six Months Ended 04/30/20		Year Ended October 31,			Period from 05/31/17 to 10/31/17	(a)
	(unaudited)		2019		2018

Net asset value, beginning of period	$10.82		$10.26		$10.71	$10.00

Net investment income(b)	0.13		0.26		0.25	0.12
Net realized and unrealized gain (loss)	(1.23)		0.65		(0.45)	0.59

Net increase (decrease) from investment operations	(1.10)		0.91		(0.20)	0.71

Distributions(c)
From net investment income	(0.23)		(0.31)		(0.25)	—
From net realized gain	(0.36)		(0.04)		—	—

Total distributions	(0.59)		(0.35)		(0.25)	—

Net asset value, end of period	$9.13		$10.82		$10.26	$10.71

Total Return(d)
Based on net asset value	(10.97	)%(e)	9.42%		(2.01)%	7.10	%(e)

Ratios to Average Net Assets
Total expenses(f)	10.34	%(g)	13.89	%(h)	20.38%	29.88	%(g)(i)

Total expenses after fees waived and/or reimbursed(f)	0.36	%(g)	0.35%		0.35%	0.28	%(g)

Net investment income(f)	2.63	%(g)	2.48%		2.31%	2.78	%(g)

Supplemental Data
Net assets, end of period (000)	$92		$87		$28	$22

Portfolio turnover rate	41%		126%		36%	9%

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,			Period from 05/31/17 to 10/31/17	(a)
	(unaudited)		2019		2018
Investments in underlying funds	0.19%		0.24%		0.25%	0.25%

(g) Annualized.

(h) Includes non-recurring expenses of board realignment and consolidation costs. Without these costs, total expenses would have been 13.87%.

(i)  Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.66%.

See notes to financial statements.

92	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund (continued)

	Class K
	Six Months Ended 04/30/20		Year Ended October 31,			Period from 05/31/17 to 10/31/17	(a)
	(unaudited)		2019		2018

Net asset value, beginning of period	$10.85		$10.29		$10.72	$10.00

Net investment income(b)	0.16		0.34		0.30	0.13
Net realized and unrealized gain (loss)	(1.23)		0.60		(0.46)	0.59

Net increase (decrease) from investment operations	(1.07)		0.94		(0.16)	0.72

Distributions(c)
From net investment income	(0.27)		(0.34)		(0.27)	—
From net realized gain	(0.36)		(0.04)		—	—

Total distributions	(0.63)		(0.38)		(0.27)	—

Net asset value, end of period	$9.15		$10.85		$10.29	$10.72

Total Return(d)
Based on net asset value	(10.77	)%(e)	9.79%		(1.66)%	7.20	%(e)

Ratios to Average Net Assets
Total expenses(f)	9.72	%(g)	13.65	%(h)	20.08%	29.00	%(g)(i)

Total expenses after fees waived and/or reimbursed(f)	0.01	%(g)	0.00	%(j)	0.01%	0.00	%(g)(j)

Net investment income(f)	3.13	%(g)	3.32%		2.74%	3.05	%(g)

Supplemental Data
Net assets, end of period (000)	$900		$1,023		$967	$1,008

Portfolio turnover rate	41%		126%		36%	9%

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,			Period from 05/31/17 to 10/31/17	(a)
	(unaudited)		2019		2018
Investments in underlying funds	0.19%		0.24%		0.25%	0.25%

(g) Annualized.

(h) Includes non-recurring expenses of board realignment and consolidation costs. Without these costs, total expenses would have been 13.62%.

(i)  Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.34%.

(j)  Amount is less than 0.005%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund (continued)

	Class R
	Six Months Ended 04/30/20		Year Ended October 31,			Period from 05/31/17 to 10/31/17	(a)
	(unaudited)		2019		2018

Net asset value, beginning of period	$10.75		$10.23		$10.69	$10.00

Net investment income(b)	0.11		0.21		0.23	0.11
Net realized and unrealized gain (loss)	(1.21)		0.67		(0.46)	0.58

Net increase (decrease) from investment operations	(1.10)		0.88		(0.23)	0.69

Distributions(c)
From net investment income	(0.23)		(0.32)		(0.23)	—
From net realized gain	(0.36)		(0.04)		—	—

Total distributions	(0.59)		(0.36)		(0.23)	—

Net asset value, end of period	$9.06		$10.75		$10.23	$10.69

Total Return(d)
Based on net asset value	(11.06	)%(e)	9.25%		(2.25)%	6.90	%(e)

Ratios to Average Net Assets
Total expenses(f)	11.07	%(g)	16.99	%(h)	20.47%	30.14	%(g)(i)

Total expenses after fees waived and/or reimbursed(f)	0.60	%(g)	0.59%		0.60%	0.53	%(g)

Net investment income(f)	2.30	%(g)	2.03%		2.12%	2.52	%(g)

Supplemental Data
Net assets, end of period (000)	$1,006		$634		$37	$21

Portfolio turnover rate	41%		126%		36%	9%

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 04/30/20		Year Ended October 31,			Period from 05/31/17 to 10/31/17	(a)
	(unaudited)		2019		2018
Investments in underlying funds	0.19%		0.24%		0.25%	0.25%

(g) Annualized.

(h) Includes non-recurring expenses of board realignment and consolidation costs. Without these costs, total expenses would have been 16.97%.

(i)  Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.91%.

See notes to financial statements.

94	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2065 Fund
	Institutional
	Period from 11/01/19 to 04/30/20 (unaudited	(a) )

Net asset value, beginning of period	$10.00

Net investment income(b)	0.14
Net realized and unrealized loss		(1.27)

Net decrease from investment operations		(1.13)

Distributions from net investment income(c)		(0.12)

Net asset value, end of period	$8.75

Total Return(d)
Based on net asset value	(11.52	)%(e)

Ratios to Average Net Assets
Total expenses(f)	13.42	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	0.04	%(g)

Net investment income(f)	2.90	%(g)

Supplemental Data
Net assets, end of period (000)	$87

Portfolio turnover rate		40%

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Period from 11/01/19 to 04/30/20 (unaudited	(a) )
Investments in underlying funds		0.19%

(g)	Annualized.
(h)	Offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 19.32%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2065 Fund
	Investor A
	Period from 11/01/19 to 04/30/20 (unaudited	(a) )

Net asset value, beginning of period	$10.00

Net investment income(b)	0.13
Net realized and unrealized loss		(1.28)

Net decrease from investment operations		(1.15)

Distributions from net investment income(c)		(0.11)

Net asset value, end of period	$8.74

Total Return(d)
Based on net asset value	(11.65	)%(e)

Ratios to Average Net Assets
Total expenses(f)	13.68	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	0.29	%(g)

Net investment income(f)	2.64	%(g)

Supplemental Data
Net assets, end of period (000)	$91

Portfolio turnover rate		40%

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Period from 11/01/19 to 04/30/20 (unaudited	(a) )
Investments in underlying funds		0.19%

(g)	Annualized.
(h)	Offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 19.55%.

See notes to financial statements.

96	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2065 Fund
	Class K
	Period from 11/01/19 to 04/30/20 (unaudited	(a) )

Net asset value, beginning of period	$10.00

Net investment income(b)	0.14
Net realized and unrealized loss		(1.27)

Net decrease from investment operations		(1.13)

Distributions from net investment income(c)		(0.12)

Net asset value, end of period	$8.75

Total Return(d)
Based on net asset value	(11.51	)%(e)

Ratios to Average Net Assets
Total expenses(f)	13.40	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	0.00	%(g)

Net investment income(f)	2.94	%(g)

Supplemental Data
Net assets, end of period (000)	$1,487

Portfolio turnover rate		40%

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Period from 11/01/19 to 04/30/20 (unaudited	(a) )
Investments in underlying funds		0.19%

(g)	Annualized.
(h)	Offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 19.30%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2065 Fund
	Class R
	Period from 11/01/19 to 04/30/20 (unaudited	(a) )

Net asset value, beginning of period	$10.00

Net investment income(b)	0.11
Net realized and unrealized loss		(1.27)

Net decrease from investment operations		(1.16)

Distributions from net investment income(c)		(0.11)

Net asset value, end of period	$8.73

Total Return(d)
Based on net asset value	(11.79	)%(e)

Ratios to Average Net Assets
Total expenses(f)	13.92	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	0.54	%(g)

Net investment income(f)	2.40	%(g)

Supplemental Data
Net assets, end of period (000)	$87

Portfolio turnover rate		40%

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Period from 11/01/19 to 04/30/20 (unaudited	(a) )
Investments in underlying funds		0.19%

(g)	Annualized.
(h)	Offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 19.83%.

See notes to financial statements.

98	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Smart Beta Retirement Fund	LifePath Smart Beta Retirement	Diversified
BlackRock LifePath® Smart Beta 2025 Fund	LifePath Smart Beta 2025	Diversified
BlackRock LifePath® Smart Beta 2030 Fund	LifePath Smart Beta 2030	Diversified
BlackRock LifePath® Smart Beta 2035 Fund	LifePath Smart Beta 2035	Diversified
BlackRock LifePath® Smart Beta 2040 Fund	LifePath Smart Beta 2040	Diversified
BlackRock LifePath® Smart Beta 2045 Fund	LifePath Smart Beta 2045	Diversified
BlackRock LifePath® Smart Beta 2050 Fund	LifePath Smart Beta 2050	Diversified
BlackRock LifePath® Smart Beta 2055 Fund	LifePath Smart Beta 2055	Diversified
BlackRock LifePath® Smart Beta 2060 Fund	LifePath Smart Beta 2060	Diversified
BlackRock LifePath® Smart Beta 2065 Fund	LifePath Smart Beta 2065	Diversified

In pursuit of its investment objective, each Fund, which is a fund of funds, allocates and reallocates its assets among the Underlying Funds and the Master Portfolios, which are a combination of equity, fixed-income and money market funds that generally follow factor-based investment strategies, in proportions based on such Fund’s comprehensive investment strategy. Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify each Fund. The equity allocation may be further diversified by style factors (including both value and growth funds), market capitalization (including large cap, mid cap, small cap and emerging growth funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. Each Fund may also seek asset allocation to equity and fixed income by investing in multi-asset funds that invest in a mix of equity and fixed income instruments. In addition, each Fund may invest in derivatives.

As of period end, the financial statements of each Underlying Fund, including the Schedule of Investments, can be read in conjunction with each Fund’s financial statements. Each Underlying Fund’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A Shares are generally available through financial intermediaries. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Reorganization: The Board of Trustees of the Trust (the “Board”) approved the reorganization of BlackRock LifePath® Smart Beta 2020 Fund (the “Target Fund”) into LifePath Smart Beta Retirement. As a result, LifePath Smart Beta Retirement acquired substantially all of the assets and assumed certain of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of LifePath Smart Beta Retirement.

Each shareholder of the Target Fund received shares of LifePath Smart Beta Retirement in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on November 15, 2019, less the costs of the Target Fund’s reorganization.

The reorganization was accomplished by a tax-free exchange of shares of LifePath Smart Beta Retirement in the following amounts and at the following conversion ratios:

Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	LifePath Smart Beta Retirement’s Share Class	Shares of LifePath Smart Beta Retirement
Institutional	10,454	0.93489745	Institutional	9,773
Investor A	802,922	0.92266219	Investor A	740,826
Class K	155,920	0.92008067	Class K	143,459
Class R	552,408	0.91526316	Class R	505,599

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements  (unaudited) (continued)

The Target Fund’s net assets and composition of net assets on November 15, 2019, the valuation date of the reorganization were as follows:

Amounts
Net assets	$14,929,253

Paid-in capital	14,025,572
Accumulated earnings	903,681

For financial reporting purposes, assets received and shares issued by LifePath Smart Beta Retirement were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of LifePath Smart Beta Retirement’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of LifePath Smart Beta Retirement before the reorganization were $9,732,334. The aggregate net assets of LifePath Smart Beta Retirement immediately after the reorganization amounted to $24,661,587. The Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
BlackRock LifePath® Smart Beta 2020 Fund	$14,983,596	$13,964,970

The purpose of these transactions was to combine two funds managed by the Manager with substantially similar investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on November 18, 2019.

Assuming the reorganization had been completed on November 1, 2019, the beginning of the fiscal reporting period of LifePath Smart Beta Retirement, the pro forma results of operations for the period ended April 30, 2020, are as follows:

•	Net investment income: $ 252,843

•	Net realized and change in unrealized loss on investments: $ (1,162,287)

•	Net decrease in net assets resulting from operations: $ (909,444)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in LifePath Smart Beta Retirement’s Statements of Operations since November 18, 2019.

Reorganization costs incurred by LifePath Smart Beta Retirement in connection with the reorganization were expensed by LifePath Smart Beta Retirement. The Manager reimbursed LifePath Smart Beta Retirement $18,250, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record daily their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of LifePath Smart Beta 2065 were expensed by LifePath Smart Beta 2065 and reimbursed by the Manager. The Manager reimbursed LifePath Smart Beta 2065 $30,000, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

100	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

ETFs traded on a recognized securities exchange are valued at the official closing price each day, if available. For ETFs traded on more than one exchange, the official closing price on the exchange where the ETF is primarily traded is used. ETFs traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	The Funds record their proportionate investment in the Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolios.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

As of April 30, 2020, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements  (unaudited) (continued)

of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amounts
LifePath Smart Beta Retirement
Jefferies LLC	$307,460	$(307,460)	$—

LifePath Smart Beta 2025
Credit Suisse Securities (USA) LLC	$521,916	$(521,916)	$—
J.P. Morgan Securities LLC	84,917	(84,917)	—

	$606,833	$(606,833)	$—

LifePath Smart Beta 2030
J.P. Morgan Securities LLC	$3,507	$(3,507)	$—
Morgan Stanley & Co. LLC	349,900	(349,900)	—

	$353,407	$(353,407)	$—

LifePath Smart Beta 2035
J.P. Morgan Securities LLC	$60,655	$(60,655)	$—

LifePath Smart Beta 2040
BofA Securities, Inc.	$236,183	$(236,183)	$—
Jefferies LLC	224,678	(224,678)	—
Morgan Stanley & Co. LLC	108,354	(108,354)	—

	$569,215	$(569,215)	$—

LifePath Smart Beta 2050
Jefferies LLC	$6,899	$(6,899)	$—

LifePath Smart Beta 2055
J.P. Morgan Securities LLC	$6,998	$(6,998)	$—
Jefferies LLC	299,729	(299,729)	—
Morgan Stanley & Co. LLC	34,373	(34,373)	—

	$341,100	$(341,100)	$—

LifePath Smart Beta 2060
BofA Securities, Inc.	$184,257	$(184,257)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

102	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Class R	0.25	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the period ended April 30, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Class R	Total
LifePath Smart Beta Retirement	$ 15,636	$ 17,636	$33,272
LifePath Smart Beta 2025	12,571	18,822	31,393
LifePath Smart Beta 2030	10,310	25,861	36,171
LifePath Smart Beta 2035	5,906	17,425	23,331
LifePath Smart Beta 2040	5,020	21,421	26,441
LifePath Smart Beta 2045	3,573	14,594	18,167
LifePath Smart Beta 2050	6,955	13,434	20,389
LifePath Smart Beta 2055	633	12,051	12,684
LifePath Smart Beta 2060	114	2,027	2,141
LifePath Smart Beta 2065	119	236	355

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the period ended April 30, 2020, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Class R	Total
LifePath Smart Beta Retirement	$ 33	$ 1,244	$191	$701	$2,169
LifePath Smart Beta 2025	11	1,006	322	752	2,091
LifePath Smart Beta 2030	75	825	204	1,034	2,138
LifePath Smart Beta 2035	8	472	251	697	1,428
LifePath Smart Beta 2040	22	402	233	856	1,513
LifePath Smart Beta 2045	11	286	192	584	1,073
LifePath Smart Beta 2050	25	557	115	537	1,234
LifePath Smart Beta 2055	5	51	317	482	855
LifePath Smart Beta 2060	3	9	97	81	190
LifePath Smart Beta 2065	10	10	159	9	188

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements  (unaudited) (continued)

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the period ended April 30, 2020, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the period ended April 30, 2020, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Class K	Class R	Total
LifePath Smart Beta Retirement	$32	$207	$16	$134	$389
LifePath Smart Beta 2025	11	224	14	212	461
LifePath Smart Beta 2030	19	214	5	251	489
LifePath Smart Beta 2035	22	237	19	256	534
LifePath Smart Beta 2040	21	231	19	251	522
LifePath Smart Beta 2045	11	268	17	266	562
LifePath Smart Beta 2050	23	204	7	243	477
LifePath Smart Beta 2055	15	133	18	299	465
LifePath Smart Beta 2060	6	37	7	149	199
LifePath Smart Beta 2065	—	—	—	—	—

For the period ended April 30, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Class R	Total
LifePath Smart Beta Retirement	$296	$4,546	$395	$11,893	$17,130
LifePath Smart Beta 2025	140	3,166	240	5,876	9,422
LifePath Smart Beta 2030	303	2,780	258	7,662	11,003
LifePath Smart Beta 2035	192	2,449	351	6,683	9,675
LifePath Smart Beta 2040	193	2,190	369	7,175	9,927
LifePath Smart Beta 2045	176	2,471	403	6,720	9,770
LifePath Smart Beta 2050	193	3,415	323	6,002	9,933
LifePath Smart Beta 2055	123	777	375	7,197	8,472
LifePath Smart Beta 2060	27	188	44	3,703	3,962
LifePath Smart Beta 2065	10	10	10	9	39

Other Fees: For the period ended April 30, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
LifePath Smart Beta Retirement	$339
LifePath Smart Beta 2025	578
LifePath Smart Beta 2030	369
LifePath Smart Beta 2035	572
LifePath Smart Beta 2040	96
LifePath Smart Beta 2045	98
LifePath Smart Beta 2050	445
LifePath Smart Beta 2055	34
LifePath Smart Beta 2060	19
LifePath Smart Beta 2065	11

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“perpetual expense limitation”). The perpetual expense limitations as a percentage of average daily net assets are as follows: 1.10% for Institutional Shares; 1.35% for Investor A Shares; 1.00% for Class K Shares and 1.59% for Class R Shares. The Manager has agreed not to reduce or discontinue these contractual perpetual expense limitations through February 28, 2030, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund.

In addition, with respect to each Fund, the Manager has contractually agreed to implement additional expense limitations in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“fixed-term expense limitation”). The fixed-term expense limitations as a percentage of average daily net assets are as follows: 0.10% for Institutional Shares; 0.35% for Investor A Shares; 0.00% for Class K Shares and 0.59% for Class R Shares. The Manager has agreed not to reduce or discontinue these contractual fixed-term expense limitations through February 28, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The contractual expense limitations exclude expenses allocated from the Underlying Funds and Master Portfolios in

104	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

which the Funds invest. For the period ended April 30, 2020, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

Fund Name	Amounts Waived
LifePath Smart Beta Retirement	$118,084
LifePath Smart Beta 2025	97,666
LifePath Smart Beta 2030	97,757
LifePath Smart Beta 2035	96,028
LifePath Smart Beta 2040	96,158
LifePath Smart Beta 2045	97,481
LifePath Smart Beta 2050	97,297
LifePath Smart Beta 2055	95,981
LifePath Smart Beta 2060	91,771
LifePath Smart Beta 2065	150,823

These amounts waived and/or reimbursed are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the period ended April 30, 2020, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived
Fund Name	Institutional	Investor A	Class K	Class R	Total
LifePath Smart Beta Retirement	$32	$510	$191	$676	$1,409
LifePath Smart Beta 2025	11	—	322	752	1,085
LifePath Smart Beta 2030	25	2	204	1,034	1,265
LifePath Smart Beta 2035	7	458	251	697	1,413
LifePath Smart Beta 2040	22	384	233	856	1,495
LifePath Smart Beta 2045	11	286	192	584	1,073
LifePath Smart Beta 2050	25	557	115	537	1,234
LifePath Smart Beta 2055	5	51	317	482	855
LifePath Smart Beta 2060	3	9	97	81	190
LifePath Smart Beta 2065	—	—	159	—	159

	Transfer Agent Fees Waived and/or Reimbursed
Fund Name	Institutional	Investor A	Class K	Class R	Total
LifePath Smart Beta Retirement	$133	$320	$394	$8,834	$9,681
LifePath Smart Beta 2025	85	—	240	2,516	2,841
LifePath Smart Beta 2030	—	—	258	3,038	3,296
LifePath Smart Beta 2035	154	110	351	3,562	4,177
LifePath Smart Beta 2040	84	199	369	3,339	3,991
LifePath Smart Beta 2045	121	1,042	403	4,108	5,674
LifePath Smart Beta 2050	66	634	323	3,600	4,623
LifePath Smart Beta 2055	94	526	375	5,033	6,028
LifePath Smart Beta 2060	12	142	44	3,344	3,542
LifePath Smart Beta 2065	—	—	9	—	9

With respect to the contractual expense limitations, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to any voluntary waivers that may be in effect from time to time. Effective December 1, 2019 for LifePath Smart Beta Retirement, LifePath Smart Beta 2025, LifePath Smart Beta 2030, LifePath Smart Beta 2035, LifePath Smart Beta 2040, LifePath Smart Beta 2045 and LifePath Smart Beta 2050 and February 29, 2020 for LifePath Smart Beta 2055, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses was terminated, except with respect to LifePath Smart Beta 2060 and LifePath Smart Beta 2065, with respect to which such arrangement will terminate on May 31, 2024 and November 4, 2026, respectively.

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements  (unaudited) (continued)

As of April 30, 2020, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring
Fund Name/Fund Level/Share Class	October 31, 2020	October 31, 2021	October 31, 2022
LifePath Smart Beta 2060
Fund Level	$217,912	$184,102	$91,771
Institutional	71	30	15
Investor A	149	260	152
Class K	323	289	141
Class R	113	10,061	3,425
LifePath Smart Beta 2065
Fund Level	—	—	150,823
Class K	—	—	168

The fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, were as follows:

	Expired
Fund Name/Fund Level/Share Class	December 1, 2019	February 29, 2020
LifePath Smart Beta Retirement
Fund Level	$413,650	$—
Institutional	214	—
Class K	1,351	—
Class R	9,417	—
LifePath Smart Beta 2025
Fund Level	421,594	—
Institutional	78	—
Class K	2,130	—
Class R	10,754	—
LifePath Smart Beta 2030
Fund Level	414,707	—
Institutional	42	—
Investor A	3	—
Class K	1,932	—
Class R	12,434	—
LifePath Smart Beta 2035
Fund Level	408,686	—
Institutional	240	—
Investor A	273	—
Class K	2,648	—
Class R	12,714	—
LifePath Smart Beta 2040
Fund Level	404,676	—
Institutional	270	—
Investor A	201	—
Class K	2,499	—
Class R	12,669	—
LifePath Smart Beta 2045
Fund Level	405,324	—
Institutional	274	—
Investor A	1,868	—
Class K	2,516	—
Class R	13,732	—
LifePath Smart Beta 2050
Fund Level	408,226	—
Institutional	204	—
Investor A	814	—
Class K	1,796	—
Class R	12,617	—
LifePath Smart Beta 2055
Fund Level	—	438,334
Institutional	—	247
Investor A	—	2,286
Class K	—	3,195
Class R	—	18,645

106	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Securities Lending: The SEC has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the period ended April 30, 2020, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
LifePath Smart Beta Retirement	$2,718
LifePath Smart Beta 2025	1,253
LifePath Smart Beta 2030	2,132
LifePath Smart Beta 2035	1,366
LifePath Smart Beta 2040	1,338
LifePath Smart Beta 2045	954
LifePath Smart Beta 2050	688
LifePath Smart Beta 2055	424
LifePath Smart Beta 2060	54
LifePath Smart Beta 2065	—

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. In addition, LifePath Smart Beta 2055, LifePath Smart Beta 2060 and LifePath Smart Beta 2065 are currently permitted to lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended April 30, 2020, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended April 30, 2020, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Loss
LifePath Smart Beta Retirement	$—	$30,735	$(4,687)
LifePath Smart Beta 2045	30,739	—	—

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements  (unaudited) (continued)

6.	PURCHASES AND SALES

For the period ended April 30, 2020, purchases and sales of investments in the Underlying Funds and Master Portfolios, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
LifePath Smart Beta Retirement	$5,717,631	$8,175,993
LifePath Smart Beta 2025	5,801,466	6,593,734
LifePath Smart Beta 2030	8,823,869	8,307,547
LifePath Smart Beta 2035	5,318,237	6,255,129
LifePath Smart Beta 2040	6,378,840	6,796,639
LifePath Smart Beta 2045	4,846,013	4,331,891
LifePath Smart Beta 2050	5,585,967	5,824,229
LifePath Smart Beta 2055	3,867,199	3,518,504
LifePath Smart Beta 2060	1,256,716	788,215
LifePath Smart Beta 2065	2,720,620	752,827

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended October 31, 2019 except for LifePath Smart Beta 2060, which remains open for the period ended October 31, 2017 and the two years ended October 31, 2019. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

	LifePath Smart Beta Retirement	LifePath Smart Beta 2025	LifePath Smart Beta 2030	LifePath Smart Beta 2035	LifePath Smart Beta 2040
Tax cost	$20,813,977	$20,367,056	$20,866,058	$13,280,821	$15,038,752

Gross unrealized appreciation	$1,172,437	$979,117	$930,874	$636,167	$502,360
Gross unrealized depreciation	(980,299)	(963,240)	(1,037,106)	(806,386)	(989,839)

Net unrealized appreciation (depreciation)	$192,138	$15,877	$(106,232)	$(170,219)	$(487,479)

	LifePath Smart Beta 2045	LifePath Smart Beta 2050	LifePath Smart Beta 2055	LifePath Smart Beta 2060	LifePath Smart Beta 2065
Tax cost	$11,042,077	$12,350,451	$9,097,619	$2,356,794	$1,889,403

Gross unrealized appreciation	$250,513	$231,030	$165,462	$43,365	$32,388
Gross unrealized depreciation	(849,218)	(980,174)	(707,523)	(159,798)	(205,917)

Net unrealized appreciation (depreciation)	$(598,705)	$(749,144)	$(542,061)	$(116,433)	$(173,529)

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended April 30, 2020, the Funds did not borrow under the credit agreement.

108	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19
Fund Name/Share Class	Shares	Amounts	Shares	Amounts
LifePath Smart Beta Retirement
Institutional
Shares sold	3,592	$38,427	27,832	$288,514
Shares issued in reinvestment of distributions	978	10,368	6,764	63,375
Shares issued in reorganization	9,773	105,262	—	—
Shares redeemed	(18,404)	(178,545)	(231,661)	(2,407,587)

	(4,061)	$(24,488)	(197,065)	$(2,055,698)

Investor A
Shares sold	174,126	$1,835,173	167,678	$1,730,247
Shares issued in reinvestment of distributions	42,955	451,026	55,702	517,473
Shares issued in reorganization	740,826	7,900,842	—	—
Shares redeemed	(385,836)	(3,855,850)	(298,366)	(3,022,715)

	572,071	$6,331,191	(74,986)	$(774,995)

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/20		Year Ended 10/31/19
Fund Name/Share Class	Shares	Amounts	Shares	Amounts
LifePath Smart Beta Retirement (continued)
Class K
Shares sold	20,681	$213,705	29,754	$308,558
Shares issued in reinvestment of distributions	6,293	66,576	6,073	56,781
Shares issued in reorganization	143,459	1,543,559	—	—
Shares redeemed	(14,352)	(147,458)	(31,742)	(315,680)

	156,081	$1,676,382	4,085	$49,659

Class R
Shares sold	77,316	$799,309	78,235	$791,991
Shares issued in reinvestment of distributions	23,687	248,237	26,388	245,147
Shares issued in reorganization	505,599	5,379,590	—	—
Shares redeemed	(132,560)	(1,357,437)	(174,471)	(1,790,271)

	474,042	$5,069,699	(69,848)	$(753,133)

	1,198,133	$13,052,784	(337,814)	$(3,534,167)

LifePath Smart Beta 2025
Institutional
Shares sold	823	$9,105	25,613	$269,836
Shares issued in reinvestment of distributions	553	5,885	18,387	175,965
Shares redeemed	(1,345)	(14,504)	(230,252)	(2,468,204)

	31	$486	(186,252)	$(2,022,403)

Investor A
Shares sold	54,887	$565,168	209,879	$2,205,151
Shares issued in reinvestment of distributions	73,237	765,326	117,503	1,118,631
Shares redeemed	(193,794)	(1,997,166)	(769,034)	(8,006,713)

	(65,670)	$(666,672)	(441,652)	$(4,682,931)

Class K
Shares sold	42,441	$453,860	68,237	$732,133
Shares issued in reinvestment of distributions	24,994	262,691	21,432	205,317
Shares redeemed	(45,300)	(449,250)	(27,194)	(282,131)

	22,135	$267,301	62,475	$655,319

Class R
Shares sold	161,146	$1,641,228	243,729	$2,520,199
Shares issued in reinvestment of distributions	54,912	566,692	65,773	620,240
Shares redeemed	(115,037)	(1,186,553)	(332,731)	(3,408,248)

	101,021	$1,021,367	(23,229)	$(267,809)

	57,517	$622,482	(588,658)	$(6,317,824)

LifePath Smart Beta 2030
Institutional
Shares sold	32,989	$343,759	42,823	$431,553
Shares issued in reinvestment of distributions	5,548	56,205	14,911	136,284
Shares redeemed	(15,819)	(137,128)	(170,890)	(1,754,395)

	22,718	$262,836	(113,156)	$(1,186,558)

Investor A
Shares sold	154,938	$1,585,237	173,963	$1,752,676
Shares issued in reinvestment of distributions	67,381	676,506	83,104	754,574
Shares redeemed	(250,198)	(2,350,725)	(773,756)	(7,789,588)

	(27,879)	$(88,982)	(516,689)	$(5,282,338)

110	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/20		Year Ended 10/31/19
Fund Name/Share Class	Shares	Amounts	Shares	Amounts
LifePath Smart Beta 2030 (continued)
Class K
Shares sold	52,014	$488,712	43,451	$438,221
Shares issued in reinvestment of distributions	15,912	161,190	13,157	120,388
Shares redeemed	(9,598)	(84,507)	(26,098)	(266,000)

	58,328	$565,395	30,510	$292,609

Class R
Shares sold	237,464	$2,304,511	461,525	$4,544,468
Shares issued in reinvestment of distributions	81,795	814,683	84,215	759,618
Shares redeemed	(173,067)	(1,683,556)	(615,466)	(6,142,275)

	146,192	$1,435,638	(69,726)	$(838,189)

	199,359	$2,174,887	(669,061)	$(7,014,476)

LifePath Smart Beta 2035
Institutional
Shares sold	643	$6,615	26,174	$283,022
Shares issued in reinvestment of distributions	411	4,444	13,407	130,182
Shares redeemed	(654)	(5,720)	(174,190)	(1,898,483)

	400	$5,339	(134,609)	$(1,485,279)

Investor A
Shares sold	50,644	$520,191	209,074	$2,242,833
Shares issued in reinvestment of distributions	42,557	448,556	65,316	629,629
Shares redeemed	(70,755)	(730,052)	(653,877)	(6,975,985)

	22,446	$238,695	(379,487)	$(4,103,523)

Class K
Shares sold	19,900	$208,416	94,122	$1,005,568
Shares issued in reinvestment of distributions	25,488	270,682	21,582	209,561
Shares redeemed	(37,102)	(392,602)	(113,257)	(1,214,582)

	8,286	$86,496	2,447	$547

Class R
Shares sold	150,955	$1,450,791	312,711	$3,284,657
Shares issued in reinvestment of distributions	71,561	742,800	69,513	661,066
Shares redeemed	(202,018)	(1,998,199)	(435,521)	(4,580,466)

	20,498	$195,392	(53,297)	$(634,743)

	51,630	$525,922	(564,946)	$(6,222,998)

LifePath Smart Beta 2040
Institutional
Shares sold	15,736	$164,147	15,612	$167,734
Shares issued in reinvestment of distributions	1,972	20,588	3,467	33,181
Shares redeemed	(18,423)	(161,005)	(60,507)	(647,923)

	(715)	$23,730	(41,428)	$(447,008)

Investor A
Shares sold	27,414	$268,612	97,508	$1,022,009
Shares issued in reinvestment of distributions	46,057	475,774	42,280	401,236
Shares redeemed	(89,509)	(925,383)	(507,249)	(5,333,994)

	(16,038)	$(180,997)	(367,461)	$(3,910,749)

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/20		Year Ended 10/31/19
Fund Name/Share Class	Shares	Amounts	Shares	Amounts
LifePath Smart Beta 2040 (continued)
Class K
Shares sold	20,799	$207,050	52,459	$558,443
Shares issued in reinvestment of distributions	25,739	268,462	13,100	125,366
Shares redeemed	(10,890)	(99,227)	(40,843)	(434,705)

	35,648	$376,285	24,716	$249,104

Class R
Shares sold	202,944	$2,033,238	297,649	$3,107,425
Shares issued in reinvestment of distributions	97,152	994,837	47,591	448,787
Shares redeemed	(177,066)	(1,691,805)	(256,899)	(2,710,430)

	123,030	$1,336,270	88,341	$845,782

	141,925	$1,555,288	(295,832)	$(3,262,871)

LifePath Smart Beta 2045
Institutional
Shares sold	441	$4,931	13,661	$160,013
Shares issued in reinvestment of distributions	584	6,674	5,675	59,473
Shares redeemed	(3,620)	(45,686)	(72,766)	(855,932)

	(2,595)	$(34,081)	(53,430)	$(636,446)

Investor A
Shares sold	26,672	$273,885	96,516	$1,111,524
Shares issued in reinvestment of distributions	30,910	345,572	40,515	418,524
Shares redeemed	(36,499)	(394,367)	(412,038)	(4,721,820)

	21,083	$225,090	(275,007)	$(3,191,772)

Class K
Shares sold	30,999	$329,194	45,267	$527,966
Shares issued in reinvestment of distributions	20,391	232,051	11,839	124,309
Shares redeemed	(12,551)	(153,522)	(27,623)	(323,414)

	38,839	$407,723	29,483	$328,861

Class R
Shares sold	145,581	$1,570,094	234,352	$2,656,040
Shares issued in reinvestment of distributions	65,419	719,608	42,073	429,148
Shares redeemed	(92,576)	(1,032,873)	(232,109)	(2,644,010)

	118,424	$1,256,829	44,316	$441,178

	175,751	$1,855,561	(254,638)	$(3,058,179)

LifePath Smart Beta 2050
Institutional
Shares sold	14,301	$149,402	16,559	$182,262
Shares issued in reinvestment of distributions	2,679	28,321	3,064	30,054
Shares redeemed	(6,669)	(68,920)	(40,027)	(436,832)

	10,311	$108,803	(20,404)	$(224,516)

Investor A
Shares sold	87,865	$874,707	191,504	$2,063,279
Shares issued in reinvestment of distributions	69,300	722,795	53,874	523,115
Shares redeemed	(73,989)	(741,942)	(521,358)	(5,619,125)

	83,176	$855,560	(275,980)	$(3,032,731)

112	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/20		Year Ended 10/31/19
Fund Name/Share Class	Shares	Amounts	Shares	Amounts
LifePath Smart Beta 2050 (continued)
Class K
Shares sold	22,761	$231,520	36,356	$399,238
Shares issued in reinvestment of distributions	14,633	154,962	6,397	62,945
Shares redeemed	(33,957)	(319,754)	(14,460)	(159,078)

	3,437	$66,728	28,293	$303,105

Class R
Shares sold	142,880	$1,447,867	247,297	$2,644,358
Shares issued in reinvestment of distributions	67,582	699,479	32,755	316,087
Shares redeemed	(131,359)	(1,376,491)	(200,644)	(2,175,413)

	79,103	$770,855	79,408	$785,032

	176,027	$1,801,946	(188,683)	$(2,169,110)

LifePath Smart Beta 2055
Institutional
Shares sold	833	$9,160	21,339	$248,723
Shares issued in reinvestment of distributions	216	2,535	1,334	13,923
Shares redeemed	(291)	(3,450)	(41,271)	(478,872)

	758	$8,245	(18,598)	$(216,226)

Investor A
Shares sold	9,406	$95,574	14,528	$168,400
Shares issued in reinvestment of distributions	3,597	41,903	2,300	23,970
Shares redeemed	(3,663)	(44,439)	(15,214)	(178,919)

	9,340	$93,038	1,614	$13,451

Class K
Shares sold	24,949	$275,485	41,132	$475,420
Shares issued in reinvestment of distributions	7,732	90,462	3,502	36,627
Shares redeemed	(7,718)	(86,539)	(20,942)	(238,339)

	24,963	$279,408	23,692	$273,708

Class R
Shares sold	105,386	$1,140,855	198,597	$2,258,839
Shares issued in reinvestment of distributions	37,608	432,110	18,729	192,723
Shares redeemed	(78,773)	(895,138)	(97,414)	(1,111,646)

	64,221	$677,827	119,912	$1,339,916

	99,282	$1,058,518	126,620	$1,410,849

LifePath Smart Beta 2060
Institutional
Shares sold	1,371	$15,006	—	$—
Shares issued in reinvestment of distributions	79	849	—	—

	1,450	$15,855	—	$—

Investor A
Shares sold	1,666	$16,921	6,028	$62,107
Shares issued in reinvestment of distributions	340	3,660	29	271
Shares redeemed	(7)	(75)	(739)	(7,789)

	1,999	$20,506	5,318	$54,589

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/20		Year Ended 10/31/19
Fund Name/Share Class	Shares	Amounts	Shares	Amounts
LifePath Smart Beta 2060 (continued)
Class K
Shares sold	4,071	$38,664	314	$3,290
Shares issued in reinvestment of distributions	22	232	—	4
Shares redeemed	(47)	(419)	(1)	(10)

	4,046	$38,477	313	$3,284

Class R
Shares sold	59,787	$577,420	63,140	$646,308
Shares issued in reinvestment of distributions	3,744	40,025	364	3,348
Shares redeemed	(11,401)	(111,975)	(8,105)	(84,469)

	52,130	$505,470	55,399	$565,187

	59,625	$580,308	61,030	$623,060

	Period from 11/01/19 (a) to 04/30/20
	Shares	Amounts
LifePath Smart Beta 2065
Institutional
Shares sold	10,000	$100,000

Investor A
Shares sold	10,407	$103,810

Class K
Shares sold	170,000	$1,700,000

Class R
Shares sold	10,000	$100,000

	200,407	$2,003,810

(a)	Commencement of operations.

As of April 30, 2020, shares owned by BlackRock HoldCo 2, Inc., with respect to each Fund other than LifePath Smart Beta 2065, and by BlackRock Financial Management, Inc., with respect to LifePath Smart Beta 2065, each an affiliate of the Funds, were as follows:

Share Class	LifePath Smart Beta Retirement	LifePath Smart Beta 2025	LifePath Smart Beta 2030	LifePath Smart Beta 2035	LifePath Smart Beta 2040	LifePath Smart Beta 2045	LifePath Smart Beta 2050	LifePath Smart Beta 2055	LifePath Smart Beta 2060	LifePath Smart Beta 2065
Institutional	4,543	2,463	2,513	2,488	2,515	2,413	2,651	2,500	2,000	10,000
Investor A	—	—	—	—	—	—	—	2,500	2,000	10,000
Class K	—	—	—	—	—	—	—	192,500	94,000	170,000
Class R	—	—	—	—	—	—	—	2,500	2,000	10,000

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

On May 13, 2020, the Board approved a proposal to close the Funds to purchases and thereafter to liquidate each Fund. Accordingly, effective on August 31, 2020, each Fund will no longer accept purchase orders. On or about September 2, 2020 (the “Liquidation Date”), all of the assets of each Fund will be liquidated completely, all shares outstanding will be redeemed at their respective NAV per share and each Fund will then be terminated as a series of the Trust.

114	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met in person on May 14-15, 2019 (the “Organizational Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock LifePath® Smart Beta 2065 Fund (the “Fund”) and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.

The Agreement was the same agreement that had been previously approved by the Board of the Trust with respect to certain other master portfolios of the Trust. The Fund commenced operations in November 2019.

Activities and Composition of the Board

On the date of the Organizational Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Trust is required to consider the initial approval of the Agreement. In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At the Organizational Meeting, the Board reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the sharing of potential economies of scale; (e) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	115

Disclosure of Investment Advisory Agreement  (continued)

structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B.    The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s estimated total expense ratio, as well as the Fund’s estimated actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons. The Board noted that the Fund’s contractual management fee rate and estimated total expense ratio each ranked in the first quartile, and that the estimated actual management fee rate ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

Following consideration of this information, the Board, including the Independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board.

E. Other Factors Deemed Relevant by the Board Members: The Board, including a majority of the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also considered information regarding BlackRock’s brokerage and soft dollar practices and reports from BlackRock which included information on brokerage commissions and trade execution practices that it had received at prior Board meetings.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

All the Board Members present at the Organizational Meeting, including all the Independent Board Members present, approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors

116	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	117

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BlackRock Funds II, on behalf of BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund and BlackRock LifePath® Smart Beta 2060 Fund, met on November 12-13, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

118	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Effective December 31, 2019, Robert M. Hernandez retired as Trustee of the Trust.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC New York,

NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	119

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

120	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	121

Glossary of Terms Used in This Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

122	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

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blackrock.com    |    800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPSB-4/20-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Section 302 Certifications are attached

(a)(3) – Not Applicable

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(a)(4) – Not Applicable

(b) – Section 906 Certifications are attached

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 2, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: July 2, 2020

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